     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2008.

                                                             FILE NO. 333-101951

                                                                       811-07426

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 13                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 301                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on                           , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

THE DIRECTOR OUTLOOK

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series
II and Series IIR of The Director Outlook variable annuity. Please read it carefully before you purchase your variable annuity.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2008



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

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TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    9
PERFORMANCE RELATED INFORMATION                                               13
FIXED ACCUMULATION FEATURE                                                    13
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            19
  The Hartford's Principal First and The Hartford's Principal                 22
   First Preferred
  Death Benefit                                                               25
  Surrenders                                                                  33
ANNUITY PAYOUTS                                                               34
OTHER PROGRAMS AVAILABLE                                                      37
OTHER INFORMATION                                                             39
  Legal Proceedings                                                           41
  More Information                                                            41
FEDERAL TAX CONSIDERATIONS                                                    42
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      48
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED --              APP IV-1
EXAMPLES
APPENDIX V -- ACCUMULATION UNIT VALUES                                   APP V-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.


SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).


THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                          7%
  Second Year                                                                                             6%
  Third Year                                                                                              5%
  Fourth Year                                                                                             4%
  Fifth Year                                                                                              0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                      1.40%
  Total Separate Account Annual Expenses                                                                 1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  MAV/EPB Death Benefit Charge (4)                                                                       0.30%
  The Hartford's Principal First Charge (5)(6)                                                           0.75%
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  Total Separate Account Annual Expenses with all optional charges (7)                                   2.45%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.


(4) The MAV/EPB Death Benefit is not available for Contracts issued in Washington, New York or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of the average daily Sub-Account Value.

(5) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You may not choose both.

(6) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

(7) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.58%            1.30%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,077
3 years                                                                   $1,736
5 years                                                                   $2,105
10 years                                                                  $4,297

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $384
3 years                                                                   $1,223
5 years                                                                   $2,075
10 years                                                                  $4,267

(3)  If you do not Surrender your Contract:

1 year                                                                      $414
3 years                                                                   $1,253
5 years                                                                   $2,105
10 years                                                                  $4,297

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        5%
          4                        4%
      5 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than four years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.40% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.


Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

8

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-     You may have to pay income tax on the money you take out and, if you
      Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


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We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND
II, INC.
 HARTFORD GROWTH           Capital appreciation          HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                                 Sub-advised by Wellington
  -- CLASS IB                                            Management Company, LLP
 HARTFORD LARGECAP GROWTH  Long term growth of capital   HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                                   Sub-advised by Hartford
                                                         Investment Management Company
 HARTFORD MIDCAP GROWTH    Long term growth of capital   HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                                   Sub-advised by Hartford
                                                         Investment Management Company
 HARTFORD SMALLCAP GROWTH  Maximize capital              HL Investment Advisors, LLC
  HLS FUND -- CLASS IB     appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP and
                                                         Hartford Investment Management
                                                         Company
 HARTFORD SMALLCAP VALUE   Capital appreciation          HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                                   Sub-advised by Kayne Anderson
                                                         Rudnick Investment Management,
                                                         LLC, Metropolitan West Capital
                                                         Management, LLC and SSgA Funds
                                                         Management, Inc.
 HARTFORD U.S. GOVERNMENT  Maximize total return with a  HL Investment Advisors, LLC
  SECURITIES HLS FUND --   high level of current income  Sub-advised by Hartford
  CLASS IB                 consistent with prudent       Investment Management Company
                           investment risk
 HARTFORD VALUE            Capital appreciation          HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                                 Sub-advised by Wellington
  -- CLASS IB                                            Management Company, LLP
HARTFORD SERIES FUND,
INC.
 HARTFORD ADVISERS HLS     Maximum long-term total       HL Investment Advisors, LLC
  FUND -- CLASS IB         return                        Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD CAPITAL          Growth of capital             HL Investment Advisors, LLC
  APPRECIATION HLS FUND                                  Sub-advised by Wellington
  -- CLASS IB                                            Management Company, LLP
 HARTFORD DISCIPLINED      Growth of capital             HL Investment Advisors, LLC
  EQUITY HLS FUND --                                     Sub-advised by Wellington
  CLASS IB                                               Management Company, LLP
 HARTFORD DIVIDEND AND     High level of current income  HL Investment Advisors, LLC
  GROWTH HLS FUND --       consistent with growth of     Sub-advised by Wellington
  CLASS IB                 capital                       Management Company, LLP
 HARTFORD EQUITY INCOME    High level of current income  HL Investment Advisors, LLC
  HLS FUND -- CLASS IB     consistent with growth of     Sub-advised by Wellington
                           capital                       Management Company, LLP

10

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
FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
 HARTFORD FUNDAMENTAL      Long-term capital             HL Investment Advisors, LLC
  GROWTH HLS FUND --       appreciation                  Sub-advised by Wellington
  CLASS IB (1)                                           Management Company, LLP
 HARTFORD GLOBAL ADVISERS  Maximum long-term total rate  HL Investment Advisors, LLC
  HLS FUND -- CLASS IB     of return                     Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD GLOBAL           Long-term capital             HL Investment Advisors, LLC
  COMMUNICATIONS HLS FUND  appreciation                  Sub-advised by Wellington
  -- CLASS IB +                                          Management Company, LLP
 HARTFORD GLOBAL EQUITY    Seeks long term capital       HL Investment Advisors, LLC
  HLS FUND -- CLASS IB     appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD GLOBAL           Long-term capital             HL Investment Advisors, LLC
  FINANCIAL SERVICES HLS   appreciation                  Sub-advised by Wellington
  FUND -- CLASS IB +                                     Management Company, LLP
 HARTFORD GLOBAL GROWTH    Growth of capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                                   Sub-advised by Wellington
  (2)                                                    Management Company, LLP
 HARTFORD GLOBAL HEALTH    Long-term capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IB +   appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD GLOBAL           Long-term capital             HL Investment Advisors, LLC
  TECHNOLOGY HLS FUND --   appreciation                  Sub-advised by Wellington
  CLASS IB +                                             Management Company, LLP
 HARTFORD GROWTH HLS FUND  Long-term capital             HL Investment Advisors, LLC
  -- CLASS IB              appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD HIGH YIELD HLS   High current income with      HL Investment Advisors, LLC
  FUND -- CLASS IB         growth of capital as a        Sub-advised by Hartford
                           secondary objective           Investment Management Company
 HARTFORD INDEX HLS FUND   Seeks to provide investment   HL Investment Advisors, LLC
  -- CLASS IB              results which approximate     Sub-advised by Hartford
                           the price and yield           Investment Management Company
                           performance of publicly
                           traded common stocks in the
                           aggregate
 HARTFORD INTERNATIONAL    Capital appreciation          HL Investment Advisors, LLC
  GROWTH HLS FUND --                                     Sub-advised by Wellington
  CLASS IB (3)                                           Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term growth of capital   HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                                 Sub-advised by Wellington
  -- CLASS IB                                            Management Company, LLP
 HARTFORD INTERNATIONAL    Capital appreciation          HL Investment Advisors, LLC
  SMALL COMPANY HLS FUND                                 Sub-advised by Wellington
  -- CLASS IB                                            Management Company, LLP
 HARTFORD MIDCAP VALUE     Long-term capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IB +   appreciation                  Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD MONEY MARKET     Maximum current income        HL Investment Advisors, LLC
  HLS FUND -- CLASS IB**   consistent with liquidity     Sub-advised by Hartford
                           and preservation of capital   Investment Management Company

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
FUNDING OPTION             INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
 HARTFORD MORTGAGE         Maximum current income        HL Investment Advisors, LLC
  SECURITIES HLS FUND --   consistent with safety of     Sub-advised by Hartford
  CLASS IB                 principal and maintenance of  Investment Management Company liquidity by investing
                           primarily in mortgage
                           related securities
 HARTFORD STOCK HLS FUND   Long-term growth of capital   HL Investment Advisors, LLC
  -- CLASS IB                                            Sub-advised by Wellington
                                                         Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,     HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a secondary    Sub-advised by Hartford
  IB                       objective                     Investment Management Company
 HARTFORD VALUE HLS FUND   Long-term total return        HL Investment Advisors, LLC
  -- CLASS IB                                            Sub-advised by Wellington
                                                         Management Company, LLP
 FIXED ACCUMULATION        Preservation of capital       Hartford Life Insurance
  FEATURE*                                               Company or Hartford Life and
                                                         Annuity Insurance Company --
                                                         General Account



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.



* The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.



** In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



NOTES



(1)  Formerly Hartford Focus HLS Fund -- Class IB



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IB



(3)  Formerly Hartford International Capital Appreciation HLS Fund -- Class IB


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our

12

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own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out"

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basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your registered representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.


The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.


Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.


Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. If your Contract is issued in New York, you and your Annuitant must not be older than age 85 on the date your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase you Contract in Oregon, we will accept subsequent Premium Payments only during the first six Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment

16

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based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


For examples of how we calculate the Death Benefit, see Appendix II.


CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

-   Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.


If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if your elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.


You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Hartford Money Market HLS Fund Sub-Account to another investment option.

When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- We will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

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CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfersbetween the Sub-Accounts offered in this Contract according to our policies andprocedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

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18

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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


FUND TRADING POLICIES


You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

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                                                                          19

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FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may
transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        5%
          4                        4%
      5 or more                    0%

20

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Surrender Order -- During the Contract Years when a Contingent Deferred Sales
Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first four years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.40% of the Sub-Account Value.

The Mortality and Expense Risk Charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

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Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The Mortality and Expense Risk Charge enables us to keep our commitments and to pay you as planned. If the Mortality and Expense Risk Charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the Mortality and Expense Risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the Mortality and Expense Risk Charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES


We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred can be elected for an additional annual charge. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual

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Maintenance Fee, and charges for optional benefits, for certain Contracts
(including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.


You cannot elect The Hartford's Principal First Preferred after May 1, 2008. Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.


You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

Whether you elect either The Hartford's Principal First or The Hartford's Principal First Preferred, a company-sponsored exchange will not be considered to be a revocation or termination of either benefit.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

-   Your Benefit Amount can never be more than $5 million dollars.

-   Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First or The Hartford's Principal First Preferred, respectively.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit

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  Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Except for Contracts issued in New York, if you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

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KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S
PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

      FEATURES                    THE HARTFORD'S PRINCIPAL FIRST                     THE HARTFORD'S PRINCIPAL FIRST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
Charge                0.50% of Sub-Account Value                               0.20% of Sub-Account Value
Benefit Payment       7% of Benefit Amount                                     5% of Benefit Amount
Revocability          - Irrevocable.                                           - Revocable anytime after the 5th Contract Year or
                      - Charge continues to be deducted until we begin to      the 5th anniversary of the date you added The
                      make annuity payouts.                                    Hartford's Principal First Preferred to your
                                                                               Contract.
                                                                               - Charge continues to be deducted until we begin to
                                                                               make annuity payout or charge will terminate if The
                                                                               Hartford's Principal First Preferred is cancelled.
Step Up               - After the 5th Contract Year, every five years          - Not Available.
                      thereafter if elected.
Maximum Issue Age     - Non-Qualified & Roth IRA -- Age 85                     -  Non-Qualified & Roth IRA -- Age 85
                      - IRA/Qualified -- Age 80                                - IRA/Qualified -- Age 70
Investment            - None                                                   - You are not permitted to transfer more than 10% of
Restrictions                                                                   your Contract Value as of your last Contract
                                                                               Anniversary between certain investment options. This
                                                                               restriction is not currently enforced.
Spousal Continuation  - Available                                              - Available

THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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-   If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.

REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

The Hartford's Principal First Preferred is only available to Contracts issued on or after November 1, 2004. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.

For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

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THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN
THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD
DEATH BENEFIT CHOICES                       SUMMARY                                           HOW IT WORKS
-----------------------------------------------------------------------------------------------------------------------------
Asset Protection       Not available if you elect the Premium Protection   This Death Benefit is the greatest of:
Death Benefit          Death Benefit.                                      -- Contract Value; or
                       No extra charge.                                    -- Contract Value PLUS 25% of the total Premium
                       If you do not elect a Death Benefit, we will issue  Payments excluding any subsequent Premium Payments
                       your Contract with the Asset Protection Death       we receive within 12 months of death or after
                       Benefit.                                            death. Premium Payments are adjusted for any
                                                                           partial Surrenders; or
                                                                           -- Contract Value PLUS 25% of your Maximum
                                                                           Anniversary Value excluding any subsequent Premium
                                                                           Payments we receive within 12 months of death or
                                                                           after death.
                                                                           This Death Benefit cannot exceed the greatest of:
                                                                           -- Contract Value; or
                                                                           -- Total Premium Payments adjusted for any partial
                                                                           Surrenders; or
                                                                           -- Your Maximum Anniversary Value.
Premium Protection     Not available if you elect the Asset Protection     This Death Benefit is the greater of:
Death Benefit          Death Benefit.                                      -- Contract Value; or
                       No extra charge.                                    -- Total Premium Payments you have made to us
                       You cannot choose this Death Benefit if either you  minus an adjustment for any partial Surrenders.
                       or your Annuitant are 76 years old or older.

OPTIONAL
DEATH BENEFIT                              SUMMARY                                           HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
MAV/EPB Death         Optional Death Benefit that is available for an     If you elect this Death Benefit with the Asset
Benefit               additional annual charge equal to 0.30% of your     Protection Death Benefit, your Death Benefit will
                      Contract Value invested in the Sub-Accounts and is  be the greatest of:
                      deducted daily.                                     -- The Asset Protection Death Benefit described
                      Only available upon purchase.                       above;
                      May elect in addition to either the Asset           -- The total Premium Payments you have made to us
                      Protection Death Benefit or the Premium Protection  adjusted for any partial Surrenders;
                      Death Benefit. The Death Benefit will be the same   -- Your Maximum Anniversary Value; or
                      regardless of whether you elect the Asset           -- The Earnings Protection Benefit.
                      Protection Death Benefit or the Premium Protection  If you elect this Death Benefit with the Premium
                      Death Benefit.                                      Protection Death Benefit, your Death Benefit will
                      You cannot choose this Death Benefit by itself.     be the greatest of:
                      You cannot choose this Death Benefit if you or      -- The Premium Protection Death Benefit described
                      your Annuitant are 76 years old or older.           above;
                                                                          -- Your Maximum Anniversary Value; or
                                                                          -- The Earnings Protection Benefit.


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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000.
-     In your fourth Contract Year, you made a partial Surrender of $8,000.
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.
- On the day we calculate the Death Benefit, your Contract Value was $115,000.
-     Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the    Based on the assumptions above, here is how we would do the
greatest of these three values:                                   actual calculations:
-- Contract Value or                                              Contract Value equals $115,000.
-- Contract Value PLUS 25% of the total Premium Payments          $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
-- Contract Value PLUS 25% of your Maximum Anniversary Value      $115,000 + [25% ($150,000)] = $152,500.
excluding any subsequent Premium Payments we receive within 12 months of death or after death.

THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH BENEFIT MAXIMUM.

Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest       Based on the assumptions above, here is the calculation of
of:                                                                 the Asset Protection Death Benefit Maximum:
-- Contract Value;                                                  - Contract Value is $115,000,
-- Total Premium Payments you have made to us, adjusted for         - Total Premium Payments you have made to us minus an
any partial Surrenders; or                                          adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                    $92,000], or
-- Your Maximum Anniversary Value.                                  - Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000,
the maximum Death Benefit is $150,000.


The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see Appendix II.


The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

28

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We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY
VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death        Based on the assumptions above,
Benefit by finding the greater of these          here is how we would do the
two values:                                      actual calculations:
-- Contract Value; or                            $115,000
-- Total Premium Payments you have made to       $100,000 - $8,000 = $92,000
us minus an adjustment for any partial
Surrenders.
Because your Contract Value was greater
than the adjusted total Premium Payments,
your Death Benefit is $115,000.

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.


For examples of how we calculate the Death Benefit, see Appendix II.


OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington, New York or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

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MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

 MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT   MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset Protection   The Death Benefit will be the greatest of the Premium Protection
Death Benefit or the following three values:                     Death Benefit or the following two values:
- The total Premium Payments you have made to us minus an        - Your Maximum Anniversary Value; or
adjustment for any partial Surrenders;
- Your Maximum Anniversary Value; or                             - The Earnings Protection Benefit, which is discussed below.
- The Earnings Protection Benefit, which is discussed below.

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.


For examples of how we calculate the Death Benefit, see Appendix II.



EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

-   40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.


For examples of how we calculate the Death Benefit, see Appendix II.


HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-     You made a single Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000,
-     Your Maximum Anniversary Value was $150,000.

30

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Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT         MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
Asset Protection Death        $150,000                          Premium Protection            $115,000
Benefit (see Example                                            Death Benefit (see
above)                                                          Example above)
The total Premium             $100,000 - $8,000 = $92,000       Your Maximum                  $150,000
Payments you have made                                          Anniversary Value; or
to us minus an
adjustment for any
partial Surrenders;
Your Maximum                  $150,000                          The Earnings Protection       Contract Value minus Contract Value on
Anniversary Value; or                                           Benefit                       the date you purchased your Contract
                                                                                              [$115,000 - $100,000 = $15,000]
                                                                                              40% of Contract gain plus Contract
                                                                                              Value [$15,000 x 40% = $6,000] +
                                                                                              $115,000 = $121,000]
The Earnings Protection       Contract Value minus Contract     Death Benefit Amount          Because the Maximum Anniversary Value
Benefit                       Value on the date you purchased                                 was the greatest of the three values
                              your Contract [$115,000 -                                       compared, the Death Benefit is
                              $100,000 = $15,000]                                             $150,000
                              40% of Contract gain plus
                              Contract Value [$15,000 x 40% =
                              $6,000] + $115,000 = $121,000]
Death Benefit Amount          Because the Maximum Anniversary
                              Value was the greatest of the
                              four values compared, the Death
                              Benefit is $150,000

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN WASHINGTON, NEW YORK OR MINNESOTA

The optional Death Benefit is different for Contracts issued in Washington, New York or Minnesota. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

-   Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will

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waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

-   Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

-   The aggregate Premium Payments reduced by an adjustment for any Surrenders;
    or

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life

32

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expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.



Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:


- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.


Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

34

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TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

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2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford's Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity

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Payout Option, called The Hartford's Principal First Preferred Payout Option,
Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

- Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs. Combination Annuity Payouts are not available during the first two Contract Years.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions, please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional Charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.



STATIC ASSET ALLOCATION MODELS



This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.



If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in


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the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.



You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.



You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.



Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.



We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.



While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.



-   Asset Rebalancing



In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.



-   Dollar Cost Averaging



We offer three dollar cost averaging programs:



       -   DCA Plus



       -   Fixed Amount DCA



       -   Earnings/Interest DCA


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;


       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.



     You may always provide us with updated instructions following any of these events.


- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

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-   We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.



- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.



- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.


-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


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Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.


We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.



ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


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                                                                          41

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As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



LEGAL PROCEEDINGS



There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


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FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal

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                                                                          43

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  periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).


A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply,

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44

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      however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14,

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1982, then any amount received or deemed received prior to the Annuity
Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.


The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

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    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.


In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.


    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is

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           not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.


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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as

APP I-2

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indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified

                                                                     APP I-3

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Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age

                                                                     APP I-5

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59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annu

APP I-6

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ity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c),

                                                                     APP I-7

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403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an
"eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

                                                                     APP V-1

-------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.



There is no information for Hartford Global Equity HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund or Hartford SmallCap Value HLS Fund because as of December 31, 2007, the Funds had not commenced operations.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.179           $1.117           $1.095           $1.000
  Accumulation Unit Value at end of
   period                                     $1.346           $1.284           $1.179           $1.117           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,811           29,428           31,255           28,878           10,732
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.057           $0.979           $0.935           $0.927               --
  Accumulation Unit Value at end of
   period                                     $1.100           $1.057           $0.979           $0.935               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,168            7,753            7,977            7,342               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.357           $2.055           $1.808           $1.540           $1.218
  Accumulation Unit Value at end of
   period                                     $2.709           $2.357           $2.055           $1.808           $1.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,237           31,358           34,291           35,168            9,677
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.431           $1.257           $1.115           $0.971               --
  Accumulation Unit Value at end of
   period                                     $1.631           $1.431           $1.257           $1.115               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,531           14,801           16,147           15,671               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.012           $0.915           $0.873           $0.818           $0.701
  Accumulation Unit Value at end of
   period                                     $1.078           $1.012           $0.915           $0.873           $0.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,264           21,684           21,392           13,662            2,188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.971           $0.885           $0.851           $0.816               --
  Accumulation Unit Value at end of
   period                                     $1.027           $0.971           $0.885           $0.851               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,412            7,785            7,617            4,469               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.578           $1.333           $1.279           $1.157           $1.003
  Accumulation Unit Value at end of
   period                                     $1.681           $1.578           $1.333           $1.279           $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33,692           35,762           36,090           29,748            7,810
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.303           $1.109           $1.073           $0.979               --
  Accumulation Unit Value at end of
   period                                     $1.376           $1.303           $1.109           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,707           13,554           13,855           11,913               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.416           $1.191           $1.156           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                     $1.489           $1.416           $1.191           $1.156           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,844            3,885            3,514            1,654              113

APP V-2

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.380           $1.171           $1.145           $1.063               --
  Accumulation Unit Value at end of
   period                                     $1.440           $1.380           $1.171           $1.145               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    975            1,085              935              655               --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.139           $1.055           $0.977           $0.962           $0.829
  Accumulation Unit Value at end of
   period                                     $1.290           $1.139           $1.055           $0.977           $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    694              696              740              561              200
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.096           $1.024           $0.955           $0.952               --
  Accumulation Unit Value at end of
   period                                     $1.231           $1.096           $1.024           $0.955               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              107              153              106               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.077           $1.006           $0.989           $0.892           $0.806
  Accumulation Unit Value at end of
   period                                     $1.235           $1.077           $1.006           $0.989           $0.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,362            2,039            2,245            2,825              532
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.034           $0.973           $0.965           $0.899               --
  Accumulation Unit Value at end of
   period                                     $1.176           $1.034           $0.973           $0.965               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    822              845              826              550               --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.318           $1.098           $0.941           $0.777           $0.571
  Accumulation Unit Value at end of
   period                                     $1.600           $1.318           $1.098           $0.941           $0.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              282              325              355              329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.268           $1.065           $0.920           $0.784               --
  Accumulation Unit Value at end of
   period                                     $1.527           $1.268           $1.065           $0.920               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               49               53               56               --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.165           $1.072           $0.970           $0.817
  Accumulation Unit Value at end of
   period                                     $1.255           $1.384           $1.165           $1.072           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291              296              355              371              288
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.332           $1.130           $1.048           $0.973               --
  Accumulation Unit Value at end of
   period                                     $1.198           $1.332           $1.130           $1.048               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              133              171              169               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.946           $0.842           $0.835           $0.712           $0.593
  Accumulation Unit Value at end of
   period                                     $1.163           $0.946           $0.842           $0.835           $0.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,421           14,379           15,083           12,723            2,257
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.908           $0.815           $0.814           $0.725               --
  Accumulation Unit Value at end of
   period                                     $1.108           $0.908           $0.815           $0.814               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,913            5,870            6,183            4,935               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.098           $1.918           $1.735           $1.563           $1.372
  Accumulation Unit Value at end of
   period                                     $2.190           $2.098           $1.918           $1.735           $1.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    943            1,216            1,296            1,420              894
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.014           $1.857           $1.692           $1.596               --
  Accumulation Unit Value at end of
   period                                     $2.086           $2.014           $1.857           $1.692               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              155              191              189               --

                                                                     APP V-3

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.534           $0.492           $0.450           $0.452           $0.354
  Accumulation Unit Value at end of
   period                                     $0.598           $0.534           $0.492           $0.450           $0.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    977            1,083            1,495            1,801            1,531
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.513           $0.476           $0.439           $0.462               --
  Accumulation Unit Value at end of
   period                                     $0.570           $0.513           $0.476           $0.439               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    236              311              364              439               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.311           $1.274           $1.237           $1.118           $0.950
  Accumulation Unit Value at end of
   period                                     $1.506           $1.311           $1.274           $1.237           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,541            5,904            6,469            4,860            1,423
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.265           $1.240           $1.214           $1.140               --
  Accumulation Unit Value at end of
   period                                     $1.442           $1.265           $1.240           $1.214               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,469            1,511            1,535            1,387               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.575           $1.429           $1.249           $1.083           $0.897
  Accumulation Unit Value at end of
   period                                     $2.008           $1.575           $1.429           $1.249           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,889            5,356            5,193            2,992              830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.520           $1.390           $1.225           $1.102               --
  Accumulation Unit Value at end of
   period                                     $1.924           $1.520           $1.390           $1.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,573            3,237            3,663            1,870               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.198           $1.193           $1.129           $1.048
  Accumulation Unit Value at end of
   period                                     $1.325           $1.310           $1.198           $1.193           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,725            6,365            6,425            6,119            2,365
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.159           $1.164           $1.120               --
  Accumulation Unit Value at end of
   period                                     $1.262           $1.258           $1.159           $1.164               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,494            1,614            2,023            1,759               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.990           $0.871           $0.848           $0.781           $0.680
  Accumulation Unit Value at end of
   period                                     $1.024           $0.990           $0.871           $0.848           $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,627            6,105            6,055            5,555            2,778
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.950           $0.843           $0.827           $0.780               --
  Accumulation Unit Value at end of
   period                                     $0.975           $0.950           $0.843           $0.827               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,475            1,671            1,652            1,273               --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.611           $1.320           $1.264           $1.031           $0.819
  Accumulation Unit Value at end of
   period                                     $1.964           $1.611           $1.320           $1.264           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,435            9,880            9,274            4,423              788
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.550           $1.280           $1.236           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.874           $1.550           $1.280           $1.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,853            3,056            2,979            1,632               --

APP V-4

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.492           $1.219           $1.081           $0.931           $0.751
  Accumulation Unit Value at end of
   period                                     $1.871           $1.492           $1.219           $1.081           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,137           15,028           15,424           12,066            1,407
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.402           $1.154           $1.032           $0.905               --
  Accumulation Unit Value at end of
   period                                     $1.743           $1.402           $1.154           $1.032               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,650            6,200            6,133            4,567               --
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.240           $1.761           $1.509           $1.312           $1.013
  Accumulation Unit Value at end of
   period                                     $2.402           $2.240           $1.761           $1.509           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,694            1,900            1,690            1,179              329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.155           $1.708           $1.476           $1.321               --
  Accumulation Unit Value at end of
   period                                     $2.293           $2.155           $1.708           $1.476               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    528              903              434              285               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.711           $1.476           $1.364           $1.192           $0.961
  Accumulation Unit Value at end of
   period                                     $1.719           $1.711           $1.476           $1.364           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,049            6,050            6,586            7,083            2,914
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.646           $1.431           $1.333           $1.193               --
  Accumulation Unit Value at end of
   period                                     $1.640           $1.646           $1.431           $1.333               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,619            1,835            1,981            2,083               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.161           $1.127           $1.114           $1.122           $1.128
  Accumulation Unit Value at end of
   period                                     $1.198           $1.161           $1.127           $1.114           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,018            6,878            8,506            5,657            2,115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.989           $0.968           $0.965           $0.978               --
  Accumulation Unit Value at end of
   period                                     $1.013           $0.989           $0.968           $0.965               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,773            2,611            1,564            1,356               --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.300           $1.263           $1.254           $1.224           $1.226
  Accumulation Unit Value at end of
   period                                     $1.322           $1.300           $1.263           $1.254           $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,687            2,820            2,770            2,502            1,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.248           $1.222           $1.223           $1.210               --
  Accumulation Unit Value at end of
   period                                     $1.259           $1.248           $1.222           $1.223               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    419              355              491              326               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.779           $1.581           $1.328           $1.204           $0.951
  Accumulation Unit Value at end of
   period                                     $1.999           $1.779           $1.581           $1.328           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,373            2,716            2,354            2,828            1,280
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.401           $1.255           $1.063           $1.008               --
  Accumulation Unit Value at end of
   period                                     $1.562           $1.401           $1.255           $1.063               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,348              878              679              796               --

                                                                     APP V-5

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.338           $1.224           $1.078           $0.831
  Accumulation Unit Value at end of
   period                                     $1.357           $1.406           $1.338           $1.224           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,529            9,891           10,417            8,202            1,153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.357           $1.302           $1.201           $1.128               --
  Accumulation Unit Value at end of
   period                                     $1.300           $1.357           $1.302           $1.201               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,458            4,296            4,575            3,011               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.226           $1.087           $1.008           $0.984           $0.855
  Accumulation Unit Value at end of
   period                                     $1.277           $1.226           $1.087           $1.008           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,790           24,184           26,232           19,823            4,110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.993           $0.887           $0.829           $0.818               --
  Accumulation Unit Value at end of
   period                                     $1.026           $0.993           $0.887           $0.829               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,025            9,975           10,445            7,630               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.466           $1.422           $1.411           $1.371           $1.362
  Accumulation Unit Value at end of
   period                                     $1.510           $1.466           $1.422           $1.411           $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,580           25,889           26,028           20,361            5,052
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.225           $1.198           $1.198           $1.182               --
  Accumulation Unit Value at end of
   period                                     $1.251           $1.225           $1.198           $1.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,999            7,823            7,833            5,614               --
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.102           $1.077           $1.079           $1.074           $1.093
  Accumulation Unit Value at end of
   period                                     $1.132           $1.102           $1.077           $1.079           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,488           15,823           15,335           11,354            2,116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.064           $1.049           $1.058           $1.066               --
  Accumulation Unit Value at end of
   period                                     $1.084           $1.064           $1.049           $1.058               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,413            4,079            3,944            2,500               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.332           $1.112           $1.045           $0.960           $0.838
  Accumulation Unit Value at end of
   period                                     $1.428           $1.332           $1.112           $1.045           $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,721            3,081            2,838            2,622            1,505
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.282           $1.078           $1.022           $0.951               --
  Accumulation Unit Value at end of
   period                                     $1.363           $1.282           $1.078           $1.022               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,412            1,591            1,416            1,092               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.382           $1.297           $1.109           $0.910
  Accumulation Unit Value at end of
   period                                     $1.491           $1.618           $1.382           $1.297           $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,527            4,323            4,258            2,242              529
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.562           $1.345           $1.272           $1.130               --
  Accumulation Unit Value at end of
   period                                     $1.428           $1.562           $1.345           $1.272               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,102            1,723            1,518              486               --

To obtain a Statement of Additional Information, please complete the form below and mail to:

         The Hartford
       Attn: U.S. Wealth Management
       P.O. Box 5085
       Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II and Series IIR of The Director Outlook variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT ONE

                SERIES II AND SERIES IIR OF THE DIRECTOR OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                5
  Total Return for all Sub-Accounts                                            5
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         6
  Performance Comparisons                                                      6
ACCUMULATION UNIT VALUES                                                       7
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 27, 2008 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $19,939,874; 2006: $22,210,831; and 2005: $72,602,599.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES



As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



1st Discount Brokerage, Inc., AIM Distributors, Inc., A.P.P.S. Financial Group, Inc., Abacus Investments, Inc., ABN AMRO, Inc., Advantage Capital Corporation, Advisory Group Equity Services Ltd., AFA Financial Group LLC, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors Inc., AIG Retirement Advisors, Inc., AIG SunAmerica, Inc., Alexander Investment Services Co., Allegheny Investments, Ltd., Allen & Company LLC, Allen & Company of Florida, Inc., Allen Douglas Securities, Inc., Alliance Bank, AllianceBerstein Investments, Inc., AMCORE Investment Services, Inc., American Classic Securities Inc., American Diversified Financial Group LLC, American Funds & Trusts Inc., American Funds Distributors, Inc., American General Securities, Inc., American Investors Company, American Portfolios Financial Services, Inc., Ameriprise Financial, Inc., Ameritas Investment Corp., AMTrust Investment Services, Inc., AMVest Securities, Inc., Anderson & Strudwick, Inc., Andrew Garrett, Inc., Anthony Financial Management LLC, Arizona State Savings & Credit Union, Arvest Asset Management, Askar Corp., Asset Management Securities Corp., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Coast Securities Corp., AUL Equity Sales Corp., AXA Advisors LLC, AYRE Investments, Inc., B.C. Ziegler and Company, Banc of America Investment Services, Inc., BancNorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank Insurance &

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------


Securities Association, Bank Iowa, Bank of the West, Bankers & Investors Co., Banknorth, N.A., Bannon Ohanesian & Lecours, Inc., Banorte Securities International, Ltd., Bates Securities, Inc., BB&T Investment Services, Inc., BBVA Investments Inc., BCG Securities, Inc., Beaconsfield Financial Services, Inc., Bedrock Capital Management, Inc., Bernard Herold & Co., Inc., Berthel Fisher & Company Financial Services, Inc., BI Investments LLC, Bodell Overcash Anderson & Co., Inc., Boone County National Bank, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Broker Dealer Financial Services Corp., Brokers International Financial, Brokers International Financial Services LLC, Brooke Securities, Inc., Brookstreet Securities Corporation, Brown Advisory Securities LLC, Brown Lisle Cummings, Inc., Bruce A. Lefavi Securities, Inc., Buckman Buckman & Reid, Inc., Butler Freeman Tally Financial Group LLC, Butler Wick & Co., Inc., Cadaret Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Securities LLC, Cantella & Co., Inc., Cantella & Company, Capital Analysts, Inc., Capital Brokerage Corp., Capital Choice Financial Services, Capital City Bank, Capital Concepts Investment Corp., Capital Financial Services, Inc., Capital Growth Securities LLC, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital Management Securities, Inc., Capital One Bank, Capital One Investments LLC, Capital Securities of America, Inc., Capital Select I Corp., Capitol Securities Management, Inc., Carey Thomas Hoover, & Breault, Inc., Carolinas Investment Consulting LLC, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Cebert Wealth Management Group, Inc., Centaurus Financial, Inc., Centennial Securities Company LLC, Central Bank, Century Securities Associates, Inc., CFD Investments, Inc., CFG Financial Associates, Inc., Charter One Financial, Inc., Chase Investments Services, Corp., Chemical Bank & Trust Co., Chemical Bank West, Chicago Investment Group LLC, CIG Securities, Citicorp Financial Services Corporation, Citigroup Global Markets Inc., Citizens Bank, Citizens Financial Services FSB, Citizens Investment Services Corp., Citizens National Bank, City Bank, City Securities Corporation, Clearing Services of America, Inc., Coburn & Meredith, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bankers Securities LLC, Community Investment Services, Inc., Community National Bank, Compak Securities, Inc., Compass Brokerage, Inc., Comprehensive Asset Management Servicing, Inc., Contemporary Financial Solutions, Coordinated Capital Securities, Inc., Cornerstone Financial Services, Inc., Country Club Financial Services, Inc., Countrywide Investment Services, Inc., Crews & Associates, Inc., Cri Securities LLC, Crowell, Weedon & Co., Crown Capital Securities LLP, CUE Financial Group, Inc., Cuna Brokerage Services, Inc., CUSO Financial Services LP, Cutter & Company, Inc., CW Securities LLC, D.A. Davidson & Co., Daiwa Securities America Inc., Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corporation, Delta Trust Investments, Inc., Dempsey Financial Network, Inc., Deutsche Bank Securities Inc., DFC Investor Services, Diversified Securities, Inc., Dominion Investor Services, Inc., Dorn & Co., Inc., Dortch Securities & Investments, Inc., Dougherty & Company LLC, Duerr Financial Corporation, Eagle One Investments LLC, Economy Securities, Inc., EDI Financial, Inc., Edward Jones, Effingham State Bank, EK Riley Investments LLC, Emergent Financial Group, Inc., Emerson Equity LLC, Empire Financial Group, Inc., Empire Securities Corp., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equable Securities Corp., Equitas America LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities LLC, Excel Securities & Associates, Inc., Fairport Capital, Inc., Farmers National Bank, Feltl & Company, Fenwick Securities, Inc., Ferris, Baker, Watts, Inc., FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services LLC, Fidelity Federal Bank & Trust, Fiducial Investments Advisors, Inc., Fifth Third Securities, Inc., Financial Design, Inc., Financial Network Investment Corp., Financial Planning Consultants, Inc., Financial Security Management, Inc., Financial Telesis, Inc., Financial West Group, Fintegra LLC, First Allied Securities, Inc., First American Bank, First Bank, First Bank & Trust, First Brokerage America, First Brokerage America LLC, First Busy Securities, Inc., First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, Inc., First Citizens National Bank, First Coast Financial Advisors LLC, First Colonial Group Inc., First Community Bank, N.A., First Dallas Securities Inc., First Federal Bank, First Fidelity Securities, First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Independent Financial Services, Inc., First MidAmerica Investment Corp., First Montauk Securities Corp., First National Bank, First National Investment Services Company LLC, First Northern Bank, First Place Bank, First Security Bank, First Southeast Investor Services, Inc., First Southwest Company, First St.Louis Securities, Inc., First Tennessee Brokerage, Inc., First Wall Street Corp., First Western Securities, Inc., FirstMerit Securities, Inc., Fiserv Brokerage Services, Inc., Fiserv, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., FNIC FID Div., Focused Investments, Folger Nolan Fleming Douglas Inc., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Inc., Founders Financial Securities LLC, Fox & Company Investments Inc., Franklin Templeton Financial Services Corp., Frost Brokerage Services, Inc., FSC Securities Corp., FSIC, Fulcrum Securities, Inc., G & W Equity Sales, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group LLC, Girard Securities Inc., Glencrest Insurance Services, Global Brokerage Services, Inc., GMS Group LLC, Gold Coast Securities, Inc., Granite Securities LLC, Grant Bettingen, Inc., Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital Financial Service Inc., Great Northern Financial Services, Gregory J. Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H.D.Vest Investment Services., HAAS Financial Products, Inc., Hagar Financial Corporation, Hancock Bank, Hancock Investment Services, Inc., Harbor Financial Services LLC, Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Hartford Equity Sales Company Inc., Hartford Investment Financial Services LLC, Harvest Capital LLC, Hawthorne Securities Corporation, Hazard & Siegel, Inc., HBW Securities LLC, Heartland Bank, Heartland Investment Associates, Inc., Hefren-Tillotson, Inc., Heim Young & Associates, Inc., Heritage Bank, Hibernia National Bank, Home Savings Bank Hornor Townsend & Kent, Inc., Horwitz &

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Associates, Inc., HSBC Bank International, HSBC Securities (USA) Inc.,
Huntington Securities Corp., Huntington Investment Co., Huntington National Bank, Huntleigh Securities Corporation, IBC Bank, IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corporation, IFC Holdings, IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Bank, Independent Financial Group LLC, Independent Financial Securities, Inc., INFINEX Investments, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., Innovative Solutions Insurance Services, Intercarolina Financial Services, Inc., Interlink Securities Corp., International Assets Advisory LLC, International Research Securities, Inc., Intersecurities, Inc., Intrust Brokerage Inc., Invesmart Securities LLC, Invest Financial Corporation, Investacorp, Inc., Investment Centers Of America, Inc., Investment Management Service, Inc., Investment Planners, Inc., Investment Professionals Inc., Investment Security Corporation, Investors Capital Corp., Investors Security Company, Inc., Iowa State Bank, Iron Street Securities, Inc., Ironstone Securities, Inc., J.B. Hanauer & Co., J.P. Morgan Securities, Inc., J.P. Turner & Company LLC, J.W. Cole Financial, Inc., Jack V. Butterfield Investment Company, James I. Black & Company, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Jesup & Lamont Securities Corp., Joseph Stevens & Co., Inc., K.W. Brown Investments, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Key Investment Services LLC, Kinecta Financial & Insurance Services LLC, KMS Financial Services, Inc., Kovack Securities Inc., Lara, Shull & May, Ltd., Lasalle Financial Services, Inc., Lasalle St Securities LLC, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legg Mason Investor Services LLC, Leigh Baldwin & Co., LLC, Leonard & Company, Lesko Securities Inc., Lexington Investment Company, Inc., Liberty Group LLC, Lifemark Securities Corp., Lincoln Financial Advisors Corporation, Lincoln Investment Planning, Inc., Linsco/Private Ledger/Bank Div., Long Island Financial Group, Inc., Lord Abbett Distributor LLC, LPL Financial Corporation, M Holdings Securities, Inc., M&I Brokerage Services, Inc., M&T Securities, Inc.,
M. Griffith Investment Services, Inc., M.L. Stern & Co., LLC, Main Street Securities LLC, Manarin Securities Corporation, Marketing One Securities, Marquette Capital Partners, Inc., MBM Securities, Inc., McGinn, Smith & Co., Inc., McGrath Financial & Retirement Services, Inc., Means Investment Co., Inc., Medallion Investment Services, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Merrimac Corporate Securities, Inc., Merrimack Valley Investment, Inc., Mesirow Financial, Inc., Metlife Securities Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corporation, MidAmerica Financial Services, Inc., Milestone Financial Services, Inc., Milkie/Ferguson Investments, Inc., MML Investors Services, Inc., Maloney Securities Co., Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Moors & Cabot, Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc., Morris Group, Inc., MSCS Financial Services LLC, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Funds Associates Inc., Mutual Of Omaha Investor Services, Inc., Mutual Securities, Inc., Mutual Services Corp., MWA Financial Services Inc., NAST, NatCity Investments, Inc., National Advisers Trust Company FSB, National Financial Services LLC, National Investor Service Corporation, National Planning Corporation, National Securities Corporation, Nations Financial Group, Inc., NAVA, Navy Federal Brokerage Services LLC, Navy Federal Credit Union, NBC Securities, Inc., Neidiger Tucker Bruner, Inc., Nelson Securities Inc., New England Securities, NewAlliance Investments, Inc., Newbridge Securities Corporation, Next Financial Group, Inc., NFB Investment Services Corp., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Securities, Inc., Northwestern Mutual Investment Services LLC, Nutmeg Securities, Ltd., O Bee Credit Union, Oak Tree Securities, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corporation, Ohio National Equities, Inc., Ohio Savings Securities, Inc., Olde Economie Financial Consultants, Ltd., Omega Securities, Inc., Omni Brokerage, Inc., ONE Investment Services, Inc., OneAmerica Securities, Inc., Online Brokerage Services, Oppenheimer & Co. Inc., Orange County Teachers Federal Credit Union, P & A Financial Securities, Inc., Pacific Financial Associates, Inc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities LLC, Partners Investment Network, Inc., Partnervest Securities, Inc., Paulson Investment Company Inc., Paychex Securities Corporation, Penn Plaza Brokerage, Ltd., Pension Planners Securities, Inc., Pension Financial Services, Inc., Peoples Bank, Peoples Securities, Inc., Perryman Securities, Inc., Pershing LLC, PFIC Securities Corp., Planmember Securities Corp., Planned Investment Co., Inc., PMK Securities & Research Inc., PNC Investments LLC, Pointe Capital, Inc., Pratt, Kutzke & Associates LLP, Preferred Financial Group, Premier Credit Union, Prime Capital Services, Inc., Primesolutions Securities, Inc., Primevest Financial Services, Inc., Princor Financial, Service Corp., Private Consulting Group, Inc., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Inc., Protected Investors of America, Provident Bank, PTS Brokerage LLC, Purshe Kaplan Sterling Investments, Putnam Retail Management Limited Partnership, Pyramid Funds, Corp., QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corporation, R. Seelaus & Company Inc., R.M. Stark & Co., Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, Inc., RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Securities, Inc., Reliance Securities LLC, Resource Horizons Group LLC, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, Riverstone Wealth Management, Inc., RNR Securities LLC, Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Rydex Distributors, Inc., S.C. Parker & Co., Inc., S.G. Long & Company, Safe Credit Union, Sage, Rutty & Co., Inc., Sammons Securities Company LLC, San Mateo Credit Union, Sanders Morris Harris Group Inc., Saxony Securities, Inc., SCF Securities, Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., SEI Financial Services, Inc., Sentinel Securities, Inc., Sentra Securities Corp., Shepard & Vrbanac Sec., Inc., Shields & Company, SIG Brokerage, L.P., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., SII Investments, Inc., Sisk Investment Services, Inc., Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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Investments, N.C., Inc., Southwest Securities, Inc., Spectrum Capital, Inc.,
Spelman & Co., Inc., Spina Financial, Stanford Group Company, Stephen A. Kohn & Associates, Ltd., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Steven L. Falk & Assoc., Inc., Stifel Nicolaus & Co., Inc., Strand Atkinson Williams & York, Inc., Strategic Alliance Corp., Stuart Securities Corp., Summark Financial Services, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Sunset Financial Services, Inc., SunStreet Securities LLC, SunTrust Investment Services, Inc., SWBC Investment Services LLC, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group LLC, Synovus Securities, Inc., T.J. Raney & Sons, Inc., T.S. Phillips Investments, Inc., TD Ameritrade, Inc., Teckmeyer Financial Services LLC, TFS Securities, Inc., The Concord Equity Group LLC, The Huntington Investment Company, The O.N. Equity Sales Company, Thoroughbred Financial Services LLC, Thrasher & Company, Inc., Thrivent Investment Management Inc., Thurston Springer Miller, Herd & Titak, Inc., TimeCapital Securities Corp., Touchstone Financial Group LLC, Tower Square Securities, Inc., Traderight Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., Trustfirst, Trustmark Securities, Inc., Trustmont Financial Group, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc., UBS Financial Services, Inc., UBS International, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Unified Financial Securities, Inc., Union Capital Company, UnionBanc Investment Services, UnionBanc Investment Services LLC, United Bank, United Brokerage Services, Inc., United Community Bank, United Financial Group, Ltd., United Global Securities, Inc., United Heritage Financial Group, United Planners' Financial Services of America A Limited Partner, United Securities Alliance, Inc., Univest Investments, Inc., USA Financial Securities, Corp., USLIFE Equity Sales, UVEST Financial Services Group, Inc., Valmark Securities, Inc., Van Kampen Funds, Inc., Vanderbilt Securities LLC, VBC Securities LLC, Venture Bank, Veritrust Financial LLC, VFinance Investments, Inc., Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., W. R. Taylor & Company LLC, Wachovia Securities LSG, Wachovia Securities LLC, Wadsworth Investment Co., Inc., Wall Street Financial Group, Inc., Wallstreet Electronica, Inc., Wamu Investments, Inc., Wasserman & Associates, Inc., Waterstone Financial Group, Inc., Waveland Capital Partners LLC, Wayne Hummer Investments LLC, Webster Bank, Webster Investment Services, Inc., Wedbush Morgan Securities, Inc., Weiss Capital Securities, Inc., Weitzel Financial Services, Inc., Wells Fargo Investments LLC, Wells Fargo Securities LLC, Wellstone Securities LLC, Wesbanco Securities, Inc., Wescom Financial Services, Western International Securities, Inc., Westminster Financial Securities, Inc., WFB Wealth Management Group, WFG Investments, Inc., WFP Securities, Whitney Securities LLC, Wiley Bros.-Aintree Capital LLC, William C. Burnside & Company, Inc., Wilmington Brokerage Services Company, Woodbury Financial Services, Inc., Woodlands Securities, Corp., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities, Corp., World Choice Securities, Inc., World Financial Group, Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities, Inc., XCU Capital Corp., Inc., Zions Direct, Inc., Zions Investment Securities, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



There is no information for Hartford Global Equity HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund or Hartford SmallCap Value HLS Fund because as of December 31, 2007, the Funds had not commenced operations.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.179           $1.117           $1.095           $1.000
  Accumulation Unit Value at end of
   period                                     $1.346           $1.284           $1.179           $1.117           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,811           29,428           31,255           28,878           10,732
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.081           $0.995           $0.945           $0.907               --
  Accumulation Unit Value at end of
   period                                     $1.132           $1.081           $0.995           $0.945               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,320           18,258           22,607           27,447               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.077           $0.992           $0.944           $0.928           $0.849
  Accumulation Unit Value at end of
   period                                     $1.127           $1.077           $0.992           $0.944           $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,700            5,096            5,488            5,461            2,001
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.074           $0.989           $0.941           $0.926           $0.847
  Accumulation Unit Value at end of
   period                                     $1.122           $1.074           $0.989           $0.941           $0.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,549           91,106           98,894          109,514           80,306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.247           $1.151           $1.096           $1.053               --
  Accumulation Unit Value at end of
   period                                     $1.301           $1.247           $1.151           $1.096               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57,466           61,653           65,900           59,191               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.247           $1.151           $1.096           $1.084               --
  Accumulation Unit Value at end of
   period                                     $1.301           $1.247           $1.151           $1.096               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57,466           61,653           65,900           59,191               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.057           $0.977           $0.932           $0.920           $0.843
  Accumulation Unit Value at end of
   period                                     $1.102           $1.057           $0.977           $0.932           $0.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,357           11,530           12,465           13,828            9,736
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.057           $0.979           $0.935           $0.927               --
  Accumulation Unit Value at end of
   period                                     $1.100           $1.057           $0.979           $0.935               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,168            7,753            7,977            7,342               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.357           $2.055           $1.808           $1.540           $1.218
  Accumulation Unit Value at end of
   period                                     $2.709           $2.357           $2.055           $1.808           $1.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,237           31,358           34,291           35,168            9,677
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.458           $1.274           $1.123           $1.013               --
  Accumulation Unit Value at end of
   period                                     $1.672           $1.458           $1.274           $1.123               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,412           18,832           24,071           29,268               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.271           $1.121           $0.958           $0.759
  Accumulation Unit Value at end of
   period                                     $1.665           $1.453           $1.271           $1.121           $0.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,852            8,942            9,281            9,302            3,144

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.448           $1.267           $1.118           $0.956           $0.758
  Accumulation Unit Value at end of
   period                                     $1.658           $1.448           $1.267           $1.118           $0.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105,872          139,192          155,999          166,179          114,780
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.290           $2.006           $1.774           $1.602               --
  Accumulation Unit Value at end of
   period                                     $2.618           $2.290           $2.006           $1.774               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74,527           80,468           87,411           90,715               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.290           $2.006           $1.774           $1.541               --
  Accumulation Unit Value at end of
   period                                     $2.618           $2.290           $2.006           $1.774               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74,527           80,468           87,411           90,715               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.426           $1.251           $1.108           $0.950           $0.754
  Accumulation Unit Value at end of
   period                                     $1.628           $1.426           $1.251           $1.108           $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,988           18,267           19,595           20,827           13,575
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.431           $1.257           $1.115           $0.971               --
  Accumulation Unit Value at end of
   period                                     $1.631           $1.431           $1.257           $1.115               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,531           14,801           16,147           15,671               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.012           $0.915           $0.873           $0.818           $0.701
  Accumulation Unit Value at end of
   period                                     $1.078           $1.012           $0.915           $0.873           $0.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,264           21,684           21,392           13,662            2,188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.000           $0.906           $0.866           $0.800               --
  Accumulation Unit Value at end of
   period                                     $1.063           $1.000           $0.906           $0.866               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,085            7,942            8,524            4,714               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.996           $0.903           $0.864           $0.813           $0.698
  Accumulation Unit Value at end of
   period                                     $1.059           $0.996           $0.903           $0.864           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,836            2,911            3,024            2,083              422
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.990           $0.898           $0.860           $0.809           $0.695
  Accumulation Unit Value at end of
   period                                     $1.051           $0.990           $0.898           $0.860           $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,121           26,501           26,190           24,328           13,332
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.349           $1.225           $1.175           $1.086               --
  Accumulation Unit Value at end of
   period                                     $1.430           $1.349           $1.225           $1.175               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46,623           48,590           49,118           32,081               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.349           $1.225           $1.175           $1.123               --
  Accumulation Unit Value at end of
   period                                     $1.430           $1.349           $1.225           $1.175               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46,623           48,590           49,118           32,081               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.977           $0.889           $0.854           $0.806           $0.693
  Accumulation Unit Value at end of
   period                                     $1.035           $0.977           $0.889           $0.854           $0.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,749            3,311            3,062            2,923            1,415
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.971           $0.885           $0.851           $0.816               --
  Accumulation Unit Value at end of
   period                                     $1.027           $0.971           $0.885           $0.851               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,412            7,785            7,617            4,469               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.578           $1.333           $1.279           $1.157           $1.003
  Accumulation Unit Value at end of
   period                                     $1.681           $1.578           $1.333           $1.279           $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33,692           35,762           36,090           29,748            7,810
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.597           $1.352           $1.300           $1.210               --
  Accumulation Unit Value at end of
   period                                     $1.697           $1.597           $1.352           $1.300               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,899           12,060           14,635           13,214               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.592           $1.349           $1.298           $1.177           $1.022
  Accumulation Unit Value at end of
   period                                     $1.690           $1.592           $1.349           $1.298           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,753            6,258            6,529            5,499            1,419
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.586           $1.344           $1.294           $1.175           $1.020
  Accumulation Unit Value at end of
   period                                     $1.683           $1.586           $1.344           $1.294           $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63,867           80,059           83,618           84,881           54,416
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.533           $1.301           $1.255           $1.169               --
  Accumulation Unit Value at end of
   period                                     $1.624           $1.533           $1.301           $1.255               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104,251          103,442          107,257           82,405               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.533           $1.301           $1.255           $1.142               --
  Accumulation Unit Value at end of
   period                                     $1.624           $1.533           $1.301           $1.255               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104,251          103,442          107,257           82,405               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.562           $1.328           $1.282           $1.167           $1.015
  Accumulation Unit Value at end of
   period                                     $1.652           $1.562           $1.328           $1.282           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,244            9,377            9,832           10,607            6,309
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.303           $1.109           $1.073           $0.979               --
  Accumulation Unit Value at end of
   period                                     $1.376           $1.303           $1.109           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,707           13,554           13,855           11,913               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.416           $1.191           $1.156           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                     $1.489           $1.416           $1.191           $1.156           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,844            3,885            3,514            1,654              113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.186           $1.153           $1.083               --
  Accumulation Unit Value at end of
   period                                     $1.477           $1.407           $1.186           $1.153               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,069            1,404            1,102              145               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.402           $1.184           $1.152           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                     $1.471           $1.402           $1.184           $1.152           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    451              525              304              331               47
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.400           $1.182           $1.151           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                     $1.468           $1.400           $1.182           $1.151           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,239            6,369            4,546            1,499              381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.393           $1.179           $1.149           $1.080               --
  Accumulation Unit Value at end of
   period                                     $1.458           $1.393           $1.179           $1.149               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,930           18,997           16,541            4,335               --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.393           $1.179           $1.149           $1.064               --
  Accumulation Unit Value at end of
   period                                     $1.458           $1.393           $1.179           $1.149               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,930           18,997           16,541            4,335               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.175           $1.147           $1.072           $1.000
  Accumulation Unit Value at end of
   period                                     $1.449           $1.387           $1.175           $1.147           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              342              257              163                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.380           $1.171           $1.145           $1.063               --
  Accumulation Unit Value at end of
   period                                     $1.440           $1.380           $1.171           $1.145               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    975            1,085              935              655               --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.139           $1.055           $0.977           $0.962           $0.829
  Accumulation Unit Value at end of
   period                                     $1.290           $1.139           $1.055           $0.977           $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    694              696              740              561              200
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.127           $1.047           $0.970           $0.909               --
  Accumulation Unit Value at end of
   period                                     $1.274           $1.127           $1.047           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    634              699            1,246            1,091               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.122           $1.043           $0.968           $0.957           $0.826
  Accumulation Unit Value at end of
   period                                     $1.267           $1.122           $1.043           $0.968           $0.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219              277              255              269               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.117           $1.038           $0.964           $0.953           $0.823
  Accumulation Unit Value at end of
   period                                     $1.260           $1.117           $1.038           $0.964           $0.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,032            2,530            2,893            2,794            2,250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.034           $0.962           $0.901               --
  Accumulation Unit Value at end of
   period                                     $1.251           $1.110           $1.034           $0.962               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,724            1,766            1,866            2,113               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.034           $0.962           $0.957               --
  Accumulation Unit Value at end of
   period                                     $1.251           $1.110           $1.034           $0.962               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,724            1,766            1,866            2,113               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.103           $1.028           $0.958           $0.950           $0.822
  Accumulation Unit Value at end of
   period                                     $1.241           $1.103           $1.028           $0.958           $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              222              405              246              176
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.096           $1.024           $0.955           $0.952               --
  Accumulation Unit Value at end of
   period                                     $1.231           $1.096           $1.024           $0.955               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              107              153              106               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.077           $1.006           $0.989           $0.892           $0.806
  Accumulation Unit Value at end of
   period                                     $1.235           $1.077           $1.006           $0.989           $0.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,362            2,039            2,245            2,825              532
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.064           $0.996           $0.981           $0.940               --
  Accumulation Unit Value at end of
   period                                     $1.218           $1.064           $0.996           $0.981               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    871              813            1,093              939               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.060           $0.993           $0.980           $0.886           $0.802
  Accumulation Unit Value at end of
   period                                     $1.212           $1.060           $0.993           $0.980           $0.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    613              569              611              500               64
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.053           $0.987           $0.974           $0.882           $0.798
  Accumulation Unit Value at end of
   period                                     $1.204           $1.053           $0.987           $0.974           $0.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,553            5,792            6,335            8,300            4,340
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.924           $1.806           $1.785           $1.712               --
  Accumulation Unit Value at end of
   period                                     $2.196           $1.924           $1.806           $1.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,405            2,502            2,754            4,726               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.924           $1.806           $1.785           $1.659               --
  Accumulation Unit Value at end of
   period                                     $2.196           $1.924           $1.806           $1.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,405            2,502            2,754            4,726               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.040           $0.978           $0.968           $0.879           $0.797
  Accumulation Unit Value at end of
   period                                     $1.185           $1.040           $0.978           $0.968           $0.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    737              794              769              772              401
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.034           $0.973           $0.965           $0.899               --
  Accumulation Unit Value at end of
   period                                     $1.176           $1.034           $0.973           $0.965               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    822              845              826              550               --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.318           $1.098           $0.941           $0.777           $0.571
  Accumulation Unit Value at end of
   period                                     $1.600           $1.318           $1.098           $0.941           $0.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              282              325              355              329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.089           $0.935           $0.785               --
  Accumulation Unit Value at end of
   period                                     $1.580           $1.304           $1.089           $0.935               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              134              185              197               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.298           $1.085           $0.933           $0.772           $0.569
  Accumulation Unit Value at end of
   period                                     $1.571           $1.298           $1.085           $0.933           $0.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               46               49               58               99
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.080           $0.929           $0.769           $0.567
  Accumulation Unit Value at end of
   period                                     $1.563           $1.292           $1.080           $0.929           $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    878            1,161            1,277            1,533            1,574
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.285           $1.076           $0.927           $0.778               --
  Accumulation Unit Value at end of
   period                                     $1.552           $1.285           $1.076           $0.927               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              141              159              221               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.285           $1.076           $0.927           $0.788               --
  Accumulation Unit Value at end of
   period                                     $1.552           $1.285           $1.076           $0.927               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              141              159              221               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.276           $1.070           $0.923           $0.767           $0.566
  Accumulation Unit Value at end of
   period                                     $1.539           $1.276           $1.070           $0.923           $0.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              131              132              156               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.268           $1.065           $0.920           $0.784               --
  Accumulation Unit Value at end of
   period                                     $1.527           $1.268           $1.065           $0.920               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               49               53               56               --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.165           $1.072           $0.970           $0.817
  Accumulation Unit Value at end of
   period                                     $1.255           $1.384           $1.165           $1.072           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291              296              355              371              288
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.370           $1.155           $1.066           $0.975               --
  Accumulation Unit Value at end of
   period                                     $1.240           $1.370           $1.155           $1.066               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              225              289              328               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.364           $1.151           $1.063           $0.965           $0.814
  Accumulation Unit Value at end of
   period                                     $1.233           $1.364           $1.151           $1.063           $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               48               50               53               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.357           $1.146           $1.059           $0.961           $0.811
  Accumulation Unit Value at end of
   period                                     $1.227           $1.357           $1.146           $1.059           $0.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    931            1,396            1,835            2,086            1,615
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.349           $1.141           $1.056           $0.967               --
  Accumulation Unit Value at end of
   period                                     $1.218           $1.349           $1.141           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    459              522              652              737               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.349           $1.141           $1.056           $0.978               --
  Accumulation Unit Value at end of
   period                                     $1.218           $1.349           $1.141           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    459              522              652              737               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.340           $1.135           $1.052           $0.958           $0.810
  Accumulation Unit Value at end of
   period                                     $1.208           $1.340           $1.135           $1.052           $0.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              213              259              328              182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.332           $1.130           $1.048           $0.973               --
  Accumulation Unit Value at end of
   period                                     $1.198           $1.332           $1.130           $1.048               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              133              171              169               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.946           $0.842           $0.835           $0.712           $0.593
  Accumulation Unit Value at end of
   period                                     $1.163           $0.946           $0.842           $0.835           $0.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,421           14,379           15,083           12,723            2,257
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.934           $0.834           $0.828           $0.775               --
  Accumulation Unit Value at end of
   period                                     $1.147           $0.934           $0.834           $0.828               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,164            3,264            3,822            3,950               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.931           $0.832           $0.827           $0.707           $0.590
  Accumulation Unit Value at end of
   period                                     $1.142           $0.931           $0.832           $0.827           $0.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,033            2,342            2,408            2,028              190
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.925           $0.827           $0.822           $0.704           $0.588
  Accumulation Unit Value at end of
   period                                     $1.134           $0.925           $0.827           $0.822           $0.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,211           22,539           23,376           23,241           11,760
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.998           $1.789           $1.781           $1.668               --
  Accumulation Unit Value at end of
   period                                     $2.446           $1.998           $1.789           $1.781               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,540           21,005           22,016           18,423               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.998           $1.789           $1.781           $1.583               --
  Accumulation Unit Value at end of
   period                                     $2.446           $1.998           $1.789           $1.781               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,540           21,005           22,016           18,423               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.913           $0.819           $0.817           $0.701           $0.586
  Accumulation Unit Value at end of
   period                                     $1.116           $0.913           $0.819           $0.817           $0.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,606            2,798            2,754            2,636            1,342
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.908           $0.815           $0.814           $0.725               --
  Accumulation Unit Value at end of
   period                                     $1.108           $0.908           $0.815           $0.814               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,913            5,870            6,183            4,935               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.098           $1.918           $1.735           $1.563           $1.372
  Accumulation Unit Value at end of
   period                                     $2.190           $2.098           $1.918           $1.735           $1.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    943            1,216            1,296            1,420              894
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.073           $1.900           $1.721           $1.560               --
  Accumulation Unit Value at end of
   period                                     $2.160           $2.073           $1.900           $1.721               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    701              926            1,136            1,352               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.066           $1.895           $1.718           $1.553           $1.366
  Accumulation Unit Value at end of
   period                                     $2.150           $2.066           $1.895           $1.718           $1.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    146              164              171              177               63
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.053           $1.884           $1.709           $1.546           $1.360
  Accumulation Unit Value at end of
   period                                     $2.135           $2.053           $1.884           $1.709           $1.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,205            4,653            5,249            5,667            3,832
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.042           $1.877           $1.706           $1.547               --
  Accumulation Unit Value at end of
   period                                     $2.121           $2.042           $1.877           $1.706               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,033            1,106            1,243            1,322               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.042           $1.877           $1.706           $1.603               --
  Accumulation Unit Value at end of
   period                                     $2.121           $2.042           $1.877           $1.706               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,033            1,106            1,243            1,322               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.027           $1.866           $1.698           $1.540           $1.357
  Accumulation Unit Value at end of
   period                                     $2.102           $2.027           $1.866           $1.698           $1.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    533              748              801              918              611
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.014           $1.857           $1.692           $1.596               --
  Accumulation Unit Value at end of
   period                                     $2.086           $2.014           $1.857           $1.692               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              155              191              189               --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.534           $0.492           $0.450           $0.452           $0.354
  Accumulation Unit Value at end of
   period                                     $0.598           $0.534           $0.492           $0.450           $0.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    977            1,083            1,495            1,801            1,531
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.528           $0.487           $0.447           $0.412               --
  Accumulation Unit Value at end of
   period                                     $0.590           $0.528           $0.487           $0.447               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    722            1,027            1,422            1,939               --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.526           $0.486           $0.446           $0.449           $0.352
  Accumulation Unit Value at end of
   period                                     $0.587           $0.526           $0.486           $0.446           $0.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              303              355              447              698
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.523           $0.483           $0.443           $0.446           $0.351
  Accumulation Unit Value at end of
   period                                     $0.583           $0.523           $0.483           $0.443           $0.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,294            6,171            6,796            8,250            6,393
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.520           $0.481           $0.443           $0.408               --
  Accumulation Unit Value at end of
   period                                     $0.579           $0.520           $0.481           $0.443               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,592            1,789            1,894            2,099               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.520           $0.481           $0.443           $0.465               --
  Accumulation Unit Value at end of
   period                                     $0.579           $0.520           $0.481           $0.443               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,592            1,789            1,894            2,099               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.516           $0.479           $0.441           $0.445           $0.350
  Accumulation Unit Value at end of
   period                                     $0.574           $0.516           $0.479           $0.441           $0.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    966            1,469            1,749            2,231            1,513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.513           $0.476           $0.439           $0.462               --
  Accumulation Unit Value at end of
   period                                     $0.570           $0.513           $0.476           $0.439               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    236              311              364              439               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.311           $1.274           $1.237           $1.118           $0.950
  Accumulation Unit Value at end of
   period                                     $1.506           $1.311           $1.274           $1.237           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,541            5,904            6,469            4,860            1,423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.299           $1.265           $1.231           $1.144               --
  Accumulation Unit Value at end of
   period                                     $1.489           $1.299           $1.265           $1.231               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,227            1,392            1,496            1,095               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.294           $1.261           $1.228           $1.113           $0.948
  Accumulation Unit Value at end of
   period                                     $1.482           $1.294           $1.261           $1.228           $1.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    655              800            1,069              932              222
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.257           $1.226           $1.111           $0.947
  Accumulation Unit Value at end of
   period                                     $1.476           $1.289           $1.257           $1.226           $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,233           18,756           19,688           18,419           11,585
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.282           $1.252           $1.222           $1.136               --
  Accumulation Unit Value at end of
   period                                     $1.465           $1.282           $1.252           $1.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24,568           24,329           23,271           15,125               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.282           $1.252           $1.222           $1.144               --
  Accumulation Unit Value at end of
   period                                     $1.465           $1.282           $1.252           $1.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24,568           24,329           23,271           15,125               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.273           $1.246           $1.218           $1.108           $0.945
  Accumulation Unit Value at end of
   period                                     $1.453           $1.273           $1.246           $1.218           $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    863            1,045            1,044            1,067              879
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.265           $1.240           $1.214           $1.140               --
  Accumulation Unit Value at end of
   period                                     $1.442           $1.265           $1.240           $1.214               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,469            1,511            1,535            1,387               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.575           $1.429           $1.249           $1.083           $0.897
  Accumulation Unit Value at end of
   period                                     $2.008           $1.575           $1.429           $1.249           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,889            5,356            5,193            2,992              830
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.561           $1.419           $1.243           $1.134               --
  Accumulation Unit Value at end of
   period                                     $1.987           $1.561           $1.419           $1.243               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,775            2,451            2,623            1,000               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.554           $1.414           $1.240           $1.079           $0.895
  Accumulation Unit Value at end of
   period                                     $1.976           $1.554           $1.414           $1.240           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,554            1,575            1,484              953              224
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.549           $1.410           $1.237           $1.077           $0.893
  Accumulation Unit Value at end of
   period                                     $1.969           $1.549           $1.410           $1.237           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,697           11,611           10,876            9,545            6,653
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.540           $1.404           $1.233           $1.126               --
  Accumulation Unit Value at end of
   period                                     $1.954           $1.540           $1.404           $1.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,037           15,410           14,554            7,467               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.540           $1.404           $1.233           $1.107               --
  Accumulation Unit Value at end of
   period                                     $1.954           $1.540           $1.404           $1.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,037           15,410           14,554            7,467               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.530           $1.397           $1.229           $1.073           $0.892
  Accumulation Unit Value at end of
   period                                     $1.939           $1.530           $1.397           $1.229           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,758            1,754            1,961            1,536              620
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.520           $1.390           $1.225           $1.102               --
  Accumulation Unit Value at end of
   period                                     $1.924           $1.520           $1.390           $1.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,573            3,237            3,663            1,870               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.198           $1.193           $1.129           $1.048
  Accumulation Unit Value at end of
   period                                     $1.325           $1.310           $1.198           $1.193           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,725            6,365            6,425            6,119            2,365
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.295           $1.186           $1.183           $1.170               --
  Accumulation Unit Value at end of
   period                                     $1.306           $1.295           $1.186           $1.183               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,221            2,594            3,223            4,577               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.290           $1.183           $1.182           $1.122           $1.043
  Accumulation Unit Value at end of
   period                                     $1.300           $1.290           $1.183           $1.182           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,281            1,381            1,502            1,433              502
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.282           $1.176           $1.175           $1.116           $1.038
  Accumulation Unit Value at end of
   period                                     $1.291           $1.282           $1.176           $1.175           $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,337           22,536           21,986           24,426           19,195
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.346           $1.237           $1.238           $1.224               --
  Accumulation Unit Value at end of
   period                                     $1.354           $1.346           $1.237           $1.238               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,755           13,695           12,445           10,743               --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.346           $1.237           $1.238           $1.188               --
  Accumulation Unit Value at end of
   period                                     $1.354           $1.346           $1.237           $1.238               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,755           13,695           12,445           10,743               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.266           $1.165           $1.168           $1.112           $1.036
  Accumulation Unit Value at end of
   period                                     $1.271           $1.266           $1.165           $1.168           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,821            2,359            2,811            3,344            2,858
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.159           $1.164           $1.120               --
  Accumulation Unit Value at end of
   period                                     $1.262           $1.258           $1.159           $1.164               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,494            1,614            2,023            1,759               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.990           $0.871           $0.848           $0.781           $0.680
  Accumulation Unit Value at end of
   period                                     $1.024           $0.990           $0.871           $0.848           $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,627            6,105            6,055            5,555            2,778
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.978           $0.863           $0.841           $0.785               --
  Accumulation Unit Value at end of
   period                                     $1.010           $0.978           $0.863           $0.841               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,657            1,987            2,901            3,532               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.974           $0.861           $0.840           $0.776           $0.677
  Accumulation Unit Value at end of
   period                                     $1.005           $0.974           $0.861           $0.840           $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    876            1,162            1,307            1,384              318
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.968           $0.855           $0.835           $0.772           $0.674
  Accumulation Unit Value at end of
   period                                     $0.998           $0.968           $0.855           $0.835           $0.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,583           15,266           16,758           18,830           13,464
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.105           $4.517           $4.417           $4.124               --
  Accumulation Unit Value at end of
   period                                     $5.256           $5.105           $4.517           $4.417               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            2,011            2,071            1,383               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.105           $4.517           $4.417           $4.153               --
  Accumulation Unit Value at end of
   period                                     $5.256           $5.105           $4.517           $4.417               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            2,011            2,071            1,383               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.956           $0.847           $0.830           $0.769           $0.673
  Accumulation Unit Value at end of
   period                                     $0.983           $0.956           $0.847           $0.830           $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,313            1,661            1,823            1,386
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.950           $0.843           $0.827           $0.780               --
  Accumulation Unit Value at end of
   period                                     $0.975           $0.950           $0.843           $0.827               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,475            1,671            1,652            1,273               --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.611           $1.320           $1.264           $1.031           $0.819
  Accumulation Unit Value at end of
   period                                     $1.964           $1.611           $1.320           $1.264           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,435            9,880            9,274            4,423              788
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.309           $1.256           $1.163               --
  Accumulation Unit Value at end of
   period                                     $1.940           $1.595           $1.309           $1.256               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,157            4,431            4,296            2,275               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.587           $1.304           $1.253           $1.024           $0.816
  Accumulation Unit Value at end of
   period                                     $1.929           $1.587           $1.304           $1.253           $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,393            1,292            1,119              715              223
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.580           $1.299           $1.248           $1.021           $0.813
  Accumulation Unit Value at end of
   period                                     $1.919           $1.580           $1.299           $1.248           $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,882           17,700           15,569            9,847            5,836
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.571           $1.293           $1.245           $1.153               --
  Accumulation Unit Value at end of
   period                                     $1.905           $1.571           $1.293           $1.245               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33,143           36,678           34,950           13,241               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.571           $1.293           $1.245           $1.061               --
  Accumulation Unit Value at end of
   period                                     $1.905           $1.571           $1.293           $1.245               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33,143           36,678           34,950           13,241               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.560           $1.286           $1.240           $1.017           $0.812
  Accumulation Unit Value at end of
   period                                     $1.889           $1.560           $1.286           $1.240           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,131            1,453            1,177            1,158              547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.550           $1.280           $1.236           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.874           $1.550           $1.280           $1.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,853            3,056            2,979            1,632               --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.492           $1.219           $1.081           $0.931           $0.751
  Accumulation Unit Value at end of
   period                                     $1.871           $1.492           $1.219           $1.081           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,137           15,028           15,424           12,066            1,407
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.058           $0.866           $0.769           $0.703               --
  Accumulation Unit Value at end of
   period                                     $1.323           $1.058           $0.866           $0.769               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,465            5,542            5,556            3,493               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $0.864           $0.768           $0.663           $0.536
  Accumulation Unit Value at end of
   period                                     $1.317           $1.054           $0.864           $0.768           $0.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,863            3,023            3,043            2,296              232
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.050           $0.861           $0.766           $0.662           $0.535
  Accumulation Unit Value at end of
   period                                     $1.312           $1.050           $0.861           $0.766           $0.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,571           27,328           25,728           26,950           10,017
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.450           $1.190           $1.061           $0.970               --
  Accumulation Unit Value at end of
   period                                     $1.808           $1.450           $1.190           $1.061               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,180           47,762           50,269           45,975               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.450           $1.190           $1.061           $0.928               --
  Accumulation Unit Value at end of
   period                                     $1.808           $1.450           $1.190           $1.061               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,180           47,762           50,269           45,975               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.034           $0.850           $0.759           $0.658           $0.533
  Accumulation Unit Value at end of
   period                                     $1.288           $1.034           $0.850           $0.759           $0.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,478            2,774            2,465            2,031              848
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.402           $1.154           $1.032           $0.905               --
  Accumulation Unit Value at end of
   period                                     $1.743           $1.402           $1.154           $1.032               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,650            6,200            6,133            4,567               --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.240           $1.761           $1.509           $1.312           $1.013
  Accumulation Unit Value at end of
   period                                     $2.402           $2.240           $1.761           $1.509           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,694            1,900            1,690            1,179              329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.217           $1.746           $1.500           $1.377               --
  Accumulation Unit Value at end of
   period                                     $2.373           $2.217           $1.746           $1.500               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    877              934              841              535               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.207           $1.740           $1.496           $1.304           $1.009
  Accumulation Unit Value at end of
   period                                     $2.359           $2.207           $1.740           $1.496           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    248              256              203              150               79
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.196           $1.732           $1.490           $1.300           $1.006
  Accumulation Unit Value at end of
   period                                     $2.347           $2.196           $1.732           $1.490           $1.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,834            4,787            4,451            3,682            2,173
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.184           $1.725           $1.486           $1.365               --
  Accumulation Unit Value at end of
   period                                     $2.330           $2.184           $1.725           $1.486               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,636            7,403            7,741            4,749               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.184           $1.725           $1.486           $1.327               --
  Accumulation Unit Value at end of
   period                                     $2.330           $2.184           $1.725           $1.486               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,636            7,403            7,741            4,749               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.169           $1.716           $1.481           $1.295           $1.004
  Accumulation Unit Value at end of
   period                                     $2.311           $2.169           $1.716           $1.481           $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    378              569              376              234              241
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.155           $1.708           $1.476           $1.321               --
  Accumulation Unit Value at end of
   period                                     $2.293           $2.155           $1.708           $1.476               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    528              903              434              285               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.711           $1.476           $1.364           $1.192           $0.961
  Accumulation Unit Value at end of
   period                                     $1.719           $1.711           $1.476           $1.364           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,049            6,050            6,586            7,083            2,914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.693           $1.463           $1.355           $1.241               --
  Accumulation Unit Value at end of
   period                                     $1.698           $1.693           $1.463           $1.355               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,049            5,059            6,588            8,288               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.685           $1.458           $1.352           $1.185           $0.956
  Accumulation Unit Value at end of
   period                                     $1.688           $1.685           $1.458           $1.352           $1.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,674            1,869            1,954            2,122            1,073
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.677           $1.452           $1.346           $1.181           $0.954
  Accumulation Unit Value at end of
   period                                     $1.679           $1.677           $1.452           $1.346           $1.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,983           21,241           23,417           27,535           18,236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.668           $1.446           $1.343           $1.230               --
  Accumulation Unit Value at end of
   period                                     $1.667           $1.668           $1.446           $1.343               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,519            9,455           10,742           16,082               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.668           $1.446           $1.343           $1.198               --
  Accumulation Unit Value at end of
   period                                     $1.667           $1.668           $1.446           $1.343               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,519            9,455           10,742           16,082               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.656           $1.438           $1.338           $1.177           $0.952
  Accumulation Unit Value at end of
   period                                     $1.653           $1.656           $1.438           $1.338           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,148            2,630            2,893            3,111            2,089
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.646           $1.431           $1.333           $1.193               --
  Accumulation Unit Value at end of
   period                                     $1.640           $1.646           $1.431           $1.333               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,619            1,835            1,981            2,083               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.161           $1.127           $1.114           $1.122           $1.128
  Accumulation Unit Value at end of
   period                                     $1.198           $1.161           $1.127           $1.114           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,018            6,878            8,506            5,657            2,115
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.071           $1.042           $1.032           $1.032               --
  Accumulation Unit Value at end of
   period                                     $1.103           $1.071           $1.042           $1.032               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            4,668            3,340            3,414               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.067           $1.039           $1.030           $1.041           $1.049
  Accumulation Unit Value at end of
   period                                     $1.098           $1.067           $1.039           $1.030           $1.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    912              585              709              711              295
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.063           $1.036           $1.028           $1.039           $1.047
  Accumulation Unit Value at end of
   period                                     $1.094           $1.063           $1.036           $1.028           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,630           19,298           10,371           12,291            4,932
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.127           $1.100           $1.093           $1.094               --
  Accumulation Unit Value at end of
   period                                     $1.158           $1.127           $1.100           $1.093               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,659           17,807           10,864            8,854               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.127           $1.100           $1.093           $1.105               --
  Accumulation Unit Value at end of
   period                                     $1.158           $1.127           $1.100           $1.093               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,659           17,807           10,864            8,854               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.047           $1.023           $1.018           $1.032           $1.042
  Accumulation Unit Value at end of
   period                                     $1.074           $1.047           $1.023           $1.018           $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,244            1,115            1,190              913              768
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.989           $0.968           $0.965           $0.978               --
  Accumulation Unit Value at end of
   period                                     $1.013           $0.989           $0.968           $0.965               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,773            2,611            1,564            1,356               --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.300           $1.263           $1.254           $1.224           $1.226
  Accumulation Unit Value at end of
   period                                     $1.322           $1.300           $1.263           $1.254           $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,687            2,820            2,770            2,502            1,225
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.250           $1.244           $1.244               --
  Accumulation Unit Value at end of
   period                                     $1.304           $1.284           $1.250           $1.244               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,319            1,540            2,034            2,393               --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.280           $1.247           $1.242           $1.216           $1.220
  Accumulation Unit Value at end of
   period                                     $1.298           $1.280           $1.247           $1.242           $1.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    560              682              763              620              224
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.272           $1.239           $1.235           $1.210           $1.214
  Accumulation Unit Value at end of
   period                                     $1.289           $1.272           $1.239           $1.235           $1.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,619            8,580            9,431           10,128            7,260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.811           $2.744           $2.739           $2.741               --
  Accumulation Unit Value at end of
   period                                     $2.844           $2.811           $2.744           $2.739               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,912            1,989            2,083            1,610               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.811           $2.744           $2.739           $2.702               --
  Accumulation Unit Value at end of
   period                                     $2.844           $2.811           $2.744           $2.739               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,912            1,989            2,083            1,610               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.256           $1.228           $1.227           $1.206           $1.212
  Accumulation Unit Value at end of
   period                                     $1.269           $1.256           $1.228           $1.227           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    520              608              666              720              591
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.248           $1.222           $1.223           $1.210               --
  Accumulation Unit Value at end of
   period                                     $1.259           $1.248           $1.222           $1.223               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    419              355              491              326               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.779           $1.581           $1.328           $1.204           $0.951
  Accumulation Unit Value at end of
   period                                     $1.999           $1.779           $1.581           $1.328           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,373            2,716            2,354            2,828            1,280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.921           $0.820           $0.690           $0.628               --
  Accumulation Unit Value at end of
   period                                     $1.033           $0.921           $0.820           $0.690               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,352            2,796            3,518            4,606               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.918           $0.818           $0.689           $0.627           $0.496
  Accumulation Unit Value at end of
   period                                     $1.028           $0.918           $0.818           $0.689           $0.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    911            1,373            1,328            1,564              572
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.915           $0.816           $0.688           $0.625           $0.495
  Accumulation Unit Value at end of
   period                                     $1.024           $0.915           $0.816           $0.688           $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,461           20,268           19,032           22,834           16,679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.728           $1.543           $1.303           $1.186               --
  Accumulation Unit Value at end of
   period                                     $1.932           $1.728           $1.543           $1.303               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,279            9,823            3,846            6,759               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.728           $1.543           $1.303           $1.233               --
  Accumulation Unit Value at end of
   period                                     $1.932           $1.728           $1.543           $1.303               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,279            9,823            3,846            6,759               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.901           $0.805           $0.681           $0.621           $0.493
  Accumulation Unit Value at end of
   period                                     $1.005           $0.901           $0.805           $0.681           $0.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,786            2,013            2,200            2,601            1,940
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.401           $1.255           $1.063           $1.008               --
  Accumulation Unit Value at end of
   period                                     $1.562           $1.401           $1.255           $1.063               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,348              878              679              796               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.338           $1.224           $1.078           $0.831
  Accumulation Unit Value at end of
   period                                     $1.357           $1.406           $1.338           $1.224           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,529            9,891           10,417            8,202            1,153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.393           $1.328           $1.218           $1.100               --
  Accumulation Unit Value at end of
   period                                     $1.343           $1.393           $1.328           $1.218               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,406            2,954            3,451            2,756               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.388           $1.324           $1.216           $1.074           $0.829
  Accumulation Unit Value at end of
   period                                     $1.336           $1.388           $1.324           $1.216           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,289            1,500            1,627            1,081              291
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.383           $1.320           $1.213           $1.072           $0.827
  Accumulation Unit Value at end of
   period                                     $1.331           $1.383           $1.320           $1.213           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,912           14,076           17,251           16,477            9,051
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.375           $1.314           $1.209           $1.092               --
  Accumulation Unit Value at end of
   period                                     $1.321           $1.375           $1.314           $1.209               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27,478           29,841           40,115           27,287               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.375           $1.314           $1.209           $1.132               --
  Accumulation Unit Value at end of
   period                                     $1.321           $1.375           $1.314           $1.209               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27,478           29,841           40,115           27,287               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.366           $1.308           $1.205           $1.068           $0.826
  Accumulation Unit Value at end of
   period                                     $1.310           $1.366           $1.308           $1.205           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,490            2,329            2,472            2,405            1,319
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.357           $1.302           $1.201           $1.128               --
  Accumulation Unit Value at end of
   period                                     $1.300           $1.357           $1.302           $1.201               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,458            4,296            4,575            3,011               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.226           $1.087           $1.008           $0.984           $0.855
  Accumulation Unit Value at end of
   period                                     $1.277           $1.226           $1.087           $1.008           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,790           24,184           26,232           19,823            4,110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.951           $0.845           $0.785           $0.738               --
  Accumulation Unit Value at end of
   period                                     $0.988           $0.951           $0.845           $0.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,473           12,568           16,159           14,858               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.947           $0.843           $0.784           $0.767           $0.667
  Accumulation Unit Value at end of
   period                                     $0.984           $0.947           $0.843           $0.784           $0.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,633            4,075            4,215            3,398              835
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.944           $0.840           $0.782           $0.766           $0.666
  Accumulation Unit Value at end of
   period                                     $0.980           $0.944           $0.840           $0.782           $0.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35,423           47,160           49,758           51,051           33,193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.191           $1.062           $0.989           $0.931               --
  Accumulation Unit Value at end of
   period                                     $1.235           $1.191           $1.062           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64,446           70,661           74,392           53,354               --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.191           $1.062           $0.989           $0.974               --
  Accumulation Unit Value at end of
   period                                     $1.235           $1.191           $1.062           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64,446           70,661           74,392           53,354               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.930           $0.830           $0.774           $0.761           $0.663
  Accumulation Unit Value at end of
   period                                     $0.962           $0.930           $0.830           $0.774           $0.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,278            7,939            8,605            9,079            6,487
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.993           $0.887           $0.829           $0.818               --
  Accumulation Unit Value at end of
   period                                     $1.026           $0.993           $0.887           $0.829               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,025            9,975           10,445            7,630               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.466           $1.422           $1.411           $1.371           $1.362
  Accumulation Unit Value at end of
   period                                     $1.510           $1.466           $1.422           $1.411           $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,580           25,889           26,028           20,361            5,052
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.414           $1.375           $1.367           $1.362               --
  Accumulation Unit Value at end of
   period                                     $1.453           $1.414           $1.375           $1.367               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,246            7,018            8,792            7,066               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.410           $1.371           $1.365           $1.330           $1.323
  Accumulation Unit Value at end of
   period                                     $1.447           $1.410           $1.371           $1.365           $1.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,049            3,633            3,776            3,059              790
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.404           $1.367           $1.361           $1.328           $1.321
  Accumulation Unit Value at end of
   period                                     $1.441           $1.404           $1.367           $1.361           $1.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,965           52,079           53,733           52,318           32,673
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.424           $1.389           $1.385           $1.380               --
  Accumulation Unit Value at end of
   period                                     $1.459           $1.424           $1.389           $1.385               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82,744           77,168           77,171           54,318               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.424           $1.389           $1.385           $1.362               --
  Accumulation Unit Value at end of
   period                                     $1.459           $1.424           $1.389           $1.385               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82,744           77,168           77,171           54,318               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.383           $1.350           $1.349           $1.319           $1.315
  Accumulation Unit Value at end of
   period                                     $1.415           $1.383           $1.350           $1.349           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,139            4,423            4,709            4,700            2,792
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.225           $1.198           $1.198           $1.182               --
  Accumulation Unit Value at end of
   period                                     $1.251           $1.225           $1.198           $1.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,999            7,823            7,833            5,614               --
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.102           $1.077           $1.079           $1.074           $1.093
  Accumulation Unit Value at end of
   period                                     $1.132           $1.102           $1.077           $1.079           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,488           15,823           15,335           11,354            2,116
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $1.070           $1.073           $1.078               --
  Accumulation Unit Value at end of
   period                                     $1.120           $1.093           $1.070           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,374            4,108            4,498            2,592               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.088           $1.067           $1.071           $1.070           $1.091
  Accumulation Unit Value at end of
   period                                     $1.114           $1.088           $1.067           $1.071           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,875            1,817            1,913            1,406              274
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.084           $1.064           $1.069           $1.068           $1.089
  Accumulation Unit Value at end of
   period                                     $1.109           $1.084           $1.064           $1.069           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,469           22,223           23,375           21,622           13,879
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.059           $1.065           $1.071               --
  Accumulation Unit Value at end of
   period                                     $1.101           $1.078           $1.059           $1.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,536           42,545           41,561           28,386               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.059           $1.065           $1.070               --
  Accumulation Unit Value at end of
   period                                     $1.101           $1.078           $1.059           $1.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,536           42,545           41,561           28,386               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.071           $1.054           $1.062           $1.064           $1.087
  Accumulation Unit Value at end of
   period                                     $1.092           $1.071           $1.054           $1.062           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,856            1,744            1,849            1,684            1,181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.064           $1.049           $1.058           $1.066               --
  Accumulation Unit Value at end of
   period                                     $1.084           $1.064           $1.049           $1.058               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,413            4,079            3,944            2,500               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.332           $1.112           $1.045           $0.960           $0.838
  Accumulation Unit Value at end of
   period                                     $1.428           $1.332           $1.112           $1.045           $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,721            3,081            2,838            2,622            1,505
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.319           $1.103           $1.039           $0.969               --
  Accumulation Unit Value at end of
   period                                     $1.411           $1.319           $1.103           $1.039               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,065            2,399            2,578            2,069               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.099           $1.036           $0.954           $0.834
  Accumulation Unit Value at end of
   period                                     $1.403           $1.313           $1.099           $1.036           $0.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    893              928              736              657              313
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.306           $1.094           $1.032           $0.951           $0.831
  Accumulation Unit Value at end of
   period                                     $1.395           $1.306           $1.094           $1.032           $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,066            9,908            9,195            8,742            7,040
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.299           $1.089           $1.029           $0.960               --
  Accumulation Unit Value at end of
   period                                     $1.385           $1.299           $1.089           $1.029               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,342            7,040            7,071            5,426               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.299           $1.089           $1.029           $0.955               --
  Accumulation Unit Value at end of
   period                                     $1.385           $1.299           $1.089           $1.029               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,342            7,040            7,071            5,426               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.290           $1.084           $1.025           $0.948           $0.830
  Accumulation Unit Value at end of
   period                                     $1.374           $1.290           $1.084           $1.025           $0.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,117            1,355            1,246            1,256              894
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.282           $1.078           $1.022           $0.951               --
  Accumulation Unit Value at end of
   period                                     $1.363           $1.282           $1.078           $1.022               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,412            1,591            1,416            1,092               --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.382           $1.297           $1.109           $0.910
  Accumulation Unit Value at end of
   period                                     $1.491           $1.618           $1.382           $1.297           $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,527            4,323            4,258            2,242              529
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.604           $1.372           $1.291           $1.166               --
  Accumulation Unit Value at end of
   period                                     $1.475           $1.604           $1.372           $1.291               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,551            2,061            2,043            1,716               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.597           $1.368           $1.288           $1.105           $0.908
  Accumulation Unit Value at end of
   period                                     $1.467           $1.597           $1.368           $1.288           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,076            1,174            1,086              580               81
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.592           $1.364           $1.285           $1.103           $0.907
  Accumulation Unit Value at end of
   period                                     $1.462           $1.592           $1.364           $1.285           $1.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,026            9,543            9,457            6,060            3,998
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.582           $1.358           $1.281           $1.158               --
  Accumulation Unit Value at end of
   period                                     $1.451           $1.582           $1.358           $1.281               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,978           16,845           18,148            7,874               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.582           $1.358           $1.281           $1.134               --
  Accumulation Unit Value at end of
   period                                     $1.451           $1.582           $1.358           $1.281               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,978           16,845           18,148            7,874               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.572           $1.351           $1.276           $1.099           $0.905
  Accumulation Unit Value at end of
   period                                     $1.439           $1.572           $1.351           $1.276           $1.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    836            1,427            1,368            1,011              733
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.562           $1.345           $1.272           $1.130               --
  Accumulation Unit Value at end of
   period                                     $1.428           $1.562           $1.345           $1.272               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,102            1,723            1,518              486               --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account"), as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2007, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     EVERGREEN VA            EVERGREEN VA
                                    BALANCED FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            128,837                 150,667
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $1,705,706              $1,815,820
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $1,995,690              $2,112,358
 Due from Hartford Life &
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                        101                  22,301
 Other assets                                  --                      13
                                     ------------            ------------
 Total Assets                           1,995,791               2,134,672
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                   101                  22,301
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            101                  22,301
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,995,690              $2,112,371
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            EVERGREEN VA                                EVERGREEN VA            EVERGREEN VA
                            INTERNATIONAL       EVERGREEN VA              SPECIAL               FUNDAMENTAL
                             EQUITY FUND         OMEGA FUND             VALUES FUND            LARGE CAP FUND
                             SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            --                 --                      --                      --
   Class IB                            --                 --                      --                      --
   Other class                    603,525            100,180                 451,511                 136,966
                            =============       ============            ============            ============
  Cost:
   Class IA                            --                 --                      --                      --
   Class IB                            --                 --                      --                      --
   Other class                 $7,185,006         $1,455,569              $6,430,845              $2,220,196
                            =============       ============            ============            ============
  Market Value:
   Class IA                            --                 --                      --                      --
   Class IB                            --                 --                      --                      --
   Other class                $10,163,363         $1,985,575              $6,136,036              $2,647,546
 Due from Hartford Life &
  Annuity Insurance
  Company                           2,265                 --                      --                      --
 Receivable from fund
  shares sold                          --                 80                  18,140                     127
 Other assets                          --                 --                      --                      38
                            -------------       ------------            ------------            ------------
 Total Assets                  10,165,628          1,985,655               6,154,176               2,647,711
                            -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance
  Company                              --                 80                  18,140                     127
 Payable for fund shares
  purchased                         2,265                 --                      --                      --
 Other liabilities                     --                 --                      --                      --
                            -------------       ------------            ------------            ------------
 Total Liabilities                  2,265                 80                  18,140                     127
                            -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities        $10,163,363         $1,985,575              $6,136,036              $2,647,584
                            =============       ============            ============            ============

                                HARTFORD               HARTFORD                      HARTFORD
                                ADVISERS          TOTAL RETURN BOND            CAPITAL APPRECIATION
                                HLS FUND               HLS FUND                      HLS FUND
                              SUB-ACCOUNT            SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                      142,204,249             83,002,462                      90,045,510
   Class IB                       34,807,233             55,086,157                      29,294,776
   Other class                            --                     --                              --
                            ================       ================            ====================
  Cost:
   Class IA                   $2,764,764,026           $923,934,348                  $3,620,141,900
   Class IB                      783,598,279            646,360,307                   1,266,648,632
   Other class                            --                     --                              --
                            ================       ================            ====================
  Market Value:
   Class IA                   $2,982,692,173           $925,131,412                  $4,723,417,819
   Class IB                      737,264,603            611,051,235                   1,523,676,364
   Other class                            --                     --                              --
 Due from Hartford Life &
  Annuity Insurance
  Company                                 --                     --                              --
 Receivable from fund
  shares sold                      2,886,175              1,849,322                       4,197,318
 Other assets                             --                     61                             137
                            ----------------       ----------------            --------------------
 Total Assets                  3,722,842,951          1,538,032,030                   6,251,291,638
                            ----------------       ----------------            --------------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance
  Company                          2,886,175              1,849,322                       4,197,318
 Payable for fund shares
  purchased                               --                     --                              --
 Other liabilities                       214                     --                              --
                            ----------------       ----------------            --------------------
 Total Liabilities                 2,886,389              1,849,322                       4,197,318
                            ----------------       ----------------            --------------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities        $3,719,956,562         $1,536,182,708                  $6,247,094,320
                            ================       ================            ====================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   HARTFORD
                                         HARTFORD                 FUNDAMENTAL
                                   DIVIDEND AND GROWTH              GROWTH
                                         HLS FUND                  HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               123,462,739                3,211,176
   Class IB                                45,670,016                2,558,537
   Other class                                     --                       --
                                     ================            =============
  Cost:
   Class IA                            $2,139,042,894              $31,430,812
   Class IB                               839,174,326               23,786,132
   Other class                                     --                       --
                                     ================            =============
  Market Value:
   Class IA                            $2,759,019,727              $35,634,215
   Class IB                             1,017,400,498               28,245,107
   Other class                                     --                       --
 Due from Hartford Life &
  Annuity Insurance Company                        --                       --
 Receivable from fund shares
  sold                                      1,781,054                   27,729
 Other assets                                      20                        5
                                     ----------------            -------------
 Total Assets                           3,778,201,299               63,907,056
                                     ----------------            -------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 1,781,054                   27,729
 Payable for fund shares
  purchased                                        --                       --
 Other liabilities                                 --                       --
                                     ----------------            -------------
 Total Liabilities                          1,781,054                   27,729
                                     ----------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,776,420,245              $63,879,327
                                     ================            =============

(a)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           HARTFORD
                                       HARTFORD                  HARTFORD                   GLOBAL              HARTFORD
                                   GLOBAL ADVISERS         GLOBAL COMMUNICATIONS      FINANCIAL SERVICES     GLOBAL HEALTH
                                       HLS FUND                  HLS FUND                  HLS FUND             HLS FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             13,993,329                   860,218                   893,625            6,805,452
   Class IB                              4,003,606                   926,104                   983,786            4,521,601
   Other class                                  --                        --                        --                   --
                                    ==============             =============             =============       ==============
  Cost:
   Class IA                           $162,537,836                $5,237,089                $8,336,054          $90,950,772
   Class IB                             44,128,360                 5,550,115                 8,664,545           62,358,604
   Other class                                  --                        --                        --                   --
                                    ==============             =============             =============       ==============
  Market Value:
   Class IA                           $190,445,798                $8,380,646                $8,641,562         $104,754,378
   Class IB                             54,272,332                 8,974,579                 9,474,759           68,309,860
   Other class                                  --                        --                        --                   --
 Due from Hartford Life &
  Annuity Insurance Company                     --                        --                        --                   --
 Receivable from fund shares
  sold                                      91,494                     8,007                     4,857               97,691
 Other assets                                   10                        --                        --                    8
                                    --------------             -------------             -------------       --------------
 Total Assets                          244,809,634                17,363,232                18,121,178          173,161,937
                                    --------------             -------------             -------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 91,494                     8,007                     4,857               97,691
 Payable for fund shares
  purchased                                     --                        --                        --                   --
 Other liabilities                              --                        --                         1                   --
                                    --------------             -------------             -------------       --------------
 Total Liabilities                          91,494                     8,007                     4,858               97,691
                                    --------------             -------------             -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $244,718,140               $17,355,225               $18,116,320         $173,064,246
                                    ==============             =============             =============       ==============


                                       HARTFORD                 HARTFORD                  HARTFORD
                                    GLOBAL GROWTH           GLOBAL TECHNOLOGY        DISCIPLINED EQUITY
                                       HLS FUND                 HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (B)             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             18,347,050                4,028,092                25,333,088
   Class IB                             10,017,487                3,213,650                18,405,294
   Other class                                  --                       --                        --
                                    ==============            =============            ==============
  Cost:
   Class IA                           $311,530,063              $34,208,978              $306,281,343
   Class IB                            162,859,708               17,618,583               206,411,397
   Other class                                  --                       --                        --
                                    ==============            =============            ==============
  Market Value:
   Class IA                           $411,330,820              $27,729,289              $381,263,579
   Class IB                            223,040,452               21,800,841               275,488,854
   Other class                                  --                       --                        --
 Due from Hartford Life &
  Annuity Insurance Company                     --                       --                        --
 Receivable from fund shares
  sold                                     461,953                   39,361                   738,162
 Other assets                                   31                       --                         1
                                    --------------            -------------            --------------
 Total Assets                          634,833,256               49,569,491               657,490,596
                                    --------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                461,953                   39,361                   738,162
 Payable for fund shares
  purchased                                     --                       --                        --
 Other liabilities                              --                       10                        --
                                    --------------            -------------            --------------
 Total Liabilities                         461,953                   39,371                   738,162
                                    --------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $634,371,303              $49,530,120              $656,752,434
                                    ==============            =============            ==============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                    GROWTH        GROWTH OPPORTUNITIES
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         14,042,383            7,747,314
   Class IB                         11,453,897            6,145,035
   Other class                              --                   --
                                ==============       ==============
  Cost:
   Class IA                       $153,498,478         $209,444,014
   Class IB                        123,345,280          159,531,432
   Other class                              --                   --
                                ==============       ==============
  Market Value:
   Class IA                       $188,072,576         $253,754,755
   Class IB                        151,017,797          199,100,989
   Other class                              --                   --
 Due from Hartford Life &
  Annuity Insurance Company                 --                   --
 Receivable from fund shares
  sold                                 163,110            1,436,011
 Other assets                               --                   32
                                --------------       --------------
 Total Assets                      339,253,483          454,291,787
                                --------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company            163,110            1,436,011
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                           7                   --
                                --------------       --------------
 Total Liabilities                     163,117            1,436,011
                                --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $339,090,366         $452,855,776
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       HARTFORD                  HARTFORD
                                  HARTFORD        HARTFORD          INTERNATIONAL             INTERNATIONAL
                                 HIGH YIELD        INDEX                GROWTH                SMALL COMPANY
                                  HLS FUND        HLS FUND             HLS FUND                  HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT (C)             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        21,222,035      12,824,836           23,291,540                 7,911,668
   Class IB                        18,289,583       3,913,567           18,296,487                 5,806,352
   Other class                             --              --                   --                        --
                               ==============  ==============       ==============            ==============
  Cost:
   Class IA                      $202,789,491    $291,619,198         $274,067,300              $108,999,462
   Class IB                       169,584,560     116,398,644          205,088,186                77,437,907
   Other class                             --              --                   --                        --
                               ==============  ==============       ==============            ==============
  Market Value:
   Class IA                      $188,136,247    $404,496,319         $336,989,166              $119,239,451
   Class IB                       160,672,174     122,877,188          262,826,725                86,706,450
   Other class                             --              --                   --                        --
 Due from Hartford Life &
  Annuity Insurance Company                --              --                   --                        --
 Receivable from fund shares
  sold                                333,702         282,612              254,617                   180,714
 Other assets                              20              --                   --                         5
                               --------------  --------------       --------------            --------------
 Total Assets                     349,142,143     527,656,119          600,070,508               206,126,620
                               --------------  --------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           333,702         282,612              254,617                   180,713
 Payable for fund shares
  purchased                                --              --                   --                        --
 Other liabilities                         --              34                   39                        --
                               --------------  --------------       --------------            --------------
 Total Liabilities                    333,702         282,646              254,656                   180,713
                               --------------  --------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $348,808,441    $527,373,473         $599,815,852              $205,945,907
                               ==============  ==============       ==============            ==============

                                   HARTFORD
                                INTERNATIONAL       HARTFORD        HARTFORD
                                OPPORTUNITIES        MIDCAP       MIDCAP VALUE
                                   HLS FUND         HLS FUND        HLS FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          46,334,063      24,476,470      29,547,641
   Class IB                          19,710,577       2,426,065      19,277,057
   Other class                               --              --              --
                               ================  ==============  ==============
  Cost:
   Class IA                        $572,954,625    $428,552,834    $306,601,530
   Class IB                         221,664,879      59,035,982     196,687,512
   Other class                               --              --              --
                               ================  ==============  ==============
  Market Value:
   Class IA                        $723,766,363    $644,765,269    $364,598,652
   Class IB                         311,022,566      63,269,646     237,041,701
   Other class                               --              --              --
 Due from Hartford Life &
  Annuity Insurance Company                  --              --              --
 Receivable from fund shares
  sold                                  815,072         487,072         283,719
 Other assets                             4,318              42              57
                               ----------------  --------------  --------------
 Total Assets                     1,035,608,319     708,522,029     601,924,129
                               ----------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company             815,072         487,072         283,719
 Payable for fund shares
  purchased                                  --              --              --
 Other liabilities                        4,348              --              --
                               ----------------  --------------  --------------
 Total Liabilities                      819,420         487,072         283,719
                               ----------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,034,788,899    $708,034,957    $601,640,410
                               ================  ==============  ==============

(c) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                 MONEY MARKET     MORTGAGE SECURITIES
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        360,786,926           11,473,643
   Class IB                        225,926,867            8,376,847
   Other class                              --                   --
                                ==============       ==============
  Cost:
   Class IA                       $360,786,926         $126,627,512
   Class IB                        225,926,867           97,244,525
   Other class                              --                   --
                                ==============       ==============
  Market Value:
   Class IA                       $360,786,926         $121,271,044
   Class IB                        225,926,867           87,958,347
   Other class                              --                   --
 Due from Hartford Life &
  Annuity Insurance Company                 --                   --
 Receivable from fund shares
  sold                                 937,635              151,360
 Other assets                              435                    8
                                --------------       --------------
 Total Assets                      587,651,863          209,380,759
                                --------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company            937,635              151,360
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                          --                   --
                                --------------       --------------
 Total Liabilities                     937,635              151,360
                                --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $586,714,228         $209,229,399
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             HARTFORD
                                       HARTFORD                  HARTFORD              HARTFORD          U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH            STOCK               SECURITIES
                                       HLS FUND                  HLS FUND              HLS FUND              HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             19,335,306                 8,158,639             38,161,659           18,915,366
   Class IB                              7,689,963                 7,681,363              9,778,036           20,797,912
   Other class                                  --                        --                     --                   --
                                    ==============            ==============       ================       ==============
  Cost:
   Class IA                           $256,487,753              $140,048,517         $1,451,606,814         $209,024,033
   Class IB                            113,552,307               127,391,418            453,946,508          232,708,462
   Other class                                  --                        --                     --                   --
                                    ==============            ==============       ================       ==============
  Market Value:
   Class IA                           $359,968,825              $152,626,111         $1,797,897,386         $210,919,569
   Class IB                            139,988,285               143,343,450            459,556,051          230,773,635
   Other class                                  --                        --                     --                   --
 Due from Hartford Life &
  Annuity Insurance Company                     --                   658,105                     --            1,896,774
 Receivable from fund shares
  sold                                     332,172                        --              1,330,830                   --
 Other assets                                   --                         6                     --                   --
                                    --------------            --------------       ----------------       --------------
 Total Assets                          500,289,282               296,627,672          2,258,784,267          443,589,978
                                    --------------            --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                332,172                        --              1,330,830                   --
 Payable for fund shares
  purchased                                     --                   658,104                     --            1,896,774
 Other liabilities                              31                        --                      1                   67
                                    --------------            --------------       ----------------       --------------
 Total Liabilities                         332,203                   658,104              1,330,831            1,896,841
                                    --------------            --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $499,957,079              $295,969,568         $2,257,453,436         $441,693,137
                                    ==============            ==============       ================       ==============


                                  HARTFORD             HARTFORD             HARTFORD
                                   VALUE         VALUE OPPORTUNITIES     EQUITY INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        10,645,836            9,098,851           17,184,769
   Class IB                         8,058,535            6,117,722            4,053,297
   Other class                             --                   --                   --
                               ==============       ==============       ==============
  Cost:
   Class IA                      $102,160,882         $146,816,027         $201,540,632
   Class IB                        73,443,890           93,957,518           46,389,259
   Other class                             --                   --                   --
                               ==============       ==============       ==============
  Market Value:
   Class IA                      $136,613,852         $140,324,302         $245,740,994
   Class IB                       103,210,290           93,877,056           57,956,584
   Other class                             --                   --                   --
 Due from Hartford Life &
  Annuity Insurance Company                --                   --                   --
 Receivable from fund shares
  sold                                151,804              343,331              106,353
 Other assets                               6                   11                    9
                               --------------       --------------       --------------
 Total Assets                     239,975,952          234,544,700          303,803,940
                               --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           151,804              343,331              106,353
 Payable for fund shares
  purchased                                --                   --                   --
 Other liabilities                         --                   --                   --
                               --------------       --------------       --------------
 Total Liabilities                    151,804              343,331              106,353
                               --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $239,824,148         $234,201,369         $303,697,587
                               ==============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK               BLACKROCK
                                    GLOBAL GROWTH             LARGE CAP
                                      V.I. FUND           GROWTH V. I. FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            137,098                 277,888
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $1,670,702              $2,460,181
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $2,470,508              $3,531,959
 Due from Hartford Life &
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                      2,930                   3,425
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           2,473,438               3,535,384
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 2,930                   3,425
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          2,930                   3,425
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,470,508              $3,531,959
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               JENNISON 20/20                                                       PRUDENTIAL
                                   FOCUS                JENNISON             PRUDENTIAL        SERIES INTERNATIONAL
                                 PORTFOLIO             PORTFOLIO          VALUE PORTFOLIO             GROWTH
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (D)
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                    --                    --                     --
   Class IB                              --                    --                    --                     --
   Other class                       16,183                11,750                10,945                 25,549
                                 ==========            ==========            ==========             ==========
  Cost:
   Class IA                              --                    --                    --                     --
   Class IB                              --                    --                    --                     --
   Other class                     $181,177              $218,084              $185,134               $145,690
                                 ==========            ==========            ==========             ==========
  Market Value:
   Class IA                              --                    --                    --                     --
   Class IB                              --                    --                    --                     --
   Other class                     $255,376              $272,258              $257,325               $213,588
 Due from Hartford Life &
  Annuity Insurance
  Company                                --                    --                    --                     --
 Receivable from fund
  shares sold                            13                    13                    11                     11
 Other assets                            --                    --                    --                     --
                                 ----------            ----------            ----------             ----------
 Total Assets                       255,389               272,271               257,336                213,599
                                 ----------            ----------            ----------             ----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance
  Company                                13                    13                    11                     11
 Payable for fund shares
  purchased                              --                    --                    --                     --
 Other liabilities                       --                    --                    --                     --
                                 ----------            ----------            ----------             ----------
 Total Liabilities                       13                    13                    11                     11
                                 ----------            ----------            ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $255,376              $272,258              $257,325               $213,588
                                 ==========            ==========            ==========             ==========

                                                           WELLS FARGO
                                  WELLS FARGO             ADVANTAGE VT              WELLS FARGO
                              ADVANTAGE VT ASSET          TOTAL RETURN          ADVANTAGE VT EQUITY
                                ALLOCATION FUND             BOND FUND               INCOME FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                       1,957,319                1,893,380                  726,418
                                 =============            =============            =============
  Cost:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                     $22,427,562              $19,628,951              $10,363,629
                                 =============            =============            =============
  Market Value:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                     $28,655,155              $18,820,193              $13,613,067
 Due from Hartford Life &
  Annuity Insurance
  Company                                   --                       --                   10,404
 Receivable from fund
  shares sold                            2,980                   80,297                       --
 Other assets                                4                      224                       --
                                 -------------            -------------            -------------
 Total Assets                       28,658,139               18,900,714               13,623,471
                                 -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance
  Company                                2,980                   80,297                       --
 Payable for fund shares
  purchased                                 --                       --                   10,404
 Other liabilities                          --                       --                       --
                                 -------------            -------------            -------------
 Total Liabilities                       2,980                   80,297                   10,404
                                 -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $28,655,159              $18,820,417              $13,613,067
                                 =============            =============            =============

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      WELLS FARGO               WELLS FARGO
                                    ADVANTAGE VT C&B         ADVANTAGE VT LARGE
                                  LARGE CAP VALUE FUND       COMPANY CORE FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                             328,561                   59,784
                                      ============               ==========
  Cost:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                          $2,671,235                 $728,328
                                      ============               ==========
  Market Value:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                          $3,610,886                 $954,151
 Due from Hartford Life &
  Annuity Insurance Company                     --                       --
 Receivable from fund shares
  sold                                         126                       56
 Other assets                                   --                       --
                                      ------------               ----------
 Total Assets                            3,611,012                  954,207
                                      ------------               ----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                    126                       56
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                      ------------               ----------
 Total Liabilities                             126                       56
                                      ------------               ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $3,610,886                 $954,151
                                      ============               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO               WELLS FARGO             WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT           ADVANTAGE VT LARGE        ADVANTAGE VT           ADVANTAGE VT
                               INTERNATIONAL CORE FUND     COMPANY GROWTH FUND      MONEY MARKET FUND    SMALL CAP GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                        --                     --                     --
   Class IB                                    --                        --                     --                     --
   Other class                            978,602                 1,683,698              3,147,197                445,245
                                     ============              ============            ===========            ===========
  Cost:
   Class IA                                    --                        --                     --                     --
   Class IB                                    --                        --                     --                     --
   Other class                         $7,581,789               $13,597,052             $3,147,197             $3,151,715
                                     ============              ============            ===========            ===========
  Market Value:
   Class IA                                    --                        --                     --                     --
   Class IB                                    --                        --                     --                     --
   Other class                        $10,138,317               $17,375,761             $3,147,197             $4,314,430
 Due from Hartford Life &
  Annuity Insurance Company                    --                     8,836                     --                     --
 Receivable from fund shares
  sold                                        495                        --                495,254                    164
 Other assets                                  --                        --                     --                     --
                                     ------------              ------------            -----------            -----------
 Total Assets                          10,138,812                17,384,597              3,642,451              4,314,594
                                     ------------              ------------            -----------            -----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                   495                        --                495,254                    164
 Payable for fund shares
  purchased                                    --                     8,836                     --                     --
 Other liabilities                              1                         1                      4                     --
                                     ------------              ------------            -----------            -----------
 Total Liabilities                            496                     8,837                495,258                    164
                                     ------------              ------------            -----------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $10,138,316               $17,375,760             $3,147,193             $4,314,430
                                     ============              ============            ===========            ===========

                                                       WELLS FARGO
                                  WELLS FARGO         ADVANTAGE VT         WELLS FARGO
                                  ADVANTAGE VT        SMALL/MID CAP       ADVANTAGE VT
                                 DISCOVERY FUND        VALUE FUND       OPPORTUNITY FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                   --                 --
   Class IB                                --                   --                 --
   Other class                         30,064               76,493             15,186
                                   ==========          ===========          =========
  Cost:
   Class IA                                --                   --                 --
   Class IB                                --                   --                 --
   Other class                       $485,604           $1,010,225           $361,332
                                   ==========          ===========          =========
  Market Value:
   Class IA                                --                   --                 --
   Class IB                                --                   --                 --
   Other class                       $604,595             $847,547           $334,546
 Due from Hartford Life &
  Annuity Insurance Company                --                   --                 --
 Receivable from fund shares
  sold                                     28                   22                 14
 Other assets                              --                   --                 --
                                   ----------          -----------          ---------
 Total Assets                         604,623              847,569            334,560
                                   ----------          -----------          ---------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                28                   22                 14
 Payable for fund shares
  purchased                                --                   --                 --
 Other liabilities                         --                   --                 --
                                   ----------          -----------          ---------
 Total Liabilities                         28                   22                 14
                                   ----------          -----------          ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $604,595             $847,547           $334,546
                                   ==========          ===========          =========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
 PERIOD (BY SUB-ACCOUNT):
Evergreen VA Balanced Fund -- Class I                 1,886,373         $1.035468      to         $1.108514            $1,995,690
Evergreen VA Growth Fund -- Class I                   1,806,619          1.077942      to          1.578175             2,110,614
Evergreen VA International Equity Fund -- Class       7,087,956          1.336156      to          2.280788            10,163,363
 I
Evergreen VA Omega Fund -- Class I                    2,730,583          0.694724      to          0.931531             1,985,575
Evergreen VA Special Values Fund -- Class I           3,809,880          1.442428      to          1.959381             6,136,036
Evergreen VA Fundamental Large Cap Fund -- Class      1,878,458          1.331900      to          1.462116             2,647,584
 I
Hartford Advisers HLS Fund -- Class IA              781,499,681          1.206763      to          5.518244         2,968,386,720
Hartford Advisers HLS Fund -- Class IB              640,252,432          1.095097      to          1.346358           736,429,369
Hartford Total Return Bond HLS Fund -- Class IA     382,854,453          1.427293      to         13.808135           921,974,882
Hartford Total Return Bond HLS Fund -- Class IB     422,569,282          1.245464      to          1.509593           610,675,152
Hartford Capital Appreciation HLS Fund -- Class     538,801,962          1.864788      to         15.364737         4,708,535,441
 IA
Hartford Capital Appreciation HLS Fund -- Class     855,666,247          1.618273      to          2.708673         1,522,512,871
 IB
Hartford Dividend and Growth HLS Fund -- Class      895,950,537          1.573866      to          4.179487         2,751,462,866
 IA
Hartford Dividend and Growth HLS Fund -- Class      610,854,445          1.369876      to          1.717432         1,016,834,847
 IB
Hartford Fundamental Growth HLS Fund -- Class        27,018,559          1.244177      to          1.365451            35,526,936
 IA
Hartford Fundamental Growth HLS Fund -- Class        22,334,190          1.226197      to          1.289903            28,245,112
 IB
Hartford Global Advisers HLS Fund -- Class IA        87,931,468          1.439724      to         11.350031           189,413,565
Hartford Global Advisers HLS Fund -- Class IB        42,772,538          1.171232      to          2.195632            54,148,416
Hartford Global Communications HLS Fund -- Class      5,113,439          1.549191      to          1.693317             8,330,787
 IA
Hartford Global Communications HLS Fund -- Class      5,721,087          1.523642      to          1.599609             8,974,578
 IB
Hartford Global Financial Services HLS Fund --        6,732,352          1.215964      to          1.329120             8,625,636
 Class IA
Hartford Global Financial Services HLS Fund --        7,703,001          1.193507      to          1.255483             9,467,091
 Class IB
Hartford Global Health HLS Fund -- Class IA          46,563,833          2.119468      to          2.337661           104,606,570
Hartford Global Health HLS Fund -- Class IB          31,729,351          2.077724      to          2.190081            68,254,758
Hartford Global Growth HLS Fund -- Class IA         169,107,804          1.727037      to         14.203088           409,987,279
Hartford Global Growth HLS Fund -- Class IB         174,393,025          1.103136      to          2.445701           222,967,615
Hartford Global Technology HLS Fund -- Class IA      45,158,033          0.582256      to          0.638298            27,693,557
Hartford Global Technology HLS Fund -- Class IB      37,118,386          0.567559      to          0.598258            21,774,122
Hartford Disciplined Equity HLS Fund -- Class       265,860,990          1.223354      to         12.618494           380,294,336
 IA
Hartford Disciplined Equity HLS Fund -- Class       244,331,190          1.022815      to          1.430014           275,434,894
 IB
Hartford Growth HLS Fund -- Class IA                122,534,477          1.455303      to          1.580478           187,561,125
Hartford Growth HLS Fund -- Class IB                102,400,026          1.436132      to          1.505511           150,991,697
Hartford Growth Opportunities HLS Fund -- Class     124,192,729          1.941126      to         20.434681           253,084,537
 IA
Hartford Growth Opportunities HLS Fund -- Class     101,173,122          1.915846      to          2.008348           199,058,885
 IB
Hartford High Yield HLS Fund -- Class IA            131,727,877          1.343469      to         11.936834           187,440,844
Hartford High Yield HLS Fund -- Class IB            123,237,339          1.256502      to          1.353719           160,624,288
Hartford Index HLS Fund -- Class IA                  94,750,240          1.143306      to          5.606271           402,490,705
Hartford Index HLS Fund -- Class IB                 114,670,757          0.971269      to          5.256090           122,839,291
Hartford International Growth HLS Fund -- Class     167,819,572          1.906481      to         11.898601           336,307,549
 IA
Hartford International Growth HLS Fund -- Class     136,700,783          1.866941      to          1.963910           262,644,405
 IB
Hartford International Small Company HLS Fund --     48,464,164          2.326356      to         10.139978           118,863,128
 Class IA
Hartford International Small Company HLS Fund --     36,881,870          2.283426      to          2.401963            86,626,587
 Class IB
Hartford International Opportunities HLS Fund --    265,114,243          1.709290      to         12.213671           721,345,227
 Class IA
Hartford International Opportunities HLS Fund --    212,618,975          1.280305      to          1.870595           310,991,952
 Class IB

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA                140,416,900         $2.930146      to         $4.651682          $642,674,338
Hartford MidCap HLS Fund -- Class IB                 35,215,865          1.718555      to          1.807661            63,261,691
Hartford MidCap Value HLS Fund -- Class IA          207,186,507          1.657809      to          1.868477           363,898,276
Hartford MidCap Value HLS Fund -- Class IB          140,641,075          1.633867      to          1.718729           236,981,999
Hartford Money Market HLS Fund -- Class IA          200,447,100          1.046923      to          2.067045           359,997,958
Hartford Money Market HLS Fund -- Class IB          204,480,706          1.008576      to          1.198126           225,915,404
Hartford Mortgage Securities HLS Fund -- Class       48,630,070          1.305992      to          3.034214           120,618,367
 IA
Hartford Mortgage Securities HLS Fund -- Class       65,594,419          1.253938      to          2.844490            87,942,277
 IB
Hartford Small Company HLS Fund -- Class IA         130,421,070          1.759689      to          2.904548           358,680,139
Hartford Small Company HLS Fund -- Class IB         125,591,650          0.999547      to          1.999048           139,940,591
Hartford SmallCap Growth HLS Fund -- Class IA       111,161,570          1.306253      to         13.540773           152,217,793
Hartford SmallCap Growth HLS Fund -- Class IB       107,826,216          1.294836      to          1.357367           143,319,413
Hartford Stock HLS Fund -- Class IA                 434,349,659          1.113667      to          7.036465         1,788,974,684
Hartford Stock HLS Fund -- Class IB                 443,551,574          0.956471      to          1.277448           459,461,600
Hartford U.S. Government Securities HLS Fund --     183,834,318          1.093719      to          1.187797           210,673,410
 Class IA
Hartford U.S. Government Securities HLS Fund --     208,065,714          1.079606      to          1.131750           230,735,489
 Class IB
Hartford Value HLS Fund -- Class IA                  93,624,219          1.377691      to          1.511924           136,388,493
Hartford Value HLS Fund -- Class IB                  73,768,644          1.357794      to          1.428297           103,188,102
Hartford Value Opportunities HLS Fund -- Class       91,819,862          1.441482      to         16.773721           139,507,801
 IA
Hartford Value Opportunities HLS Fund -- Class       64,204,080          1.422501      to          1.491172            93,855,068
 IB
Hartford Equity Income HLS Fund -- Class IA         161,802,708          1.446829      to          1.542825           244,895,956
Hartford Equity Income HLS Fund -- Class IB          39,428,885          1.434699      to          1.489076            57,917,324
BlackRock Global Growth V.I. Fund -- Class I          1,526,586          1.510631      to         14.922960             2,470,508
BlackRock Large Cap Growth V. I. Fund -- Class        3,111,167          1.036815      to         10.242180             3,531,959
 I
Jennison 20/20 Focus Portfolio -- Class II              159,704          1.478315      to         14.664678               255,376
Jennison Portfolio -- Class II                          326,231          0.702237      to          1.018607               272,258
Prudential Value Portfolio -- Class II                  183,556          1.373749      to          1.414156               257,325
Prudential Series International Growth -- Class         156,054          1.331283      to          1.403518               213,588
 II
Wells Fargo Advantage VT Asset Allocation Fund       20,809,367          1.330421      to          1.417654            28,526,257
 --Class
Wells Fargo Advantage VT Total Return Bond Fund      15,491,821          1.184871      to          1.257584            18,820,417
 --
 Class
Wells Fargo Advantage VT Equity Income Fund --        9,668,807          1.352665      to          1.441381            13,467,763
 Class
Wells Fargo Advantage VT C&B Large Cap Value          2,858,862          1.229673      to          1.305124             3,610,886
 Fund -- Class
Wells Fargo Advantage VT Large Company Core Fund        859,714          1.077183      to          1.143314               948,967
 - - Class
Wells Fargo Advantage VT International Core Fund      6,424,772          1.537598      to          1.631868            10,138,316
 --
 Class
Wells Fargo Advantage VT Large Company Growth        15,568,164          1.082387      to          1.148817            17,289,193
 Fund -- Class
Wells Fargo Advantage VT Money Market Fund --         3,043,772          1.011759      to          1.071732             3,147,193
 Class
Wells Fargo Advantage VT Small Cap Growth Fund        2,792,000          1.506079      to          1.598511             4,314,430
 --
 Class
Wells Fargo Advantage VT Discovery Fund --               39,662         15.147374      to         15.443882               604,595
 Class
Wells Fargo Advantage VT Small/Mid Cap Value             63,184         13.327333      to         13.605746               847,547
 Fund - - Class
Wells Fargo Advantage VT Opportunity Fund --             26,578         12.446934      to         12.674245               334,546
 Class

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
Evergreen VA Growth Fund -- Class I                       1,113         $1.578175      to         $1.578175                $1,757
Hartford Advisers HLS Fund -- Class IA                2,665,152          1.257619      to          5.518244            14,305,208
Hartford Advisers HLS Fund -- Class IB                  698,841          1.145189      to          1.346358               835,265
Hartford Total Return Bond HLS Fund -- Class IA       1,007,891          1.499253      to          3.358391             3,156,565
Hartford Total Return Bond HLS Fund -- Class IB         251,357          1.470416      to          1.509593               376,109
Hartford Capital Appreciation HLS Fund -- Class       1,068,460          2.557307      to         15.364737            14,882,370
 IA
Hartford Capital Appreciation HLS Fund -- Class         575,741          1.691923      to          2.708673             1,163,638
 IB
Hartford Dividend and Growth HLS Fund -- Class        1,881,208          1.748028      to          4.179487             7,556,914
 IA
Hartford Dividend and Growth HLS Fund -- Class          333,431          1.680583      to          1.717432               565,618
 IB
Hartford Fundamental Growth HLS Fund -- Class            80,963          1.325034      to          1.325034               107,279
 IA
Hartford Global Advisers HLS Fund -- Class IA           440,859          2.341432      to          2.341432             1,032,240
Hartford Global Advisers HLS Fund -- Class IB           100,463          1.231919      to          1.234798               123,919
Hartford Global Communications HLS Fund -- Class         30,344          1.643177      to          1.643177                49,860
 IA
Hartford Global Financial Services HLS Fund --           12,347          1.289831      to          1.289831                15,925
 Class IA
Hartford Global Financial Services HLS Fund --            6,122          1.252529      to          1.252529                 7,668
 Class IB
Hartford Global Health HLS Fund -- Class IA              65,450          2.258379      to          2.258379               147,811
Hartford Global Health HLS Fund -- Class IB              25,191          2.184959      to          2.190081                55,107
Hartford Global Growth HLS Fund -- Class IA             527,389          1.745827      to          2.608586             1,343,555
Hartford Global Growth HLS Fund -- Class IB              62,773          1.160350      to          1.163067                72,854
Hartford Global Technology HLS Fund -- Class IA          57,925          0.616658      to          0.616658                35,720
Hartford Global Technology HLS Fund -- Class IB          44,664          0.598258      to          0.598258                26,721
Hartford Disciplined Equity HLS Fund -- Class           651,992          1.255550      to          1.525638               969,267
 IA
Hartford Disciplined Equity HLS Fund -- Class            50,115          1.075858      to          1.078337                53,937
 IB
Hartford Growth HLS Fund -- Class IA                    331,967          1.518944      to          1.549411               511,439
Hartford Growth HLS Fund -- Class IB                     17,365          1.501994      to          1.505511                26,105
Hartford Growth Opportunities HLS Fund -- Class         326,045          2.054921      to          2.066578               670,244
 IA
Hartford Growth Opportunities HLS Fund -- Class          20,992          2.003661      to          2.008348                42,110
 IB
Hartford High Yield HLS Fund -- Class IA                482,037          1.390217      to          1.444191               695,408
Hartford High Yield HLS Fund -- Class IB                 36,207          1.321624      to          1.324723                47,901
Hartford Index HLS Fund -- Class IA                     357,741          5.606271      to          5.606271             2,005,591
Hartford Index HLS Fund -- Class IB                      37,029          1.021632      to          1.024038                37,886
Hartford International Growth HLS Fund -- Class         337,668          2.017502      to          2.030997               681,590
 IA
Hartford International Growth HLS Fund -- Class          92,836          1.959346      to          1.963910               182,308
 IB
Hartford International Small Company HLS Fund --        152,460          2.467580      to          2.484107               376,329
 Class IA
Hartford International Small Company HLS Fund --         33,323          2.396365      to          2.401963                79,863
 Class IB
Hartford International Opportunities HLS Fund --        789,261          1.732516      to          3.239903             2,421,130
 Class IA
Hartford International Opportunities HLS Fund --         18,770          1.338571      to          1.870595                30,590
 Class IB
Hartford MidCap HLS Fund -- Class IA                    449,511          4.651682      to          4.651682             2,090,983
Hartford MidCap HLS Fund -- Class IB                      4,395          1.807661      to          1.807661                 7,945
Hartford MidCap Value HLS Fund -- Class IA              396,676          1.736356      to          1.777347               700,430
Hartford MidCap Value HLS Fund -- Class IB               34,812          1.714730      to          1.718729                59,705
Hartford Money Market HLS Fund -- Class IA              390,575          1.185768      to          2.067045               789,241
Hartford Money Market HLS Fund -- Class IB               10,359          1.116009      to          1.198126                11,625
Hartford Mortgage Securities HLS Fund -- Class          215,107          3.034214      to          3.034214               652,680
 IA

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund -- Class           12,184         $1.318946      to         $1.322015               $16,075
 IB
Hartford Small Company HLS Fund -- Class IA             445,045          1.825960      to          2.904548             1,288,653
Hartford Small Company HLS Fund -- Class IB              45,637          1.045115      to          1.045115                47,696
Hartford SmallCap Growth HLS Fund -- Class IA           294,978          1.382851      to          1.390728               408,326
Hartford SmallCap Growth HLS Fund -- Class IB            17,726          1.354210      to          1.357367                24,036
Hartford Stock HLS Fund -- Class IA                   1,342,438          1.125804      to          7.036465             8,922,690
Hartford Stock HLS Fund -- Class IB                      88,164          1.000022      to          1.277448                94,462
Hartford U.S. Government Securities HLS Fund --         212,190          1.157875      to          1.164462               246,107
 Class IA
Hartford U.S. Government Securities HLS Fund --          33,692          1.131750      to          1.131750                38,131
 Class IB
Hartford Value HLS Fund -- Class IA                     153,602          1.467234      to          1.467234               225,370
Hartford Value HLS Fund -- Class IB                      15,567          1.424966      to          1.424966                22,183
Hartford Value Opportunities HLS Fund -- Class          534,922          1.504503      to          1.534662               816,513
 IA
Hartford Value Opportunities HLS Fund -- Class           14,757          1.487684      to          1.491172                21,987
 IB
Hartford Equity Income HLS Fund -- Class IA             557,988          1.514223      to          1.520541               845,042
Hartford Equity Income HLS Fund -- Class IB              26,423          1.485990      to          1.485990                39,265
Wells Fargo Advantage VT Asset Allocation Fund           91,582          1.393803      to          1.411065               128,902
 --Class
Wells Fargo Advantage VT Equity Income Fund --          101,600          1.417092      to          1.434657               145,304
 Class
Wells Fargo Advantage VT Large Company Core Fund          4,598          1.127488      to          1.127488                 5,184
 - - Class
Wells Fargo Advantage VT Large Company Growth            75,705          1.143476      to          1.143476                86,567
 Fund -- Class

#  Rounded unit values

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    EVERGREEN VA          EVERGREEN VA
                                   BALANCED FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $78,165                   $ --
                                     ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (33,712)               (40,087)
                                     ----------            -----------
  Net investment income (loss)           44,453                (40,087)
                                     ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 115,419                195,014
 Net realized gain on
  distributions                              --                434,278
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (77,761)              (368,649)
                                     ----------            -----------
  Net gain (loss) on
   investments                           37,658                260,643
                                     ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $82,111               $220,556
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EVERGREEN VA                                  EVERGREEN VA            EVERGREEN VA
                                   INTERNATIONAL           EVERGREEN VA              SPECIAL               FUNDAMENTAL
                                    EQUITY FUND             OMEGA FUND             VALUES FUND           LARGE CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $243,768               $11,458                  $99,457                $29,957
                                    ------------            ----------            -------------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (186,850)              (38,343)                (130,960)               (47,181)
                                    ------------            ----------            -------------            -----------
  Net investment income
   (loss)                                 56,918               (26,885)                 (31,503)               (17,224)
                                    ------------            ----------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  383,294               164,619                   (9,163)               196,861
 Net realized gain on
  distributions                          758,474                    --                  907,750                212,037
 Net unrealized appreciation
  (depreciation) of
  investments during the year             74,135                77,233               (1,499,540)              (218,112)
                                    ------------            ----------            -------------            -----------
  Net gain (loss) on
   investments                         1,215,903               241,852                 (600,953)               190,786
                                    ------------            ----------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,272,821              $214,967                $(632,456)              $173,562
                                    ============            ==========            =============            ===========

                                  HARTFORD                   HARTFORD                   HARTFORD
                                  ADVISERS              TOTAL RETURN BOND         CAPITAL APPRECIATION
                                  HLS FUND                   HLS FUND                   HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $82,132,511               $78,828,481                  $6,614,080
                               ---------------            --------------            ----------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges       (56,025,129)              (23,301,164)                (90,617,401)
                               ---------------            --------------            ----------------
  Net investment income
   (loss)                           26,107,382                55,527,317                 (84,003,321)
                               ---------------            --------------            ----------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             48,289,913                (1,824,348)                159,180,430
 Net realized gain on
  distributions                    408,808,503                        --               1,022,270,032
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (266,450,014)               (8,079,600)               (188,238,140)
                               ---------------            --------------            ----------------
  Net gain (loss) on
   investments                     190,648,402                (9,903,948)                993,212,322
                               ---------------            --------------            ----------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $216,755,784               $45,623,369                $909,209,001
                               ===============            ==============            ================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                        HARTFORD                FUNDAMENTAL
                                   DIVIDEND AND GROWTH             GROWTH
                                        HLS FUND                  HLS FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT (A)
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $60,952,807                 $30,336
                                     ---------------            ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (57,045,966)               (926,789)
                                     ---------------            ------------
  Net investment income (loss)             3,906,841                (896,453)
                                     ---------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   73,939,206               1,014,181
 Net realized gain on
  distributions                          297,703,715               5,199,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (112,947,021)              1,785,019
                                     ---------------            ------------
  Net gain (loss) on
   investments                           258,695,900               7,998,565
                                     ---------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $262,602,741              $7,102,112
                                     ===============            ============

(a)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           HARTFORD
                                      HARTFORD                   HARTFORD                   GLOBAL              HARTFORD
                                   GLOBAL ADVISERS        GLOBAL COMMUNICATIONS       FINANCIAL SERVICES     GLOBAL HEALTH
                                      HLS FUND                   HLS FUND                  HLS FUND             HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,904,090                  $127,410                    $11,139             $117,118
                                    -------------              ------------              -------------       --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges           (3,296,286)                 (271,248)                  (345,213)          (2,832,544)
                                    -------------              ------------              -------------       --------------
  Net investment income
   (loss)                              (1,392,196)                 (143,838)                  (334,074)          (2,715,426)
                                    -------------              ------------              -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,515,048                 1,045,223                    705,646            5,386,779
 Net realized gain on
  distributions                        17,819,916                 3,326,842                  4,759,646           25,368,697
 Net unrealized appreciation
  (depreciation) of
  investments during the year          13,350,985                  (851,394)                (7,006,665)         (19,045,733)
                                    -------------              ------------              -------------       --------------
  Net gain (loss) on
   investments                         34,685,949                 3,520,671                 (1,541,373)          11,709,743
                                    -------------              ------------              -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $33,293,753                $3,376,833                $(1,875,447)          $8,994,317
                                    =============              ============              =============       ==============


                                            HARTFORD                 HARTFORD                 HARTFORD
                                         GLOBAL GROWTH          GLOBAL TECHNOLOGY        DISCIPLINED EQUITY
                                            HLS FUND                 HLS FUND                 HLS FUND
                                        SUB-ACCOUNT (B)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $326,771                    $ --                $6,030,024
                                         --------------            ------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges                 (9,021,483)               (825,096)              (10,621,670)
                                         --------------            ------------            --------------
  Net investment income
   (loss)                                    (8,694,712)               (825,096)               (4,591,646)
                                         --------------            ------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      16,768,237                  81,446                16,141,726
 Net realized gain on
  distributions                              67,264,133                      --                 2,232,583
 Net unrealized appreciation
  (depreciation) of
  investments during the year                52,035,927               7,266,295                31,021,398
                                         --------------            ------------            --------------
  Net gain (loss) on
   investments                              136,068,297               7,347,741                49,395,707
                                         --------------            ------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                              $127,373,585              $6,522,645               $44,804,061
                                         ==============            ============            ==============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD                  HARTFORD
                                   GROWTH             GROWTH OPPORTUNITIES
                                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $41,017                  $376,803
                                -------------             -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges       (5,259,006)               (6,119,263)
                                -------------             -------------
  Net investment income (loss)     (5,217,989)               (5,742,460)
                                -------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             5,306,207                 2,321,885
 Net realized gain on
  distributions                    23,535,349                71,431,155
 Net unrealized appreciation
  (depreciation) of
  investments during the year      23,105,277                23,716,815
                                -------------             -------------
  Net gain (loss) on
   investments                     51,946,833                97,469,855
                                -------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $46,728,844               $91,727,395
                                =============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD                  HARTFORD
                                  HARTFORD             HARTFORD               INTERNATIONAL             INTERNATIONAL
                                 HIGH YIELD             INDEX                     GROWTH                SMALL COMPANY
                                  HLS FUND             HLS FUND                  HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (C)             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $27,426,373           $8,674,714                $3,366,252                $3,405,786
                               --------------       --------------            --------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges       (6,117,934)          (8,262,221)               (8,680,350)               (3,627,016)
                               --------------       --------------            --------------            --------------
  Net investment income
   (loss)                          21,308,439              412,493                (5,314,098)                 (221,230)
                               --------------       --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             1,165,782           26,490,414                 6,704,505                 3,368,219
 Net realized gain on
  distributions                            --           30,283,531               101,803,197                34,048,850
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (17,672,025)         (33,243,535)                8,758,610               (19,968,257)
                               --------------       --------------            --------------            --------------
  Net gain (loss) on
   investments                    (16,506,243)          23,530,410               117,266,312                17,448,812
                               --------------       --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $4,802,196          $23,942,903              $111,952,214               $17,227,582
                               ==============       ==============            ==============            ==============

                                  HARTFORD
                               INTERNATIONAL           HARTFORD             HARTFORD
                               OPPORTUNITIES            MIDCAP            MIDCAP VALUE
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $10,081,785           $3,275,927            $2,899,414
                               --------------       --------------       ---------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges      (14,285,143)         (10,078,333)          (10,715,223)
                               --------------       --------------       ---------------
  Net investment income
   (loss)                          (4,203,358)          (6,802,406)           (7,815,809)
                               --------------       --------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            17,623,085           30,026,997            18,178,610
 Net realized gain on
  distributions                   189,130,380          108,673,243           111,106,393
 Net unrealized appreciation
  (depreciation) of
  investments during the year      21,046,715          (26,606,139)         (106,507,626)
                               --------------       --------------       ---------------
  Net gain (loss) on
   investments                    227,800,180          112,094,101            22,777,377
                               --------------       --------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $223,596,822         $105,291,695           $14,961,568
                               ==============       ==============       ===============

(c) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MONEY MARKET          MORTGAGE SECURITIES
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $24,728,120              $11,377,854
                                     -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (7,776,158)              (3,480,718)
                                     -------------            -------------
  Net investment income (loss)          16,951,962                7,897,136
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --               (2,011,495)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --               (1,885,393)
                                     -------------            -------------
  Net gain (loss) on
   investments                                  --               (3,896,888)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $16,951,962               $4,000,248
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                HARTFORD
                                       HARTFORD                  HARTFORD             HARTFORD               U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH            STOCK                  SECURITIES
                                       HLS FUND                  HLS FUND             HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $821,733                  $502,666           $22,845,937              $16,075,297
                                    --------------            --------------       ---------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (7,624,270)               (5,425,587)          (34,989,698)              (6,910,922)
                                    --------------            --------------       ---------------            -------------
  Net investment income
   (loss)                               (6,802,537)               (4,922,921)          (12,143,761)               9,164,375
                                    --------------            --------------       ---------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 12,231,404                 7,061,641            79,233,885                  (65,130)
 Net realized gain on
  distributions                         74,750,818                23,534,472           335,403,820                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (15,349,624)              (35,188,073)         (278,505,341)               1,973,683
                                    --------------            --------------       ---------------            -------------
  Net gain (loss) on
   investments                          71,632,598                (4,591,960)          136,132,364                1,908,553
                                    --------------            --------------       ---------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $64,830,061               $(9,514,881)         $123,988,603              $11,072,928
                                    ==============            ==============       ===============            =============


                                 HARTFORD                  HARTFORD                 HARTFORD
                                   VALUE             VALUE OPPORTUNITIES          EQUITY INCOME
                                 HLS FUND                  HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $2,814,447                $2,998,017               $6,374,333
                               -------------            --------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges      (3,986,014)               (4,629,440)              (4,597,686)
                               -------------            --------------            -------------
  Net investment income
   (loss)                         (1,171,567)               (1,631,423)               1,776,647
                               -------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            5,379,612                 4,294,456                7,849,391
 Net realized gain on
  distributions                   23,910,336                38,019,892               13,689,064
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (9,727,341)              (58,454,464)              (3,720,979)
                               -------------            --------------            -------------
  Net gain (loss) on
   investments                    19,562,607               (16,140,116)              17,817,476
                               -------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $18,391,040              $(17,771,539)             $19,594,123
                               =============            ==============            =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     BLACKROCK             BLACKROCK
                                   GLOBAL GROWTH           LARGE CAP
                                     V.I. FUND         GROWTH V. I. FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $23,543               $10,132
                                     ----------            ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (32,275)              (61,222)
                                     ----------            ----------
  Net investment income (loss)           (8,732)              (51,090)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 108,117               222,493
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           529,759                69,611
                                     ----------            ----------
  Net gain (loss) on
   investments                          637,876               292,104
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $629,144              $241,014
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 JENNISON 20/20                                                      PRUDENTIAL
                                      FOCUS              JENNISON             PRUDENTIAL        SERIES INTERNATIONAL
                                    PORTFOLIO            PORTFOLIO          VALUE PORTFOLIO            GROWTH
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (D)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $300                 $ --                 $4,603                  $892
                                    ---------            ---------            -----------             ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges           (4,620)              (5,395)                (9,310)               (4,665)
                                    ---------            ---------            -----------             ---------
  Net investment income
   (loss)                              (4,320)              (5,395)                (4,707)               (3,773)
                                    ---------            ---------            -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                32,123               71,460                128,669                48,066
 Net realized gain on
  distributions                        23,696                   --                 52,208                34,595
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (30,543)             (36,555)              (163,102)              (39,426)
                                    ---------            ---------            -----------             ---------
  Net gain (loss) on
   investments                         25,276               34,905                 17,775                43,235
                                    ---------            ---------            -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $20,956              $29,510                $13,068               $39,462
                                    =========            =========            ===========             =========

                                                            WELLS FARGO
                                    WELLS FARGO            ADVANTAGE VT             WELLS FARGO
                                 ADVANTAGE VT ASSET        TOTAL RETURN         ADVANTAGE VT EQUITY
                                  ALLOCATION FUND            BOND FUND              INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $740,941               $909,740                 $228,190
                                    ------------            -----------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (593,142)              (347,162)                (268,079)
                                    ------------            -----------            -------------
  Net investment income
   (loss)                                147,799                562,578                  (39,889)
                                    ------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,926,245                (88,492)                 915,071
 Net realized gain on
  distributions                          551,235                     --                  998,217
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (671,023)               362,727               (1,651,741)
                                    ------------            -----------            -------------
  Net gain (loss) on
   investments                         1,806,457                274,235                  261,547
                                    ------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,954,256               $836,813                 $221,658
                                    ============            ===========            =============

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       WELLS FARGO               WELLS FARGO
                                    ADVANTAGE VT C&B         ADVANTAGE VT LARGE
                                  LARGE CAP VALUE FUND        COMPANY CORE FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $43,056                     $ --
                                       -----------                ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges               (71,152)                 (18,074)
                                       -----------                ---------
  Net investment income (loss)             (28,096)                 (18,074)
                                       -----------                ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    101,169                   37,944
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (174,374)                 (16,440)
                                       -----------                ---------
  Net gain (loss) on
   investments                             (73,205)                  21,504
                                       -----------                ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(101,301)                  $3,430
                                       ===========                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO           WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT         ADVANTAGE VT LARGE      ADVANTAGE VT           ADVANTAGE VT
                               INTERNATIONAL CORE FUND  COMPANY GROWTH FUND    MONEY MARKET FUND    SMALL CAP GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $1,404                    $ --             $160,454                   $ --
                                    ------------            ------------          -----------           ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (184,703)               (334,405)             (61,042)               (84,473)
                                    ------------            ------------          -----------           ------------
  Net investment income
   (loss)                               (183,299)               (334,405)              99,412                (84,473)
                                    ------------            ------------          -----------           ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  498,401               1,230,636                   --                498,491
 Net realized gain on
  distributions                          770,252                      --                   --                748,971
 Net unrealized appreciation
  (depreciation) of
  investments during the year             36,124                 277,893                   (7)              (578,264)
                                    ------------            ------------          -----------           ------------
  Net gain (loss) on
   investments                         1,304,777               1,508,529                   (7)               669,198
                                    ------------            ------------          -----------           ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,121,478              $1,174,124              $99,405               $584,725
                                    ============            ============          ===========           ============

                                                    WELLS FARGO
                                  WELLS FARGO       ADVANTAGE VT       WELLS FARGO
                                 ADVANTAGE VT      SMALL/MID CAP      ADVANTAGE VT
                                DISCOVERY FUND       VALUE FUND     OPPORTUNITY FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --              $202             $2,018
                                   ---------          --------          ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges          (8,594)          (15,191)            (4,758)
                                   ---------          --------          ---------
  Net investment income
   (loss)                             (8,594)          (14,989)            (2,740)
                                   ---------          --------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               10,675           (24,470)              (362)
 Net realized gain on
  distributions                           --           169,718             47,284
 Net unrealized appreciation
  (depreciation) of
  investments during the year         87,256          (166,382)           (30,433)
                                   ---------          --------          ---------
  Net gain (loss) on
   investments                        97,931           (21,134)            16,489
                                   ---------          --------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $89,337          $(36,123)           $13,749
                                   =========          ========          =========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     EVERGREEN VA            EVERGREEN VA
                                    BALANCED FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $44,453                $(40,087)
 Net realized gain (loss) on
  security transactions                   115,419                 195,014
 Net realized gain on
  distributions                                --                 434,278
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (77,761)               (368,649)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               82,111                 220,556
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                139,871                 373,307
 Net transfers                            325,070                 (80,177)
 Surrenders for benefit
  payments and fees                      (341,589)               (970,593)
 Net annuity transactions                      --                    (154)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       123,352                (677,617)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              205,463                (457,061)
NET ASSETS:
 Beginning of year                      1,790,227               2,569,432
                                     ------------            ------------
 End of year                           $1,995,690              $2,112,371
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               EVERGREEN VA                                EVERGREEN VA         EVERGREEN VA
                               INTERNATIONAL         EVERGREEN VA            SPECIAL             FUNDAMENTAL
                                EQUITY FUND           OMEGA FUND           VALUES FUND         LARGE CAP FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $56,918              $(26,885)             $(31,503)            $(17,224)
 Net realized gain (loss) on
  security transactions             383,294               164,619                (9,163)             196,861
 Net realized gain on
  distributions                     758,474                    --               907,750              212,037
 Net unrealized appreciation
  (depreciation) of
  investments during the year        74,135                77,233            (1,499,540)            (218,112)
                               ------------           -----------          ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      1,272,821               214,967              (632,456)             173,562
                               ------------           -----------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                          138,640                 1,580                73,934              171,922
 Net transfers                     (917,237)              (90,267)             (150,784)             (55,330)
 Surrenders for benefit
  payments and fees              (1,048,215)             (344,121)             (957,759)            (704,802)
 Net annuity transactions                --                    --                    --                   --
                               ------------           -----------          ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (1,826,812)             (432,808)           (1,034,609)            (588,210)
                               ------------           -----------          ------------          -----------
 Net increase (decrease) in
  net assets                       (553,991)             (217,841)           (1,667,065)            (414,648)
NET ASSETS:
 Beginning of year               10,717,354             2,203,416             7,803,101            3,062,232
                               ------------           -----------          ------------          -----------
 End of year                    $10,163,363            $1,985,575            $6,136,036           $2,647,584
                               ============           ===========          ============          ===========

                                   HARTFORD                  HARTFORD                  HARTFORD
                                   ADVISERS             TOTAL RETURN BOND        CAPITAL APPRECIATION
                                   HLS FUND                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $26,107,382               $55,527,317              $(84,003,321)
 Net realized gain (loss) on
  security transactions              48,289,913                (1,824,348)              159,180,430
 Net realized gain on
  distributions                     408,808,503                        --             1,022,270,032
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (266,450,014)               (8,079,600)             (188,238,140)
                               ----------------          ----------------          ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        216,755,784                45,623,369               909,209,001
                               ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
 Purchases                           27,809,973                15,403,598                25,026,005
 Net transfers                     (154,625,520)              166,012,162              (238,945,376)
 Surrenders for benefit
  payments and fees                (713,863,200)             (236,294,521)             (950,917,692)
 Net annuity transactions            (1,646,834)                   76,680                (1,572,426)
                               ----------------          ----------------          ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (842,325,581)              (54,802,081)           (1,166,409,489)
                               ----------------          ----------------          ----------------
 Net increase (decrease) in
  net assets                       (625,569,797)               (9,178,712)             (257,200,488)
NET ASSETS:
 Beginning of year                4,345,526,359             1,545,361,420             6,504,294,808
                               ----------------          ----------------          ----------------
 End of year                     $3,719,956,562            $1,536,182,708            $6,247,094,320
                               ================          ================          ================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                         HARTFORD                  FUNDAMENTAL
                                    DIVIDEND AND GROWTH               GROWTH
                                         HLS FUND                    HLS FUND
                                        SUB-ACCOUNT              SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $3,906,841                 $(896,453)
 Net realized gain (loss) on
  security transactions                     73,939,206                 1,014,181
 Net realized gain on
  distributions                            297,703,715                 5,199,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (112,947,021)                1,785,019
                                     -----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               262,602,741                 7,102,112
                                     -----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  37,619,269                   698,562
 Net transfers                              (6,462,195)                4,048,085
 Surrenders for benefit
  payments and fees                       (576,108,078)               (8,182,181)
 Net annuity transactions                     (685,092)                  (11,395)
                                     -----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (545,636,096)               (3,446,929)
                                     -----------------            --------------
 Net increase (decrease) in
  net assets                              (283,033,355)                3,655,183
NET ASSETS:
 Beginning of year                       4,059,453,600                60,224,144
                                     -----------------            --------------
 End of year                            $3,776,420,245               $63,879,327
                                     =================            ==============

(a)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                  HARTFORD                   HARTFORD                   GLOBAL              HARTFORD
                               GLOBAL ADVISERS        GLOBAL COMMUNICATIONS       FINANCIAL SERVICES      GLOBAL HEALTH
                                  HLS FUND                   HLS FUND                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,392,196)                $(143,838)                $(334,074)          $(2,715,426)
 Net realized gain (loss) on
  security transactions              3,515,048                 1,045,223                   705,646             5,386,779
 Net realized gain on
  distributions                     17,819,916                 3,326,842                 4,759,646            25,368,697
 Net unrealized appreciation
  (depreciation) of
  investments during the year       13,350,985                  (851,394)               (7,006,665)          (19,045,733)
                               ---------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        33,293,753                 3,376,833                (1,875,447)            8,994,317
                               ---------------            --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           1,985,398                    11,051                    32,552               304,300
 Net transfers                       6,871,170                (1,985,013)               (1,446,292)          (13,111,615)
 Surrenders for benefit
  payments and fees                (41,740,272)               (2,421,323)               (3,299,752)          (27,937,614)
 Net annuity transactions              125,742                    (5,678)                   (1,882)              (23,372)
                               ---------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (32,757,962)               (4,400,963)               (4,715,374)          (40,768,301)
                               ---------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                           535,791                (1,024,130)               (6,590,821)          (31,773,984)
NET ASSETS:
 Beginning of year                 244,182,349                18,379,355                24,707,141           204,838,230
                               ---------------            --------------            --------------       ---------------
 End of year                      $244,718,140               $17,355,225               $18,116,320          $173,064,246
                               ===============            ==============            ==============       ===============


                                       HARTFORD                   HARTFORD                  HARTFORD
                                     GLOBAL GROWTH           GLOBAL TECHNOLOGY         DISCIPLINED EQUITY
                                       HLS FUND                   HLS FUND                  HLS FUND
                                    SUB-ACCOUNT (B)             SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(8,694,712)                $(825,096)               $(4,591,646)
 Net realized gain (loss) on
  security transactions                  16,768,237                    81,446                 16,141,726
 Net realized gain on
  distributions                          67,264,133                        --                  2,232,583
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52,035,927                 7,266,295                 31,021,398
                                    ---------------            --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            127,373,585                 6,522,645                 44,804,061
                                    ---------------            --------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                6,517,222                    92,023                  8,205,670
 Net transfers                          (20,971,499)               (6,069,229)                (8,493,405)
 Surrenders for benefit
  payments and fees                     (86,362,320)               (9,247,320)               (90,022,885)
 Net annuity transactions                  (102,544)                   (7,699)                  (146,959)
                                    ---------------            --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (100,919,141)              (15,232,225)               (90,457,579)
                                    ---------------            --------------            ---------------
 Net increase (decrease) in
  net assets                             26,454,444                (8,709,580)               (45,653,518)
NET ASSETS:
 Beginning of year                      607,916,859                58,239,700                702,405,952
                                    ---------------            --------------            ---------------
 End of year                           $634,371,303               $49,530,120               $656,752,434
                                    ===============            ==============            ===============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD
                                    GROWTH             GROWTH OPPORTUNITIES
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(5,217,989)              $(5,742,460)
 Net realized gain (loss) on
  security transactions              5,306,207                 2,321,885
 Net realized gain on
  distributions                     23,535,349                71,431,155
 Net unrealized appreciation
  (depreciation) of
  investments during the year       23,105,277                23,716,815
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        46,728,844                91,727,395
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           4,126,158                 8,102,954
 Net transfers                     (14,143,420)               58,542,281
 Surrenders for benefit
  payments and fees                (49,038,431)              (48,821,123)
 Net annuity transactions               49,779                   (31,348)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (59,005,914)               17,792,764
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (12,277,070)              109,520,159
NET ASSETS:
 Beginning of year                 351,367,436               343,335,617
                                --------------            --------------
 End of year                      $339,090,366              $452,855,776
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD                  HARTFORD
                                  HARTFORD             HARTFORD                INTERNATIONAL             INTERNATIONAL
                                 HIGH YIELD              INDEX                     GROWTH                SMALL COMPANY
                                  HLS FUND             HLS FUND                   HLS FUND                  HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT (C)             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $21,308,439              $412,493               $(5,314,098)                $(221,230)
 Net realized gain (loss) on
  security transactions             1,165,782            26,490,414                 6,704,505                 3,368,219
 Net realized gain on
  distributions                            --            30,283,531               101,803,197                34,048,850
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (17,672,025)          (33,243,535)                8,758,610               (19,968,257)
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,802,196            23,942,903               111,952,214                17,227,582
                               --------------       ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          3,836,265             4,046,093                11,592,747                 3,997,804
 Net transfers                     (2,071,186)          (32,736,387)               23,488,136               (16,380,773)
 Surrenders for benefit
  payments and fees               (65,561,652)         (106,806,421)              (76,147,227)              (31,004,022)
 Net annuity transactions             (48,909)             (261,607)                 (131,005)                  (57,140)
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (63,845,482)         (135,758,322)              (41,197,349)              (43,444,131)
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                      (59,043,286)         (111,815,419)               70,754,865               (26,216,549)
NET ASSETS:
 Beginning of year                407,851,727           639,188,892               529,060,987               232,162,456
                               --------------       ---------------            --------------            --------------
 End of year                     $348,808,441          $527,373,473              $599,815,852              $205,945,907
                               ==============       ===============            ==============            ==============

                                   HARTFORD
                                INTERNATIONAL            HARTFORD              HARTFORD
                                OPPORTUNITIES             MIDCAP             MIDCAP VALUE
                                   HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(4,203,358)          $(6,802,406)          $(7,815,809)
 Net realized gain (loss) on
  security transactions              17,623,085            30,026,997            18,178,610
 Net realized gain on
  distributions                     189,130,380           108,673,243           111,106,393
 Net unrealized appreciation
  (depreciation) of
  investments during the year        21,046,715           (26,606,139)         (106,507,626)
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        223,596,822           105,291,695            14,961,568
                               ----------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           10,780,272             1,251,413             1,278,840
 Net transfers                      (16,985,374)          (43,476,684)          (44,755,555)
 Surrenders for benefit
  payments and fees                (133,600,352)         (146,586,253)         (102,661,936)
 Net annuity transactions                54,475              (175,932)               (1,851)
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (139,750,979)         (188,987,456)         (146,140,502)
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                         83,845,843           (83,695,761)         (131,178,934)
NET ASSETS:
 Beginning of year                  950,943,056           791,730,718           732,819,344
                               ----------------       ---------------       ---------------
 End of year                     $1,034,788,899          $708,034,957          $601,640,410
                               ================       ===============       ===============

(c) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD                   HARTFORD
                                 MONEY MARKET           MORTGAGE SECURITIES
                                   HLS FUND                   HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $16,951,962                $7,897,136
 Net realized gain (loss) on
  security transactions                      --                (2,011,495)
 Net realized gain on
  distributions                              --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                (1,885,393)
                                ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         16,951,962                 4,000,248
                                ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                            9,704,471                 1,750,592
 Net transfers                      559,408,276               (10,700,873)
 Surrenders for benefit
  payments and fees                (466,523,418)              (39,946,504)
 Net annuity transactions               (58,112)                 (135,538)
                                ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 102,531,217               (49,032,323)
                                ---------------            --------------
 Net increase (decrease) in
  net assets                        119,483,179               (45,032,075)
NET ASSETS:
 Beginning of year                  467,231,049               254,261,474
                                ---------------            --------------
 End of year                       $586,714,228              $209,229,399
                                ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                           HARTFORD
                               HARTFORD                   HARTFORD              HARTFORD               U.S. GOVERNMENT
                             SMALL COMPANY            SMALLCAP GROWTH            STOCK                    SECURITIES
                               HLS FUND                   HLS FUND              HLS FUND                   HLS FUND
                              SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(6,802,537)              $(4,922,921)          $(12,143,761)               $9,164,375
 Net realized gain (loss)
  on security transactions       12,231,404                 7,061,641             79,233,885                   (65,130)
 Net realized gain on
  distributions                  74,750,818                23,534,472            335,403,820                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          (15,349,624)              (35,188,073)          (278,505,341)                1,973,683
                            ---------------            --------------       ----------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                64,830,061                (9,514,881)           123,988,603                11,072,928
                            ---------------            --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                        3,585,260                 5,009,377             19,432,189                 4,917,495
 Net transfers                  (22,676,522)              (23,710,899)          (143,604,756)               66,075,661
 Surrenders for benefit
  payments and fees             (91,035,918)              (37,520,801)          (416,234,484)              (59,921,341)
 Net annuity transactions          (126,098)                  (31,225)            (1,593,011)                   (1,384)
                            ---------------            --------------       ----------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (110,253,278)              (56,253,548)          (542,000,062)               11,070,431
                            ---------------            --------------       ----------------            --------------
 Net increase (decrease)
  in net assets                 (45,423,217)              (65,768,429)          (418,011,459)               22,143,359
NET ASSETS:
 Beginning of year              545,380,296               361,737,997          2,675,464,895               419,549,778
                            ---------------            --------------       ----------------            --------------
 End of year                   $499,957,079              $295,969,568         $2,257,453,436              $441,693,137
                            ===============            ==============       ================            ==============


                               HARTFORD                  HARTFORD             HARTFORD
                                VALUE              VALUE OPPORTUNITIES     EQUITY INCOME
                               HLS FUND                  HLS FUND             HLS FUND
                             SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                       $(1,171,567)              $(1,631,423)          $1,776,647
 Net realized gain (loss)
  on security transactions       5,379,612                 4,294,456            7,849,391
 Net realized gain on
  distributions                 23,910,336                38,019,892           13,689,064
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          (9,727,341)              (58,454,464)          (3,720,979)
                            --------------            --------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations               18,391,040               (17,771,539)          19,594,123
                            --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                       3,134,294                 5,735,184            4,670,574
 Net transfers                  (7,789,485)              (22,302,020)          (4,009,235)
 Surrenders for benefit
  payments and fees            (39,344,024)              (42,395,828)         (48,901,180)
 Net annuity transactions           58,329                   191,045              195,585
                            --------------            --------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (43,940,886)              (58,771,619)         (48,044,256)
                            --------------            --------------       --------------
 Net increase (decrease)
  in net assets                (25,549,846)              (76,543,158)         (28,450,133)
NET ASSETS:
 Beginning of year             265,373,994               310,744,527          332,147,720
                            --------------            --------------       --------------
 End of year                  $239,824,148              $234,201,369         $303,697,587
                            ==============            ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK               BLACKROCK
                                    GLOBAL GROWTH             LARGE CAP
                                      V.I. FUND           GROWTH V. I. FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,732)               $(51,090)
 Net realized gain (loss) on
  security transactions                   108,117                 222,493
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             529,759                  69,611
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              629,144                 241,014
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 62,167                  17,962
 Net transfers                            501,612                 158,100
 Surrenders for benefit
  payments and fees                      (628,648)               (672,219)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (64,869)               (496,157)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              564,275                (255,143)
NET ASSETS:
 Beginning of year                      1,906,233               3,787,102
                                     ------------            ------------
 End of year                           $2,470,508              $3,531,959
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               JENNISON 20/20                                                         PRUDENTIAL
                                   FOCUS                JENNISON              PRUDENTIAL         SERIES INTERNATIONAL
                                 PORTFOLIO              PORTFOLIO           VALUE PORTFOLIO             GROWTH
                                SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (D)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(4,320)               $(5,395)               $(4,707)               $(3,773)
 Net realized gain (loss)
  on security transactions           32,123                 71,460                128,669                 48,066
 Net realized gain on
  distributions                      23,696                     --                 52,208                 34,595
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (30,543)               (36,555)              (163,102)               (39,426)
                                 ----------            -----------            -----------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    20,956                 29,510                 13,068                 39,462
                                 ----------            -----------            -----------             ----------
UNIT TRANSACTIONS:
 Purchases                           13,900                     --                     --                  4,400
 Net transfers                      (10,653)                 1,782                (57,555)                (6,681)
 Surrenders for benefit
  payments and fees                 (47,536)              (152,034)              (331,876)               (95,099)
 Net annuity transactions                --                     --                     --                     --
                                 ----------            -----------            -----------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (44,289)              (150,252)              (389,431)               (97,380)
                                 ----------            -----------            -----------             ----------
 Net increase (decrease)
  in net assets                     (23,333)              (120,742)              (376,363)               (57,918)
NET ASSETS:
 Beginning of year                  278,709                393,000                633,688                271,506
                                 ----------            -----------            -----------             ----------
 End of year                       $255,376               $272,258               $257,325               $213,588
                                 ==========            ===========            ===========             ==========

                                                           WELLS FARGO
                                  WELLS FARGO             ADVANTAGE VT              WELLS FARGO
                              ADVANTAGE VT ASSET          TOTAL RETURN          ADVANTAGE VT EQUITY
                                ALLOCATION FUND             BOND FUND               INCOME FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $147,799                 $562,578                 $(39,889)
 Net realized gain (loss)
  on security transactions           1,926,245                  (88,492)                 915,071
 Net realized gain on
  distributions                        551,235                       --                  998,217
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (671,023)                 362,727               (1,651,741)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,954,256                  836,813                  221,658
                                 -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             108,904                  119,701                   70,883
 Net transfers                      (4,123,381)               1,112,445                 (690,382)
 Surrenders for benefit
  payments and fees                 (5,698,453)              (3,255,874)              (2,513,962)
 Net annuity transactions              (19,225)                      --                   14,226
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (9,732,155)              (2,023,728)              (3,119,235)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets                     (7,777,899)              (1,186,915)              (2,897,577)
NET ASSETS:
 Beginning of year                  36,433,058               20,007,332               16,510,644
                                 -------------            -------------            -------------
 End of year                       $28,655,159              $18,820,417              $13,613,067
                                 =============            =============            =============

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      WELLS FARGO               WELLS FARGO
                                    ADVANTAGE VT C&B         ADVANTAGE VT LARGE
                                  LARGE CAP VALUE FUND       COMPANY CORE FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(28,096)                 $(18,074)
 Net realized gain (loss) on
  security transactions                    101,169                    37,944
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (174,374)                  (16,440)
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (101,301)                    3,430
                                      ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                  53,467                    19,699
 Net transfers                             194,068                   (67,648)
 Surrenders for benefit
  payments and fees                       (768,623)                 (105,698)
 Net annuity transactions                       --                      (970)
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (521,088)                 (154,617)
                                      ------------              ------------
 Net increase (decrease) in
  net assets                              (622,389)                 (151,187)
NET ASSETS:
 Beginning of year                       4,233,275                 1,105,338
                                      ------------              ------------
 End of year                            $3,610,886                  $954,151
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       WELLS FARGO                 WELLS FARGO               WELLS FARGO
                                      ADVANTAGE VT             ADVANTAGE VT LARGE           ADVANTAGE VT
                                 INTERNATIONAL CORE FUND       COMPANY GROWTH FUND        MONEY MARKET FUND
                                       SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(183,299)                  $(334,405)                  $99,412
 Net realized gain (loss) on
  security transactions                     498,401                   1,230,636                        --
 Net realized gain on
  distributions                             770,252                          --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                36,124                     277,893                        (7)
                                      -------------               -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,121,478                   1,174,124                    99,405
                                      -------------               -------------             -------------
UNIT TRANSACTIONS:
 Purchases                                   72,364                     114,096                       288
 Net transfers                             (532,160)                   (480,746)                  195,749
 Surrenders for benefit
  payments and fees                      (1,232,996)                 (3,597,844)               (1,945,668)
 Net annuity transactions                        --                      (9,563)                       --
                                      -------------               -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,692,792)                 (3,974,057)               (1,749,631)
                                      -------------               -------------             -------------
 Net increase (decrease) in
  net assets                               (571,314)                 (2,799,933)               (1,650,226)
NET ASSETS:
 Beginning of year                       10,709,630                  20,175,693                 4,797,419
                                      -------------               -------------             -------------
 End of year                            $10,138,316                 $17,375,760                $3,147,193
                                      =============               =============             =============

                                                                                       WELLS FARGO
                                       WELLS FARGO              WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                      ADVANTAGE VT              ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                  SMALL CAP GROWTH FUND        DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(84,473)                $(8,594)              $(14,989)              $(2,740)
 Net realized gain (loss) on
  security transactions                     498,491                  10,675                (24,470)                 (362)
 Net realized gain on
  distributions                             748,971                      --                169,718                47,284
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (578,264)                 87,256               (166,382)              (30,433)
                                      -------------              ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                584,725                  89,337                (36,123)               13,749
                                      -------------              ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   18,372                   9,500                 33,575                26,900
 Net transfers                             (397,355)                224,645                258,317                35,039
 Surrenders for benefit
  payments and fees                      (1,148,963)                (79,015)              (150,069)              (21,151)
 Net annuity transactions                        --                      --                     --                    --
                                      -------------              ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,527,946)                155,130                141,823                40,788
                                      -------------              ----------            -----------            ----------
 Net increase (decrease) in
  net assets                               (943,221)                244,467                105,700                54,537
NET ASSETS:
 Beginning of year                        5,257,651                 360,128                741,847               280,009
                                      -------------              ----------            -----------            ----------
 End of year                             $4,314,430                $604,595               $847,547              $334,546
                                      =============              ==========            ===========            ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     EVERGREEN VA            EVERGREEN VA
                                    BALANCED FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11,450                $(43,695)
 Net realized gain (loss) on
  security transactions                    54,624                  24,466
 Net realized gain on
  distributions                                --                 117,958
 Net unrealized appreciation
  (depreciation) of
  investments during the year              71,582                 115,628
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              137,656                 214,357
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 15,944                  10,095
 Net transfers                           (205,317)                 26,838
 Surrenders for benefit
  payments and fees                      (140,589)               (147,912)
 Net annuity transactions                      --                    (152)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (329,962)               (111,131)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (192,306)                103,226
NET ASSETS:
 Beginning of year                      1,982,533               2,466,206
                                     ------------            ------------
 End of year                           $1,790,227              $2,569,432
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                EVERGREEN VA                                     EVERGREEN VA            EVERGREEN VA
                               INTERNATIONAL             EVERGREEN VA              SPECIAL               FUNDAMENTAL
                                EQUITY FUND               OMEGA FUND             VALUES FUND            LARGE CAP FUND
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $194,427                $(41,033)               $(75,736)               $(13,485)
 Net realized gain (loss) on
  security transactions               131,269                  94,833                  46,724                  70,146
 Net realized gain on
  distributions                       504,709                      --                 868,359                  48,333
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,026,831                  34,752                 460,378                 197,079
                               --------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,857,236                  88,552               1,299,725                 302,073
                               --------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            275,368                  18,813                 229,066                  41,745
 Net transfers                        529,563                   2,398                 353,901                 145,785
 Surrenders for benefit
  payments and fees                  (737,265)               (506,867)               (766,171)               (380,317)
 Net annuity transactions                  --                      --                      --                      --
                               --------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    67,666                (485,656)               (183,204)               (192,787)
                               --------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                        1,924,902                (397,104)              1,116,521                 109,286
NET ASSETS:
 Beginning of year                  8,792,452               2,600,520               6,686,580               2,952,946
                               --------------            ------------            ------------            ------------
 End of year                      $10,717,354              $2,203,416              $7,803,101              $3,062,232
                               ==============            ============            ============            ============

                                   HARTFORD                     HARTFORD                     HARTFORD
                                   ADVISERS                 TOTAL RETURN BOND          CAPITAL APPRECIATION
                                   HLS FUND                     HLS FUND                     HLS FUND
                                  SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $35,912,131                  $49,457,759                 $(11,944,722)
 Net realized gain (loss) on
  security transactions               20,090,512                     (352,947)                  94,162,220
 Net realized gain on
  distributions                      311,144,990                      223,796                  806,873,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year         19,784,209                   (1,582,986)                  17,467,498
                               -----------------            -----------------            -----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         386,931,842                   47,745,622                  906,558,240
                               -----------------            -----------------            -----------------
UNIT TRANSACTIONS:
 Purchases                            30,542,675                   19,388,034                   13,119,344
 Net transfers                      (188,485,200)                  67,333,908                 (204,329,006)
 Surrenders for benefit
  payments and fees                 (812,587,107)                (232,385,322)                (931,791,157)
 Net annuity transactions             (1,263,359)                      95,186                     (864,220)
                               -----------------            -----------------            -----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (971,792,991)                (145,568,194)              (1,123,865,039)
                               -----------------            -----------------            -----------------
 Net increase (decrease) in
  net assets                        (584,861,149)                 (97,822,572)                (217,306,799)
NET ASSETS:
 Beginning of year                 4,930,387,508                1,643,183,992                6,721,601,607
                               -----------------            -----------------            -----------------
 End of year                      $4,345,526,359               $1,545,361,420               $6,504,294,808
                               =================            =================            =================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                         HARTFORD              HARTFORD
                                   DIVIDEND AND GROWTH          FOCUS
                                         HLS FUND              HLS FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $8,540,976            $(557,011)
 Net realized gain (loss) on
  security transactions                    57,162,736            1,117,185
 Net realized gain on
  distributions                           286,873,628            4,834,731
 Net unrealized appreciation
  (depreciation) of
  investments during the year             317,108,266             (937,073)
                                     ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              669,685,606            4,457,832
                                     ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 43,372,157            1,163,337
 Net transfers                             16,638,371           (7,607,645)
 Surrenders for benefit
  payments and fees                      (573,238,988)          (9,124,961)
 Net annuity transactions                     165,195               21,458
                                     ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (513,063,265)         (15,547,811)
                                     ----------------       --------------
 Net increase (decrease) in
  net assets                              156,622,341          (11,089,979)
NET ASSETS:
 Beginning of year                      3,902,831,259           71,314,123
                                     ----------------       --------------
 End of year                           $4,059,453,600          $60,224,144
                                     ================       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           HARTFORD
                                       HARTFORD                  HARTFORD                   GLOBAL              HARTFORD
                                   GLOBAL ADVISERS         GLOBAL COMMUNICATIONS      FINANCIAL SERVICES     GLOBAL HEALTH
                                       HLS FUND                  HLS FUND                  HLS FUND             HLS FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,435,489                   $24,543                  $(22,225)         $(3,034,826)
 Net realized gain (loss) on
  security transactions                  4,890,160                   962,495                 1,213,548            5,444,252
 Net realized gain on
  distributions                          8,845,211                 3,065,393                 1,001,344           29,975,207
 Net unrealized appreciation
  (depreciation) of
  investments during the year              855,946                  (987,853)                2,088,747          (13,550,102)
                                    --------------             -------------             -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,026,806                 3,064,578                 4,281,414           18,834,531
                                    --------------             -------------             -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               2,303,597                    16,374                    25,301              360,224
 Net transfers                          (6,327,320)               (2,322,617)               (1,658,700)         (11,188,485)
 Surrenders for benefit
  payments and fees                    (43,004,847)               (2,019,200)               (3,635,272)         (27,041,070)
 Net annuity transactions                  (38,858)                   19,100                    15,209                  131
                                    --------------             -------------             -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (47,067,428)               (4,306,343)               (5,253,462)         (37,869,200)
                                    --------------             -------------             -------------       --------------
 Net increase (decrease) in
  net assets                           (29,040,622)               (1,241,765)                 (972,048)         (19,034,669)
NET ASSETS:
 Beginning of year                     273,222,971                19,621,120                25,679,189          223,872,899
                                    --------------             -------------             -------------       --------------
 End of year                          $244,182,349               $18,379,355               $24,707,141         $204,838,230
                                    ==============             =============             =============       ==============

                                  HARTFORD
                                   GLOBAL                   HARTFORD                  HARTFORD
                                  LEADERS              GLOBAL TECHNOLOGY         DISCIPLINED EQUITY
                                  HLS FUND                  HLS FUND                  HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(5,002,626)                $(926,477)              $(4,114,078)
 Net realized gain (loss) on
  security transactions             9,218,576                (1,515,158)                3,643,831
 Net realized gain on
  distributions                    32,669,323                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      34,394,464                 7,397,290                70,567,002
                               --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       71,279,737                 4,955,655                70,096,755
                               --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          8,575,415                    73,027                10,349,965
 Net transfers                    (13,846,101)               (5,319,801)                  342,194
 Surrenders for benefit
  payments and fees               (77,271,411)               (7,951,018)              (77,935,303)
 Net annuity transactions              42,422                    12,106                   (63,342)
                               --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (82,499,675)              (13,185,686)              (67,306,486)
                               --------------            --------------            --------------
 Net increase (decrease) in
  net assets                      (11,219,938)               (8,230,031)                2,790,269
NET ASSETS:
 Beginning of year                619,136,797                66,469,731               699,615,683
                               --------------            --------------            --------------
 End of year                     $607,916,859               $58,239,700              $702,405,952
                               ==============            ==============            ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD
                                    GROWTH             GROWTH OPPORTUNITIES
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(5,530,066)              $(3,199,634)
 Net realized gain (loss) on
  security transactions              2,339,068                  (770,862)
 Net realized gain on
  distributions                     21,782,569                34,275,692
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (8,567,244)                 (321,121)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        10,024,327                29,984,075
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           7,774,359                15,276,327
 Net transfers                      (1,114,738)               22,727,915
 Surrenders for benefit
  payments and fees                (47,034,773)              (41,640,409)
 Net annuity transactions              118,200                   123,779
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (40,256,952)               (3,512,388)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (30,232,625)               26,471,687
NET ASSETS:
 Beginning of year                 381,600,061               316,863,930
                                --------------            --------------
 End of year                      $351,367,436              $343,335,617
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD                  HARTFORD
                                  HARTFORD             HARTFORD                INTERNATIONAL             INTERNATIONAL
                                 HIGH YIELD              INDEX              CAPITAL APPRECIATION         SMALL COMPANY
                                  HLS FUND             HLS FUND                   HLS FUND                  HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $52,404,163            $1,021,698               $(4,089,690)                 $495,223
 Net realized gain (loss) on
  security transactions             3,098,953            16,366,721                 1,953,025                   298,698
 Net realized gain on
  distributions                            --            70,142,093                39,274,826                24,702,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (19,358,383)           (4,139,275)               55,852,158                21,605,547
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       36,144,733            83,391,237                92,990,319                47,102,139
                               --------------       ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          4,424,568             5,557,827                15,768,130                 5,503,141
 Net transfers                     13,636,924           (32,557,867)               67,476,089                35,559,339
 Surrenders for benefit
  payments and fees               (61,466,385)         (113,718,820)              (56,451,287)              (25,622,077)
 Net annuity transactions             (10,451)              224,056                   277,610                   171,774
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (43,415,344)         (140,494,804)               27,070,542                15,612,177
                               --------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                       (7,270,611)          (57,103,567)              120,060,861                62,714,316
NET ASSETS:
 Beginning of year                415,122,338           696,292,459               409,000,126               169,448,140
                               --------------       ---------------            --------------            --------------
 End of year                     $407,851,727          $639,188,892              $529,060,987              $232,162,456
                               ==============       ===============            ==============            ==============

                                  HARTFORD
                                INTERNATIONAL           HARTFORD              HARTFORD
                                OPPORTUNITIES            MIDCAP             MIDCAP VALUE
                                  HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $6,733,978           $(2,448,737)          $(5,641,229)
 Net realized gain (loss) on
  security transactions             11,421,276            15,372,374            24,181,306
 Net realized gain on
  distributions                     70,541,742           122,347,826            95,267,577
 Net unrealized appreciation
  (depreciation) of
  investments during the year       91,827,068           (54,481,623)           (3,572,113)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       180,524,064            80,789,840           110,235,541
                               ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                          12,572,818             1,759,355             1,229,903
 Net transfers                      40,512,506           (31,492,463)          (36,066,223)
 Surrenders for benefit
  payments and fees               (118,328,538)         (132,896,329)          (97,821,569)
 Net annuity transactions              (74,738)             (268,157)                9,056
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (65,317,952)         (162,897,594)         (132,648,833)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                       115,206,112           (82,107,754)          (22,413,292)
NET ASSETS:
 Beginning of year                 835,736,944           873,838,472           755,232,636
                               ---------------       ---------------       ---------------
 End of year                      $950,943,056          $791,730,718          $732,819,344
                               ===============       ===============       ===============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     HARTFORD                   HARTFORD
                                   MONEY MARKET           MORTGAGE SECURITIES
                                     HLS FUND                   HLS FUND
                                    SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $13,790,070               $22,814,973
 Net realized gain (loss) on
  security transactions                        --                (1,074,717)
 Net realized gain on
  distributions                                --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              --               (13,982,366)
                                  ---------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                           13,790,070                 7,757,890
                                  ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                             12,351,835                 2,632,156
 Net transfers                        384,795,960                (9,653,076)
 Surrenders for benefit payments
  and fees                           (351,476,941)              (46,856,399)
 Net annuity transactions                (116,535)                  (78,638)
                                  ---------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         45,554,319               (53,955,957)
                                  ---------------            --------------
 Net increase (decrease) in net
  assets                               59,344,389               (46,198,067)
NET ASSETS:
 Beginning of year                    407,886,660               300,459,541
                                  ---------------            --------------
 End of year                         $467,231,049              $254,261,474
                                  ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                  HARTFORD
                                       HARTFORD                  HARTFORD              HARTFORD               U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH            STOCK                    SECURITIES
                                       HLS FUND                  HLS FUND              HLS FUND                   HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,848,628)              $(5,488,423)           $(4,350,978)               $7,868,093
 Net realized gain (loss) on
  security transactions                 37,134,552                   683,697             51,227,285                  (874,791)
 Net realized gain on
  distributions                         83,015,739                23,834,084            149,423,163                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (44,616,757)               (4,837,466)           132,188,617                 2,466,820
                                    --------------            --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            68,684,906                14,191,892            328,488,087                 9,460,122
                                    --------------            --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                               2,632,232                 9,676,472             25,387,241                 6,514,292
 Net transfers                          15,350,388               (44,803,595)          (117,510,744)                5,888,475
 Surrenders for benefit
  payments and fees                    (85,786,970)              (39,040,029)          (433,556,819)              (62,722,128)
 Net annuity transactions                  (65,040)                   83,476               (925,332)                  (35,491)
                                    --------------            --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (67,869,390)              (74,083,676)          (526,605,654)              (50,354,852)
                                    --------------            --------------       ----------------            --------------
 Net increase (decrease) in
  net assets                               815,516               (59,891,784)          (198,117,567)              (40,894,730)
NET ASSETS:
 Beginning of year                     544,564,780               421,629,781          2,873,582,462               460,444,508
                                    --------------            --------------       ----------------            --------------
 End of year                          $545,380,296              $361,737,997         $2,675,464,895              $419,549,778
                                    ==============            ==============       ================            ==============


                                  HARTFORD                  HARTFORD             HARTFORD
                                   VALUE              VALUE OPPORTUNITIES     EQUITY INCOME
                                  HLS FUND                  HLS FUND             HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(983,713)              $(1,077,668)          $1,707,787
 Net realized gain (loss) on
  security transactions             3,038,723                 1,309,695              852,359
 Net realized gain on
  distributions                     6,604,668                33,681,901              615,228
 Net unrealized appreciation
  (depreciation) of
  investments during the year      34,560,024                11,081,337           46,968,526
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,219,702                44,995,265           50,143,900
                               --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          3,699,586                 9,253,047            4,965,231
 Net transfers                     31,553,932                20,121,565           67,967,619
 Surrenders for benefit
  payments and fees               (33,948,775)              (38,233,129)         (38,825,501)
 Net annuity transactions               6,889                   110,726              133,690
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,311,632                (8,747,791)          34,241,039
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets                       44,531,334                36,247,474           84,384,939
NET ASSETS:
 Beginning of year                220,842,660               274,497,053          247,762,781
                               --------------            --------------       --------------
 End of year                     $265,373,994              $310,744,527         $332,147,720
                               ==============            ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      BLACKROCK               BLACKROCK
                                    GLOBAL GROWTH             LARGE CAP
                                      V.I. FUND           GROWTH V. I. FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (B)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,212)               $(53,215)
 Net realized gain (loss) on
  security transactions                    63,974                 117,523
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             268,260                 142,527
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              322,022                 206,835
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                169,052                  52,839
 Net transfers                            (14,610)                (63,615)
 Surrenders for benefit
  payments and fees                      (177,081)               (385,783)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (22,639)               (396,559)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              299,383                (189,724)
NET ASSETS:
 Beginning of year                      1,606,850               3,976,826
                                     ------------            ------------
 End of year                           $1,906,233              $3,787,102
                                     ============            ============

(a)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(b) Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
    2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               JENNISON 20/20                                                         SP WILLIAM
                                    FOCUS                JENNISON              PRUDENTIAL         BLAIR INTERNATIONAL
                                  PORTFOLIO              PORTFOLIO           VALUE PORTFOLIO            GROWTH
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(5,897)              $(10,576)               $(5,311)                  $136
 Net realized gain (loss)
  on security transactions            22,489                103,634                 90,514                 86,979
 Net realized gain on
  distributions                       32,084                     --                 23,169                 47,550
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (12,531)              (114,484)                (1,590)               (72,256)
                                 -----------            -----------            -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                     36,145                (21,426)               106,782                 62,409
                                 -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                             1,300                     --                     --                     --
 Net transfers                      (119,399)               (36,036)                23,943               (110,074)
 Surrenders for benefit
  payments and fees                  (82,569)              (308,530)              (176,418)              (252,913)
 Net annuity transactions                 --                     --                     --                     --
                                 -----------            -----------            -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (200,668)              (344,566)              (152,475)              (362,987)
                                 -----------            -----------            -----------            -----------
 Net increase (decrease)
  in net assets                     (164,523)              (365,992)               (45,693)              (300,578)
NET ASSETS:
 Beginning of year                   443,232                758,992                679,381                572,084
                                 -----------            -----------            -----------            -----------
 End of year                        $278,709               $393,000               $633,688               $271,506
                                 ===========            ===========            ===========            ===========

                                                           WELLS FARGO
                                  WELLS FARGO             ADVANTAGE VT              WELLS FARGO
                              ADVANTAGE VT ASSET          TOTAL RETURN          ADVANTAGE VT EQUITY
                                ALLOCATION FUND             BOND FUND               INCOME FUND
                                SUB-ACCOUNT (C)          SUB-ACCOUNT (D)          SUB-ACCOUNT (E)
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $201,361                 $516,762                 $(41,418)
 Net realized gain (loss)
  on security transactions             834,469                  (92,004)               1,296,332
 Net realized gain on
  distributions                        417,200                       --                   38,926
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               2,092,260                  (44,339)               1,261,757
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    3,545,290                  380,419                2,555,597
                                 -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             440,761                  267,357                  222,895
 Net transfers                      (1,284,271)               1,485,408               (2,081,442)
 Surrenders for benefit
  payments and fees                 (5,248,696)              (2,014,959)              (3,558,582)
 Net annuity transactions                7,483                       --                  (13,660)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (6,084,723)                (262,194)              (5,430,789)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets                     (2,539,433)                 118,225               (2,875,192)
NET ASSETS:
 Beginning of year                  38,972,491               19,889,107               19,385,836
                                 -------------            -------------            -------------
 End of year                       $36,433,058              $20,007,332              $16,510,644
                                 =============            =============            =============

(c) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(d) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(e) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                   ADVANTAGE VT C&B       ADVANTAGE VT LARGE
                                 LARGE CAP VALUE FUND     COMPANY CORE FUND
                                   SUB-ACCOUNT (F)         SUB-ACCOUNT (G)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(7,069)                $(9,466)
 Net realized gain (loss) on
  security transactions                    60,347                   8,679
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             592,969                 131,883
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              646,247                 131,096
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 60,274                  24,710
 Net transfers                            609,659                  13,713
 Surrenders for benefit
  payments and fees                      (474,799)                (64,717)
 Net annuity transactions                      --                    (881)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       195,134                 (27,175)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              841,381                 103,921
NET ASSETS:
 Beginning of year                      3,391,894               1,001,417
                                     ------------            ------------
 End of year                           $4,233,275              $1,105,338
                                     ============            ============

(f) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO              WELLS FARGO              WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT          ADVANTAGE VT LARGE          ADVANTAGE VT             ADVANTAGE VT
                            INTERNATIONAL CORE FUND    COMPANY GROWTH FUND       MONEY MARKET FUND     SMALL CAP GROWTH FUND
                                SUB-ACCOUNT (H)          SUB-ACCOUNT (I)          SUB-ACCOUNT (J)         SUB-ACCOUNT (K)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $(9,925)               $(384,569)                $121,166                $(88,347)
 Net realized gain (loss)
  on security transactions             306,266                1,087,406                       --                 275,171
 Net realized gain on
  distributions                        401,055                       --                       --                 124,351
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,068,222                 (759,051)                      --                 636,027
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,765,618                  (56,214)                 121,166                 947,202
                                 -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             254,862                  259,528                      650                  80,983
 Net transfers                         171,568                 (875,273)                 353,531                 205,643
 Surrenders for benefit
  payments and fees                 (1,362,678)              (3,988,000)              (1,731,022)               (837,062)
 Net annuity transactions                   --                  (10,328)                      --                      --
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (936,248)              (4,614,073)              (1,376,841)               (550,436)
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets                        829,370               (4,670,287)              (1,255,675)                396,766
NET ASSETS:
 Beginning of year                   9,880,260               24,845,980                6,053,094               4,860,885
                                 -------------            -------------            -------------            ------------
 End of year                       $10,709,630              $20,175,693               $4,797,419              $5,257,651
                                 =============            =============            =============            ============

                                                      WELLS FARGO
                                WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                               DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                              SUB-ACCOUNT (L)       SUB-ACCOUNT (M)       SUB-ACCOUNT (N)
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(3,693)              $(7,236)              $(2,302)
 Net realized gain (loss)
  on security transactions            1,875                 9,568                   288
 Net realized gain on
  distributions                          --                60,268                14,654
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               26,652                  (674)                3,014
                                 ----------            ----------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    24,834                61,926                15,654
                                 ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               --                53,437               127,000
 Net transfers                      206,169               469,116                58,350
 Surrenders for benefit
  payments and fees                 (29,597)              (37,706)               (1,599)
 Net annuity transactions                --                    --                    --
                                 ----------            ----------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            176,572               484,847               183,751
                                 ----------            ----------            ----------
 Net increase (decrease)
  in net assets                     201,406               546,773               199,405
NET ASSETS:
 Beginning of year                  158,722               195,074                80,604
                                 ----------            ----------            ----------
 End of year                       $360,128              $741,847              $280,009
                                 ==========            ==========            ==========

(h) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(l)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(m) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V. I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/ Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if

-------------------------------------------------------------------------------

       amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as an insurer of variable annuity contracts, will charge an expense at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks undertaken by the Company.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the range of $25 to $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
Evergreen VA Balanced Fund                           $868,009           $700,204
Evergreen VA Growth Fund                            1,289,344          1,572,776
Evergreen VA International Equity Fund              2,319,580          3,331,085
Evergreen VA Omega Fund                               197,287            656,957
Evergreen VA Special Values Fund                    1,814,075          1,972,433
Evergreen VA Fundamental Large Cap Fund               811,766          1,204,671
Hartford Advisers HLS Fund                        542,031,940        949,405,317
Hartford Total Return Bond HLS Fund               233,465,289        232,737,785
Hartford Capital Appreciation HLS Fund          1,119,412,482      1,347,511,550
Hartford Dividend and Growth HLS Fund             473,243,363        717,255,978
Hartford Fundamental Growth HLS Fund               24,226,169         23,370,329

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 $39,356,388        $55,684,781
Hartford Global Communications HLS Fund             3,912,985          5,131,143
Hartford Global Financial Services HLS
 Fund                                               5,478,215          5,768,130
Hartford Global Health HLS Fund                    28,993,789         47,105,997
Hartford Global Growth HLS Fund                   102,478,994        144,822,571
Hartford Global Technology HLS Fund                   999,335         17,055,891
Hartford Disciplined Equity HLS Fund               40,179,989        132,996,637
Hartford Growth HLS Fund                           50,254,742         90,940,655
Hartford Growth Opportunities HLS Fund            182,911,531         99,429,136
Hartford High Yield HLS Fund                       97,515,272        140,049,779
Hartford Index HLS Fund                            60,874,433        165,933,053
Hartford International Growth HLS Fund            174,917,110        119,625,625
Hartford International Small Company HLS
 Fund                                              75,127,592         84,746,573
Hartford International Opportunities HLS
 Fund                                             255,844,011        210,666,128
Hartford MidCap HLS Fund                          114,894,392        201,997,679
Hartford MidCap Value HLS Fund                    129,221,032        172,062,681
Hartford Money Market HLS Fund                    596,421,200        476,885,054
Hartford Mortgage Securities HLS Fund              28,453,273         69,587,741
Hartford Small Company HLS Fund                   104,437,688        146,740,205
Hartford SmallCap Growth HLS Fund                  50,610,534         88,248,476
Hartford Stock HLS Fund                           390,917,817        609,637,930
Hartford U.S. Government Securities HLS
 Fund                                             106,238,909         86,004,754
Hartford Value HLS Fund                            62,362,566         83,564,657
Hartford Value Opportunities HLS Fund              80,336,046        102,715,053
Hartford Equity Income HLS Fund                    69,120,916        101,696,160
BlackRock Global Growth V.I. Fund                     682,431            756,024
BlackRock Large Cap Growth V. I. Fund                 392,231            939,467
Jennison 20/20 Focus Portfolio                         75,499            100,413
Jennison Portfolio                                     39,930            195,579
Prudential Value Portfolio                             96,584            438,513
Prudential Series International Growth                160,975            227,539
Wells Fargo Advantage VT Asset Allocation
 Fund                                               2,354,573         11,387,350
Wells Fargo Advantage VT Total Return Bond
 Fund                                               3,201,278          4,662,600
Wells Fargo Advantage VT Equity Income
 Fund                                               1,763,469          3,924,035
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                           534,770          1,083,963
Wells Fargo Advantage VT Large Company
 Core Fund                                            109,985            282,448
Wells Fargo Advantage VT International
 Core Fund                                          1,785,136          2,890,995
Wells Fargo Advantage VT Large Company
 Growth Fund                                          890,478          5,198,857
Wells Fargo Advantage VT Money Market Fund          2,961,539          4,611,235
Wells Fargo Advantage VT Small Cap Growth
 Fund                                               1,250,794          2,114,239
Wells Fargo Advantage VT Discovery Fund               389,097            242,560
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                           607,124            310,586
Wells Fargo Advantage VT Opportunity Fund             112,446             27,168
                                            -----------------  -----------------
                                               $5,268,946,402     $6,778,209,145
                                            =================  =================

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Evergreen VA Balanced Fund           755,493        645,468         110,025
Evergreen VA Growth Fund             799,084      1,424,422        (625,338)
Evergreen VA International
 Equity Fund                         877,749      2,298,185      (1,420,436)
Evergreen VA Omega Fund              261,405        872,489        (611,084)
Evergreen VA Special Values
 Fund                                434,088      1,063,123        (629,035)
Evergreen VA Fundamental
 Large Cap Fund                      415,626        837,387        (421,761)
Hartford Advisers HLS Fund        38,375,655    346,278,640    (307,902,985)
Hartford Total Return Bond
 HLS Fund                         97,872,649    122,612,059     (24,739,410)
Hartford Capital Appreciation
 HLS Fund                         39,447,526    328,935,691    (289,488,165)
Hartford Dividend and Growth
 HLS Fund                         61,819,331    272,343,495    (210,524,164)
Hartford Fundamental Growth
 HLS Fund                         15,134,802     18,491,211      (3,356,409)
Hartford Global Advisers HLS
 Fund                             14,545,063     32,104,763     (17,559,700)
Hartford Global
 Communications HLS Fund             319,811      3,418,544      (3,098,733)
Hartford Global Financial
 Services HLS Fund                   576,366      4,006,172      (3,429,806)
Hartford Global Health HLS
 Fund                              1,700,218     20,258,161     (18,557,943)
Hartford Global Growth HLS
 Fund                             25,438,386     87,162,207     (61,723,821)
Hartford Global Technology
 HLS Fund                          1,786,727     28,029,748     (26,243,021)
Hartford Disciplined Equity
 HLS Fund                         28,130,279     98,390,717     (70,260,438)
Hartford Growth HLS Fund          19,576,858     62,316,755     (42,739,897)
Hartford Growth Opportunities
 HLS Fund                         60,860,421     53,327,003       7,533,418
Hartford High Yield HLS Fund      52,107,148     99,289,514     (47,182,366)
Hartford Index HLS Fund           17,019,198     72,291,338     (55,272,140)
Hartford International Growth
 HLS Fund                         40,954,449     64,226,053     (23,271,604)
Hartford International Small
 Company HLS Fund                 16,206,484     34,081,219     (17,874,735)
Hartford International
 Opportunities HLS Fund           39,093,022    112,716,236     (73,623,214)
Hartford MidCap HLS Fund           1,096,107     49,007,288     (47,911,181)
Hartford MidCap Value HLS
 Fund                              8,834,598     87,055,471     (78,220,873)
Hartford Money Market HLS
 Fund                            432,028,288    354,862,106      77,166,182
Hartford Mortgage Securities
 HLS Fund                         11,184,794     37,257,311     (26,072,517)
Hartford Small Company HLS
 Fund                             22,447,640     80,940,118     (58,492,478)
Hartford SmallCap Growth HLS
 Fund                             19,051,979     58,598,077     (39,546,098)
Hartford Stock HLS Fund           26,939,713    210,793,170    (183,853,457)
Hartford U.S. Government
 Securities HLS Fund              83,070,012     72,994,747      10,075,265
Hartford Value HLS Fund           26,536,845     57,836,227     (31,299,382)
Hartford Value Opportunities
 HLS Fund                         24,109,661     59,433,194     (35,323,533)
Hartford Equity Income HLS
 Fund                             34,467,007     66,002,276     (31,535,269)
BlackRock Global Growth V.I.
 Fund                                448,673        515,887         (67,214)
BlackRock Large Cap Growth V.
 I. Fund                             339,912        782,763        (442,851)
Jennison 20/20 Focus
 Portfolio                            26,199         64,759         (38,560)
Jennison Portfolio                    55,471        200,773        (145,302)
Prudential Value Portfolio            26,460        302,661        (276,201)
Prudential Series
 International Growth                 96,301        171,968         (75,667)
Wells Fargo Advantage VT
 Asset Allocation Fund               825,254      8,042,227      (7,216,973)
Wells Fargo Advantage VT
 Total Return Bond Fund            2,010,226      3,696,749      (1,686,523)
Wells Fargo Advantage VT
 Equity Income Fund                  412,133      2,612,698      (2,200,565)

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                377,067        774,086        (397,019)
Wells Fargo Advantage VT
 Large Company Core Fund              98,218        237,114        (138,896)
Wells Fargo Advantage VT
 International Core Fund             660,594      1,753,208      (1,092,614)
Wells Fargo Advantage VT
 Large Company Growth Fund           841,716      4,404,723      (3,563,007)
Wells Fargo Advantage VT
 Money Market Fund                 2,805,488      4,519,984      (1,714,496)
Wells Fargo Advantage VT
 Small Cap Growth Fund               328,637      1,340,756      (1,012,119)
Wells Fargo Advantage VT
 Discovery Fund                       28,555         17,361          11,194
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund             30,738         21,603           9,135
Wells Fargo Advantage VT
 Opportunity Fund                      5,026          1,789           3,237

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Evergreen VA Balanced Fund           137,220        480,867        (343,647)
Evergreen VA Growth Fund             201,220        321,507        (120,287)
Evergreen VA International
 Equity Fund                       1,377,732      1,305,919          71,813
Evergreen VA Omega Fund              113,814        892,771        (778,957)
Evergreen VA Special Values
 Fund                                776,979        860,059         (83,080)
Evergreen VA Fundamental
 Large Cap Fund                      207,215        361,479        (154,264)
Hartford Advisers HLS Fund        19,608,458    402,632,281    (383,023,823)
Hartford Total Return Bond
 HLS Fund                         61,420,517    134,424,243     (73,003,726)
Hartford Capital Appreciation
 HLS Fund                          5,564,931    328,041,589    (322,476,658)
Hartford Dividend and Growth
 HLS Fund                         37,669,530    262,248,996    (224,579,466)
Hartford Focus HLS Fund            6,845,149     21,562,404     (14,717,255)
Hartford Global Advisers HLS
 Fund                              9,328,706     38,604,622     (29,275,916)
Hartford Global
 Communications HLS Fund             290,279      4,194,564      (3,904,285)
Hartford Global Financial
 Services HLS Fund                   221,651      4,432,170      (4,210,519)
Hartford Global Health HLS
 Fund                                555,177     19,633,427     (19,078,250)
Hartford Global Leaders HLS
 Fund                             19,051,296     79,760,735     (60,709,439)
Hartford Global Technology
 HLS Fund                            941,350     26,981,805     (26,040,455)
Hartford Disciplined Equity
 HLS Fund                         29,275,842     86,279,271     (57,003,429)
Hartford Growth HLS Fund          27,124,849     58,638,518     (31,513,669)
Hartford Growth Opportunities
 HLS Fund                         51,150,561     55,056,234      (3,905,673)
Hartford High Yield HLS Fund      40,679,895     74,944,221     (34,264,326)
Hartford Index HLS Fund           15,746,831     73,903,364     (58,156,533)
Hartford International
 Capital Appreciation HLS
 Fund                             57,050,513     38,884,095      18,166,418
Hartford International Small
 Company HLS Fund                 31,030,729     23,741,343       7,289,386
Hartford International
 Opportunities HLS Fund           56,168,173     89,947,269     (33,779,096)
Hartford MidCap HLS Fund             600,000     49,104,232     (48,504,232)
Hartford MidCap Value HLS
 Fund                              1,872,461     85,564,008     (83,691,547)
Hartford Money Market HLS
 Fund                            307,999,660    272,372,172      35,627,488
Hartford Mortgage Securities
 HLS Fund                          9,613,631     41,221,620     (31,607,989)
Hartford Small Company HLS
 Fund                             39,476,694     74,402,487     (34,925,793)
Hartford SmallCap Growth HLS
 Fund                             37,196,296     95,364,608     (58,168,312)
Hartford Stock HLS Fund           32,475,802    220,995,162    (188,519,360)
Hartford U.S. Government
 Securities HLS Fund              40,094,178     86,584,311     (46,490,133)
Hartford Value HLS Fund           39,909,586     39,514,579         395,007
Hartford Value Opportunities
 HLS Fund                         37,534,353     44,374,323      (6,839,970)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Equity Income HLS
 Fund                             53,660,078     27,495,124      26,164,954
BlackRock Global Growth V.I.
 Fund                                339,949        356,232         (16,283)
BlackRock Large Cap Growth V.
 I. Fund                             227,496        613,308        (385,812)
Jennison 20/20 Focus
 Portfolio                            56,728        211,771        (155,043)
Jennison Portfolio                    13,512        472,014        (458,502)
Prudential Value Portfolio           118,807        238,691        (119,884)
SP William Blair
 International Growth                114,440        460,554        (346,114)
Wells Fargo Advantage VT
 Asset Allocation Fund               755,508      5,784,114      (5,028,606)
Wells Fargo Advantage VT
 Total Return Bond Fund            2,483,363      2,730,322        (246,959)
Wells Fargo Advantage VT
 Equity Income Fund                  331,496      4,743,395      (4,411,899)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                709,054        579,321         129,733
Wells Fargo Advantage VT
 Large Company Core Fund              67,077         97,351         (30,274)
Wells Fargo Advantage VT
 International Core Fund           1,073,243      1,793,277        (720,034)
Wells Fargo Advantage VT
 Large Company Growth Fund         1,388,487      5,984,295      (4,595,808)
Wells Fargo Advantage VT
 Money Market Fund                 2,522,818      3,925,369      (1,402,551)
Wells Fargo Advantage VT
 Small Cap Growth Fund               559,610      1,000,966        (441,356)
Wells Fargo Advantage VT
 Discovery Fund                       22,462          8,127          14,335
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund             53,969         16,073          37,896
Wells Fargo Advantage VT
 Opportunity Fund                     16,218            318          15,900

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 2007  Lowest contract charges         63,313     $1.108514         $70,182
    Highest contract charges            8,737      1.035468           9,047
    Remaining contract charges      1,814,323            --       1,916,461
 2006  Lowest contract charges         85,052      1.031638          87,743
    Highest contract charges            8,738      0.992178           8,668
    Remaining contract charges      1,682,558            --       1,693,816
 2005  Lowest contract charges        132,154      0.952874         125,925
    Highest contract charges            8,737      0.923312           8,067
    Remaining contract charges      1,979,104            --       1,848,541
 2004  Lowest contract charges        149,577      0.918234         137,347
    Highest contract charges           96,408      0.896880          86,466
    Remaining contract charges      2,256,860            --       2,041,574
 2003  Lowest contract charges        124,543      0.876353         109,143
    Highest contract charges           77,891      0.861982          67,141
    Remaining contract charges      2,439,801            --       2,115,570
EVERGREEN VA GROWTH FUND
 2007  Lowest contract charges        183,800      1.578175         290,069
    Highest contract charges            6,313      1.077942           6,805
    Remaining contract charges      1,617,619            --       1,815,497
 2006  Lowest contract charges        182,814      1.439068         263,082
    Highest contract charges            6,312      0.992301           6,277
    Remaining contract charges      2,243,944            --       2,300,073
 2005  Lowest contract charges        186,527      1.312338         244,801
    Highest contract charges            6,313      0.913552           5,767
    Remaining contract charges      2,360,517            --       2,215,638
 2004  Lowest contract charges        193,419      1.247480         241,286
    Highest contract charges           29,626      0.877128          25,986
    Remaining contract charges      1,401,272            --       1,266,145
 2003  Lowest contract charges        193,690      1.109393         214,878
    Highest contract charges           31,679      0.787080          24,934
    Remaining contract charges      1,296,246            --       1,031,379

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
EVERGREEN VA BALANCED FUND
 2007  Lowest contract charges        1.24%             4.66%              5.36%
    Highest contract charges          2.19%             4.18%              4.36%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.45%             2.44%              8.27%
    Highest contract charges          2.20%             2.47%              7.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.45%             2.34%              3.77%
    Highest contract charges          2.18%             1.61%              3.00%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.45%             0.95%              4.78%
    Highest contract charges          2.15%             0.95%              4.05%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.45%             2.61%             14.11%
    Highest contract charges          2.13%             3.56%             13.32%
    Remaining contract charges          --                --                 --
EVERGREEN VA GROWTH FUND
 2007  Lowest contract charges        1.25%               --               9.67%
    Highest contract charges          2.19%               --               8.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%               --               9.66%
    Highest contract charges          2.18%               --               8.62%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%               --               5.20%
    Highest contract charges          2.18%               --               4.20%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.25%               --              12.45%
    Highest contract charges          2.15%               --              11.44%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.26%               --              37.27%
    Highest contract charges          1.99%               --              36.04%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL
 EQUITY FUND
 2007  Lowest contract charges        277,053     $2.280788        $631,899
    Highest contract charges          237,616      1.336156         317,492
    Remaining contract charges      6,573,287            --       9,213,972
 2006  Lowest contract charges        261,431      2.008199         525,005
    Highest contract charges          358,391      1.187683         425,653
    Remaining contract charges      7,888,570            --       9,766,696
 2005  Lowest contract charges        343,556      1.651053         567,226
    Highest contract charges          243,267      0.985775         239,807
    Remaining contract charges      7,849,754            --       7,985,419
 2004  Lowest contract charges        378,896      1.441267         546,090
    Highest contract charges          170,406      0.868724         148,036
    Remaining contract charges      5,483,750            --       4,904,044
 2003  Lowest contract charges        424,294      1.224217         519,428
    Highest contract charges           49,965      0.746269          37,288
    Remaining contract charges      2,540,429            --       1,920,643
EVERGREEN VA OMEGA FUND
 2007  Lowest contract charges        191,926      0.931531         178,786
    Highest contract charges           99,205      0.694724          68,920
    Remaining contract charges      2,439,452            --       1,737,869
 2006  Lowest contract charges        201,336      0.843741         169,875
    Highest contract charges          134,868      0.634304          85,547
    Remaining contract charges      3,005,463            --       1,947,994
 2005  Lowest contract charges        200,388      0.807099         161,733
    Highest contract charges          135,732      0.611631          83,018
    Remaining contract charges      3,784,505            --       2,355,769
 2004  Lowest contract charges        188,791      0.788151         148,797
    Highest contract charges          136,178      0.602067          81,988
    Remaining contract charges      4,319,797            --       2,636,503
 2003  Lowest contract charges         30,672      0.749892          23,001
    Highest contract charges           59,737      0.574053          34,292
    Remaining contract charges      4,395,249            --       2,558,321

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
EVERGREEN VA INTERNATIONAL
 EQUITY FUND
 2007  Lowest contract charges        1.25%             2.20%             13.57%
    Highest contract charges          2.20%             2.29%             12.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%             3.19%             21.63%
    Highest contract charges          2.20%             4.34%             20.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%             2.37%             14.56%
    Highest contract charges          2.19%             2.69%             13.47%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.25%             1.23%             17.73%
    Highest contract charges          2.16%             3.60%             16.62%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.25%             1.00%             29.70%
    Highest contract charges          1.34%             6.82%             29.70%
    Remaining contract charges          --                --                 --
EVERGREEN VA OMEGA FUND
 2007  Lowest contract charges        1.40%             0.54%             10.41%
    Highest contract charges          2.20%             0.55%              9.53%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%               --               4.54%
    Highest contract charges          2.20%               --               3.71%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             0.19%              2.40%
    Highest contract charges          2.19%             0.19%              1.59%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.39%               --               5.72%
    Highest contract charges          2.16%               --               4.88%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.25%               --              38.30%
    Highest contract charges          2.13%               --              37.06%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES
 FUND
 2007  Lowest contract charges         12,366     $1.959381         $24,227
    Highest contract charges          127,219      1.442428         183,505
    Remaining contract charges      3,670,295            --       5,928,304
 2006  Lowest contract charges         13,746      2.145281          29,490
    Highest contract charges          204,872      1.594356         326,639
    Remaining contract charges      4,220,297            --       7,446,972
 2005  Lowest contract charges         13,759      1.787161          24,593
    Highest contract charges          115,269      1.340881         154,561
    Remaining contract charges      4,392,965            --       6,507,426
 2004  Lowest contract charges          1,396      1.633806           2,281
    Highest contract charges           87,950      1.237521         108,840
    Remaining contract charges      3,070,117            --       4,238,319
 2003  Lowest contract charges          1,396      1.374337           1,919
    Highest contract charges            9,432      1.050919           9,912
    Remaining contract charges      1,503,200            --       1,778,269
EVERGREEN VA FUNDAMENTAL LARGE
 CAP FUND
 2007  Lowest contract charges        243,325      1.462116         355,769
    Highest contract charges           13,222      1.331900          17,611
    Remaining contract charges      1,621,911            --       2,274,204
 2006  Lowest contract charges        268,797      1.367151         367,486
    Highest contract charges           13,327      1.257282          16,794
    Remaining contract charges      2,018,095            --       2,677,952
 2005  Lowest contract charges        286,517      1.228645         352,066
    Highest contract charges           11,752      1.140692          13,405
    Remaining contract charges      2,156,214            --       2,587,475
 2004  Lowest contract charges        324,953      1.141248         370,850
    Highest contract charges           48,542      1.130022          54,854
    Remaining contract charges      1,863,766            --       2,102,523
 2003  Lowest contract charges        345,858      1.058149         365,969
    Highest contract charges           18,302      1.057316          19,351
    Remaining contract charges      1,840,198            --       1,946,381

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
EVERGREEN VA SPECIAL VALUES
 FUND
 2007  Lowest contract charges        1.24%             0.99%             (8.67)%
    Highest contract charges          2.20%             1.35%             (9.53)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%             0.79%             20.04%
    Highest contract charges          2.20%             1.00%             18.90%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.23%             1.07%              9.39%
    Highest contract charges          2.19%             1.12%              8.35%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.26%             1.02%             18.88%
    Highest contract charges          2.17%             2.07%             17.76%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.32%             0.05%             27.91%
    Highest contract charges          2.14%             0.12%             26.76%
    Remaining contract charges          --                --                 --
EVERGREEN VA FUNDAMENTAL LARGE
 CAP FUND
 2007  Lowest contract charges        1.25%             1.11%              6.95%
    Highest contract charges          2.19%             1.12%              5.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%             1.24%             11.27%
    Highest contract charges          2.20%             1.32%             10.22%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%             0.92%              7.66%
    Highest contract charges          2.16%             1.56%              6.64%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.25%             1.16%              7.85%
    Highest contract charges          2.14%             2.35%              6.89%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.11%             0.67%              5.82%
    Highest contract charges          0.18%             0.67%              5.73%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges          58,052     $1.258189         $73,039
    Highest contract charges            24,166      1.206763          29,162
    Remaining contract charges   1,425,033,888            --   3,719,854,361
 2006  Lowest contract charges          58,051      1.184617          68,768
    Highest contract charges            14,050      1.053479          14,799
    Remaining contract charges   1,732,946,990            --   4,345,442,792
 2005  Lowest contract charges          58,051      1.074372          62,373
    Highest contract charges            12,606      0.976191          12,305
    Remaining contract charges   2,115,972,255            --   4,930,312,830
 2004  Lowest contract charges          69,021      1.005892          69,428
    Highest contract charges            43,754      1.022902          44,756
    Remaining contract charges   2,480,350,210            --   5,697,230,216
 2003  Lowest contract charges          69,022      0.973482          67,191
    Highest contract charges           331,157      1.009434         334,281
    Remaining contract charges   2,348,472,707            --   5,913,102,672
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges          12,938      1.430981          18,515
    Highest contract charges           290,767      1.427293         415,009
    Remaining contract charges     806,379,278            --   1,535,749,184
 2006  Lowest contract charges          12,938      1.372618          17,759
    Highest contract charges           182,708      1.395328         254,938
    Remaining contract charges     831,226,748            --   1,545,088,723
 2005  Lowest contract charges          12,938      1.314966          17,012
    Highest contract charges           143,519      1.362355         195,524
    Remaining contract charges     904,269,666            --   1,642,971,456
 2004  Lowest contract charges          12,939      1.288675          16,672
    Highest contract charges           171,651      1.360735         233,572
    Remaining contract charges     861,557,017            --   1,600,307,749
 2003  Lowest contract charges          12,938      1.236653          16,000
    Highest contract charges           104,486      1.330849         139,055
    Remaining contract charges     701,477,264            --   1,398,375,460

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**          RETURN***
-------------------------------  ---------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges         0.40%            2.26%              6.21%
    Highest contract charges           2.30%           18.71%              4.16%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         0.40%            2.44%             10.26%
    Highest contract charges           2.30%            2.15%              7.92%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.40%            3.27%              6.81%
    Highest contract charges           2.29%            3.47%              4.54%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.40%            2.08%              3.33%
    Highest contract charges           2.34%            2.46%              1.34%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.40%            2.60%             18.02%
    Highest contract charges           2.19%            2.88%             15.92%
    Remaining contract charges           --               --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges         0.40%            5.31%              4.25%
    Highest contract charges           2.29%            6.00%              2.29%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         0.40%            5.00%              4.38%
    Highest contract charges           2.30%            4.96%              2.42%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.40%            7.39%              2.04%
    Highest contract charges           2.30%            6.79%              0.12%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.40%            4.62%              4.21%
    Highest contract charges           2.27%            4.10%              2.25%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.40%            4.05%              7.42%
    Highest contract charges           2.19%            5.28%              5.50%
    Remaining contract charges           --               --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2007  Lowest contract charges         259,386     $1.864788        $483,696
    Highest contract charges         1,137,656      2.550705       2,901,826
    Remaining contract charges   1,394,715,368            --   6,243,708,798
 2006  Lowest contract charges         260,904      1.602581         418,120
    Highest contract charges         1,225,025      2.234095       2,736,820
    Remaining contract charges   1,684,114,647            --   6,501,139,868
 2005  Lowest contract charges         264,832      1.379752         365,399
    Highest contract charges         1,664,531      1.960362       3,263,083
    Remaining contract charges   2,006,147,874            --   6,717,973,125
 2004  Lowest contract charges         385,882      1.198906         462,633
    Highest contract charges         1,758,558      1.736063       3,052,968
    Remaining contract charges   2,227,221,932            --   6,722,637,278
 2003  Lowest contract charges         383,694      1.008428         386,928
    Highest contract charges           307,094      1.488245         457,031
    Remaining contract charges   1,789,913,341            --   5,441,037,657
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2007  Lowest contract charges          51,112      1.573866          80,443
    Highest contract charges            20,475      1.584338          32,439
    Remaining contract charges   1,508,948,034            --   3,776,307,363
 2006  Lowest contract charges          52,868      1.459674          77,170
    Highest contract charges            58,021      1.298113          75,314
    Remaining contract charges   1,719,432,896            --   4,059,301,116
 2005  Lowest contract charges          55,145      1.217612          67,145
    Highest contract charges            48,430      1.106360          53,581
    Remaining contract charges   1,944,019,672            --   3,902,710,533
 2004  Lowest contract charges          45,393      1.153738          52,371
    Highest contract charges           134,536      1.071092         144,100
    Remaining contract charges   1,917,970,358            --   3,791,810,865
 2003  Lowest contract charges          15,734      1.030374          16,212
    Highest contract charges           318,581      1.121332         357,235
    Remaining contract charges   1,527,317,326            --   3,017,065,548

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**          RETURN***
-------------------------------  ---------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2007  Lowest contract charges         0.40%            0.12%             16.36%
    Highest contract charges           2.30%            0.12%             14.17%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         0.40%            1.39%             16.15%
    Highest contract charges           2.30%            1.12%             13.96%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.40%            0.95%             15.08%
    Highest contract charges           2.29%            0.94%             12.92%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.40%            0.41%             18.89%
    Highest contract charges           2.28%            0.56%             16.65%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.40%            0.96%             41.81%
    Highest contract charges           2.18%            0.76%             39.28%
    Remaining contract charges           --               --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2007  Lowest contract charges         0.40%            1.68%              7.82%
    Highest contract charges           2.30%           14.16%              5.74%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         0.40%            1.80%             19.88%
    Highest contract charges           2.30%            1.48%             17.33%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.40%            1.92%              5.54%
    Highest contract charges           2.29%            1.59%              3.29%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.40%            1.86%             11.97%
    Highest contract charges           2.29%            1.48%              9.59%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.40%            1.52%             26.29%
    Highest contract charges           2.19%            1.84%             24.04%
    Remaining contract charges           --               --                 --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2007  Lowest contract charges         718,162     $1.365451        $980,616
    Highest contract charges             3,599      1.226197           4,413
    Remaining contract charges      48,711,951            --      62,894,298
 2006  Lowest contract charges       1,043,288      1.195607       1,247,362
    Highest contract charges            16,137      1.092646          17,630
    Remaining contract charges      51,730,696            --      58,959,152
 2005  Lowest contract charges       1,411,875      1.098391       1,550,791
    Highest contract charges            16,384      1.021526          16,737
    Remaining contract charges      66,079,113            --      69,746,595
 2004  Lowest contract charges       1,510,744      1.007687       1,522,358
    Highest contract charges             4,358      0.953726           4,156
    Remaining contract charges      69,833,842            --      68,214,236
 2003  Lowest contract charges       1,424,331      0.984645       1,402,460
    Highest contract charges             8,677      0.952684           8,266
    Remaining contract charges      71,330,660            --      68,725,156
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2007  Lowest contract charges       3,296,488      1.516962       5,000,645
    Highest contract charges            75,943      1.171232          88,947
    Remaining contract charges     127,872,897            --     239,628,548
 2006  Lowest contract charges       3,505,215      1.311559       4,597,296
    Highest contract charges            10,665      1.030536          10,989
    Remaining contract charges     145,289,147            --     239,574,064
 2005  Lowest contract charges       3,871,859      1.214766       4,703,400
    Highest contract charges            27,199      0.971333          26,420
    Remaining contract charges     174,181,883            --     268,493,148
 2004  Lowest contract charges       3,737,800      1.184600       4,427,799
    Highest contract charges            28,360      0.963940          27,338
    Remaining contract charges     206,839,625            --     312,904,415
 2003  Lowest contract charges       2,456,054      1.059109       2,601,228
    Highest contract charges           288,218      0.877028         252,775
    Remaining contract charges     165,328,272            --     240,755,164

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**          RETURN***
-------------------------------  ---------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2007  Lowest contract charges         0.80%            0.05%             14.21%
    Highest contract charges           2.31%            0.03%             12.22%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         0.80%            0.80%              8.85%
    Highest contract charges           2.30%            0.52%              6.96%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.80%            1.83%              9.00%
    Highest contract charges           2.29%            1.47%              7.11%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.80%            0.32%              2.34%
    Highest contract charges           2.26%              --               0.57%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.80%            0.30%             27.34%
    Highest contract charges           2.19%            0.45%             25.58%
    Remaining contract charges           --               --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2007  Lowest contract charges         0.80%            0.89%             15.66%
    Highest contract charges           2.24%            2.18%             13.65%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         0.80%            2.91%              7.97%
    Highest contract charges           2.30%            2.33%              6.10%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.80%            3.66%              2.55%
    Highest contract charges           2.29%            3.28%              0.77%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.80%            0.02%             11.85%
    Highest contract charges           2.25%              --               9.91%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.80%            0.89%             21.29%
    Highest contract charges           2.14%            0.89%             19.38%
    Remaining contract charges           --               --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2007  Lowest contract charges                   47,090       $1.693317           $79,737
    Highest contract charges                      5,381        1.523642             8,199
    Remaining contract charges               10,812,399              --        17,267,289
 2006  Lowest contract charges                   84,563        1.383470           116,991
    Highest contract charges                      5,599        1.266197             7,089
    Remaining contract charges               13,873,441              --        18,255,275
 2005  Lowest contract charges                   95,463        1.142859           109,100
    Highest contract charges                      6,813        1.063925             7,249
    Remaining contract charges               17,765,612              --        19,504,771
 2004  Lowest contract charges                  107,148        0.971243           104,068
    Highest contract charges                     16,451        0.919650            15,129
    Remaining contract charges               21,936,987              --        20,659,123
 2003  Lowest contract charges                  101,293        0.794595            80,487
    Highest contract charges                        726        0.768805               558
    Remaining contract charges               24,561,378              --        19,111,487
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2007  Lowest contract charges                  330,734        1.329120           439,584
    Highest contract charges                     19,577        1.193507            23,365
    Remaining contract charges               14,103,511              --        17,653,371
 2006  Lowest contract charges                  349,179        1.452974           507,349
    Highest contract charges                     20,705        1.327784            27,490
    Remaining contract charges               17,513,744              --        24,172,302
 2005  Lowest contract charges                  352,247        1.212343           427,043
    Highest contract charges                     21,978        1.127435            24,779
    Remaining contract charges               21,719,925              --        25,227,367
 2004  Lowest contract charges                  370,431        1.106800           409,991
    Highest contract charges                     21,004        1.047445            22,001
    Remaining contract charges               26,145,705              --        27,994,306
 2003  Lowest contract charges                  379,106        0.993064           376,476
    Highest contract charges                        538        0.960838               517
    Remaining contract charges               24,705,819              --        23,976,018

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2007  Lowest contract charges                0.80%              0.75%              22.40%
    Highest contract charges                  2.24%              0.65%              20.33%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.94%              21.05%
    Highest contract charges                  2.25%              1.67%              19.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              4.03%              17.67%
    Highest contract charges                  2.25%              2.77%              15.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --               22.23%
    Highest contract charges                  2.23%                --               20.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%                --               59.10%
    Highest contract charges                  2.25%                --               56.89%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2007  Lowest contract charges                0.80%              0.05%              (8.52)%
    Highest contract charges                  2.30%              0.05%             (10.11)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.85%              19.85%
    Highest contract charges                  2.30%              1.40%              17.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              3.35%               9.54%
    Highest contract charges                  2.29%              2.88%               7.64%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --               11.45%
    Highest contract charges                  2.28%                --                9.52%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.79%              2.43%              29.25%
    Highest contract charges                  2.28%              2.35%              27.45%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges                1,295,132       $2.337661        $3,027,575
    Highest contract charges                     17,094        2.077724            35,518
    Remaining contract charges               77,071,599              --       170,001,153
 2006  Lowest contract charges                1,549,418        2.220498         3,440,481
    Highest contract charges                     13,216        2.008463            26,552
    Remaining contract charges               95,379,134              --       201,371,197
 2005  Lowest contract charges                1,780,113        2.013151         3,583,636
    Highest contract charges                     15,367        1.853044            28,475
    Remaining contract charges              114,224,545              --       220,260,788
 2004  Lowest contract charges                2,160,971        1.805011         3,900,574
    Highest contract charges                     22,379        1.690766            37,837
    Remaining contract charges              135,320,204              --       235,867,800
 2003  Lowest contract charges                2,169,550        1.612989         3,499,460
    Highest contract charges                        860        1.546677             1,330
    Remaining contract charges              133,003,567              --       208,967,835
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges               11,047,741        1.792067        19,798,291
    Highest contract charges                     97,467        1.103136           107,519
    Remaining contract charges              332,945,783              --       614,465,493
 2006  Lowest contract charges               13,384,065        1.444593        19,334,527
    Highest contract charges                     51,327        0.904949            46,450
    Remaining contract charges              392,379,420              --       588,535,882
 2005  Lowest contract charges                   74,769        1.183402            88,482
    Highest contract charges                     57,306        0.813279            46,606
    Remaining contract charges              466,392,174              --       619,001,709
 2004  Lowest contract charges               16,308,220        1.253542        20,443,039
    Highest contract charges                     68,905        0.813217            56,035
    Remaining contract charges              467,700,671              --       618,924,493
 2003  Lowest contract charges               13,913,505        1.060196        14,751,043
    Highest contract charges                  1,723,586        0.699918         1,206,369
    Remaining contract charges              324,477,566              --       378,580,350

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges                0.80%              0.10%               5.28%
    Highest contract charges                  2.29%                --                3.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.06%              10.30%
    Highest contract charges                  2.30%                --                8.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              0.07%              11.53%
    Highest contract charges                  2.29%                --                9.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              0.06%              11.91%
    Highest contract charges                  2.28%                --                9.96%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.14%              31.26%
    Highest contract charges                  2.19%              0.20%              29.43%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                0.80%              0.05%              24.05%
    Highest contract charges                  2.29%              0.05%              21.90%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.75%              13.24%
    Highest contract charges                  2.30%              0.44%              11.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.39%              3.23%               2.18%
    Highest contract charges                  2.29%              0.42%               0.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              0.57%              18.24%
    Highest contract charges                  2.24%              1.06%              16.19%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.45%              34.49%
    Highest contract charges                  2.13%              0.62%              32.36%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2007  Lowest contract charges        806,563     $0.638298        $514,826
    Highest contract charges           34,267      0.567559          19,448
    Remaining contract charges     81,538,178            --      48,995,846
 2006  Lowest contract charges        918,566      0.565080         519,063
    Highest contract charges           36,554      0.511332          18,691
    Remaining contract charges    107,666,909            --      57,701,946
 2005  Lowest contract charges      1,094,748      0.516172         565,079
    Highest contract charges           39,126      0.475338          18,598
    Remaining contract charges    133,528,608            --      65,886,054
 2004  Lowest contract charges      1,355,138      0.468107         634,350
    Highest contract charges           41,970      0.438692          18,412
    Remaining contract charges    170,270,033            --      76,869,257
 2003  Lowest contract charges      1,548,206      0.465583         720,819
    Highest contract charges        1,490,312      0.444032         661,746
    Remaining contract charges    194,577,468            --      88,242,174
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2007  Lowest contract charges         31,731      1.223354          38,817
    Highest contract charges          125,720      1.310113         164,707
    Remaining contract charges    510,736,836            --     656,548,910
 2006  Lowest contract charges         33,662      1.133664          38,161
    Highest contract charges          158,971      1.237353         196,708
    Remaining contract charges    580,962,093            --     702,171,083
 2005  Lowest contract charges         36,490      1.012174          36,933
    Highest contract charges          168,145      1.125954         189,324
    Remaining contract charges    637,953,524            --     699,389,426
 2004  Lowest contract charges         36,487      0.953484          34,794
    Highest contract charges          140,163      1.081024         151,520
    Remaining contract charges    577,210,610            --     607,968,518
 2003  Lowest contract charges         26,507      0.883048          23,407
    Highest contract charges           77,977      1.020369          79,566
    Remaining contract charges    443,401,122            --     444,152,104

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2007  Lowest contract charges        0.80%               --              12.96%
    Highest contract charges          2.29%               --              11.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%               --               9.48%
    Highest contract charges          2.30%               --               7.57%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             0.28%             10.27%
    Highest contract charges          2.29%             0.03%              8.35%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.80%               --               0.54%
    Highest contract charges          2.29%               --              (1.20)%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.80%               --              60.21%
    Highest contract charges          2.11%               --              57.67%
    Remaining contract charges          --                --                 --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2007  Lowest contract charges        0.40%             1.02%              7.91%
    Highest contract charges          2.30%             0.90%              5.88%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.40%             1.11%             12.00%
    Highest contract charges          2.30%             1.10%              9.89%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%             1.19%              6.16%
    Highest contract charges          2.29%             1.26%              4.16%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.40%             1.16%              7.98%
    Highest contract charges          2.28%            (2.15)%             5.95%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.40%             1.45%             28.31%
    Highest contract charges          2.18%             1.77%             26.02%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges      6,780,686     $1.580478     $10,716,726
    Highest contract charges           70,240      1.436132         100,873
    Remaining contract charges    218,432,909            --     328,272,767
 2006  Lowest contract charges      8,521,860      1.364233      11,625,803
    Highest contract charges          154,582      1.275175         197,116
    Remaining contract charges    259,347,290            --     339,544,517
 2005  Lowest contract charges      9,550,737      1.314555      12,554,965
    Highest contract charges           35,762      1.237093          44,241
    Remaining contract charges    289,950,901            --     369,000,855
 2004  Lowest contract charges      6,747,647      1.266047       8,542,836
    Highest contract charges           43,546      1.212349          52,793
    Remaining contract charges    248,427,412            --     307,199,498
 2003  Lowest contract charges      2,775,711      1.134468       3,148,956
    Highest contract charges           48,678      1.109219          53,995
    Remaining contract charges    138,334,035            --     154,637,271
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges      2,157,650      2.107948       4,548,215
    Highest contract charges           65,181      1.915846         124,876
    Remaining contract charges    223,490,057            --     448,182,685
 2006  Lowest contract charges      2,110,681      1.638923       3,459,244
    Highest contract charges           29,546      1.515854          44,787
    Remaining contract charges    216,039,243            --     339,831,586
 2005  Lowest contract charges      1,684,494      1.474378       2,483,582
    Highest contract charges           23,338      1.387503          32,381
    Remaining contract charges    220,377,309            --     314,347,967
 2004  Lowest contract charges        714,000      1.277822         912,363
    Highest contract charges            3,364      1.223730           4,117
    Remaining contract charges    162,638,414            --     202,879,242
 2003  Lowest contract charges        411,425      1.099190         452,234
    Highest contract charges           64,756      1.074744          69,596
    Remaining contract charges     89,949,092            --      97,370,887

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges        0.80%             0.02%             15.85%
    Highest contract charges          2.21%               --              13.84%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             0.05%              3.78%
    Highest contract charges          2.30%             0.05%              2.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%               --               3.83%
    Highest contract charges          2.30%               --               2.04%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.80%               --              11.60%
    Highest contract charges          2.26%               --               9.66%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.79%               --              31.75%
    Highest contract charges          2.18%               --              29.92%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges        0.80%             0.15%             28.62%
    Highest contract charges          2.29%             0.03%             26.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             0.78%             11.16%
    Highest contract charges          2.30%             0.46%              9.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.79%             0.30%             15.38%
    Highest contract charges          2.25%               --              13.38%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.80%               --              16.25%
    Highest contract charges          2.26%               --              14.24%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.79%               --              42.65%
    Highest contract charges          2.19%               --              40.67%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges      5,661,411     $1.427054      $8,079,140
    Highest contract charges          106,092      1.256502         133,304
    Remaining contract charges    249,715,957            --     340,595,997
 2006  Lowest contract charges      6,621,944      1.399506       9,267,451
    Highest contract charges           17,010      1.253995          21,327
    Remaining contract charges    296,026,871            --     398,562,949
 2005  Lowest contract charges      7,595,721      1.269021       9,639,130
    Highest contract charges          159,569      1.231061         196,439
    Remaining contract charges    329,174,859            --     405,286,769
 2004  Lowest contract charges      8,245,659      1.252573      10,328,292
    Highest contract charges            6,224      1.162544           7,236
    Remaining contract charges    385,958,173            --     473,215,788
 2003  Lowest contract charges      7,574,423      1.175599       8,904,484
    Highest contract charges          199,446      1.175175         234,384
    Remaining contract charges    369,324,199            --     429,033,553
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges         16,621      1.236554          20,552
    Highest contract charges          156,227      0.971269         151,738
    Remaining contract charges    209,642,919            --     527,201,183
 2006  Lowest contract charges         16,620      1.180119          19,614
    Highest contract charges           71,204      1.125560          80,139
    Remaining contract charges    265,000,083            --     639,089,139
 2005  Lowest contract charges         16,620      1.026231          17,055
    Highest contract charges          136,806      0.997555         136,472
    Remaining contract charges    323,091,011            --     696,138,932
 2004  Lowest contract charges         16,622      0.985951          16,387
    Highest contract charges           88,220      0.976788          86,172
    Remaining contract charges    360,158,083            --     785,726,862
 2003  Lowest contract charges      3,354,146      0.874199       2,932,191
    Highest contract charges            1,961      0.905410           1,775
    Remaining contract charges    352,210,318            --     771,875,452

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges        0.80%             7.04%              1.97%
    Highest contract charges          2.26%            21.69%              0.20%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%            14.58%             10.28%
    Highest contract charges          2.29%            15.94%              8.37%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             6.51%              1.31%
    Highest contract charges          2.29%             6.58%             (0.20)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.80%             4.86%              6.55%
    Highest contract charges          2.27%             5.69%              4.70%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.80%             4.01%             22.20%
    Highest contract charges          2.19%             4.87%             20.51%
    Remaining contract charges          --                --                 --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges        0.40%             1.68%              4.78%
    Highest contract charges          2.27%             7.94%              2.55%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.40%             1.76%             15.00%
    Highest contract charges          2.31%             1.35%             12.83%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%             1.93%              4.09%
    Highest contract charges          2.29%             2.24%              2.13%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.40%             4.06%              9.95%
    Highest contract charges          2.27%             2.05%              7.88%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.80%             1.42%             27.11%
    Highest contract charges          2.20%             2.19%             25.35%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2007  Lowest contract charges      5,676,221     $2.078935     $11,800,493
    Highest contract charges          177,309      1.866941         331,026
    Remaining contract charges    299,097,329            --     587,684,333
 2006  Lowest contract charges      5,047,842      1.691257       8,537,199
    Highest contract charges           35,319      1.545615          54,590
    Remaining contract charges    323,139,302            --     520,469,198
 2005  Lowest contract charges      3,793,440      1.373957       5,212,029
    Highest contract charges           31,764      1.277805          40,588
    Remaining contract charges    306,230,839            --     403,747,509
 2004  Lowest contract charges      1,705,242      1.304632       2,224,711
    Highest contract charges           21,694      1.234745          26,787
    Remaining contract charges    187,177,854            --     236,768,127
 2003  Lowest contract charges        418,406      1.054481         441,202
    Highest contract charges          448,890      1.015586         455,886
    Remaining contract charges     96,681,250            --      99,623,089
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges         35,563      2.611404          92,870
    Highest contract charges           18,040      2.283426          41,192
    Remaining contract charges     85,478,214            --     205,811,845
 2006  Lowest contract charges        664,860      2.351455       1,563,389
    Highest contract charges            9,593      2.148944          20,608
    Remaining contract charges    102,732,100            --     230,578,459
 2005  Lowest contract charges        469,120      1.832652         859,737
    Highest contract charges            3,678      1.704431           6,268
    Remaining contract charges     95,644,370            --     168,582,135
 2004  Lowest contract charges        224,936      1.557691         350,389
    Highest contract charges            3,941      1.474252           5,811
    Remaining contract charges     60,890,911            --      91,881,426
 2003  Lowest contract charges         90,483      1.342473         121,471
    Highest contract charges            1,871      1.298923           2,430
    Remaining contract charges     32,992,523            --      43,375,646

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2007  Lowest contract charges        0.80%             0.75%             22.92%
    Highest contract charges          2.28%             1.06%             20.79%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             0.95%             23.09%
    Highest contract charges          2.30%             0.45%             20.96%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.79%             1.05%              5.31%
    Highest contract charges          2.29%             0.57%              3.49%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.79%               --              23.72%
    Highest contract charges          2.25%               --              21.58%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.80%               --              49.82%
    Highest contract charges          2.12%               --              47.45%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges        0.40%             3.43%              8.57%
    Highest contract charges          2.29%             1.48%              6.26%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             2.22%             28.31%
    Highest contract charges          2.30%             1.57%             26.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.79%             3.16%             17.65%
    Highest contract charges          2.29%             2.26%             15.61%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.80%               --              16.03%
    Highest contract charges          2.26%               --              14.02%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.79%             1.33%             52.51%
    Highest contract charges          2.20%             1.01%             50.40%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges          4,418     $1.992965          $8,805
    Highest contract charges           90,760      1.734709         157,442
    Remaining contract charges    478,446,071            --   1,034,622,652
 2006  Lowest contract charges          5,106      1.570299           8,019
    Highest contract charges            4,175      1.396518           5,829
    Remaining contract charges    552,155,183            --     950,929,208
 2005  Lowest contract charges          5,106      1.266757           6,471
    Highest contract charges        3,013,215      1.152197       3,471,817
    Remaining contract charges    582,925,236            --     832,258,656
 2004  Lowest contract charges          5,104      1.109605           5,666
    Highest contract charges        2,375,030      1.030653       2,447,832
    Remaining contract charges    562,540,865            --     737,875,784
 2003  Lowest contract charges      3,103,787      0.855464       2,655,178
    Highest contract charges        1,033,232      0.656540         678,358
    Remaining contract charges    359,838,338            --     483,740,747
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges      4,108,261      3.032307      12,457,510
    Highest contract charges           10,099      1.718555          17,355
    Remaining contract charges    171,968,311            --     695,560,092
 2006  Lowest contract charges      5,023,966      2.651064      13,318,856
    Highest contract charges           10,177      1.529019          15,562
    Remaining contract charges    218,963,709            --     778,396,300
 2005  Lowest contract charges      5,840,837      2.391519      13,968,473
    Highest contract charges           27,938      1.403705          39,217
    Remaining contract charges    266,633,308            --     859,830,782
 2004  Lowest contract charges      6,754,714      2.064266      13,943,521
    Highest contract charges           21,741      1.233002          26,807
    Remaining contract charges    312,112,327            --     873,909,530
 2003  Lowest contract charges      7,731,716      1.787105      13,817,389
    Highest contract charges           25,796      1.086282          28,022
    Remaining contract charges    363,998,611            --     885,605,540

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges        0.40%             1.13%             26.92%
    Highest contract charges          2.28%             1.96%             24.22%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.40%             2.70%             23.96%
    Highest contract charges          3.42%               --              21.33%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%               --              14.16%
    Highest contract charges          2.24%               --              11.79%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.39%             0.84%             17.61%
    Highest contract charges          2.22%             1.12%             15.17%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.80%             0.96%             32.04%
    Highest contract charges          2.14%             1.32%             29.95%
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges        0.80%             0.45%             14.38%
    Highest contract charges          2.29%             0.23%             12.40%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             1.04%             10.85%
    Highest contract charges          2.31%             0.35%              8.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             0.39%             15.85%
    Highest contract charges          2.29%             0.07%             13.85%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.80%             0.26%             15.51%
    Highest contract charges          2.29%             0.15%             13.51%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.80%             0.25%             36.58%
    Highest contract charges          2.14%               --              34.41%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges          5,337     $1.868477          $9,971
    Highest contract charges          246,738      1.633867         403,137
    Remaining contract charges    348,006,995            --     601,227,302
 2006  Lowest contract charges          7,890      1.836864          14,494
    Highest contract charges           21,908      1.641155          35,958
    Remaining contract charges    426,450,146            --     732,768,892
 2005  Lowest contract charges          7,890      1.564501          12,343
    Highest contract charges            9,041      1.428172          12,912
    Remaining contract charges    510,154,563            --     755,207,381
 2004  Lowest contract charges          7,889      1.428140          11,269
    Highest contract charges            9,574      1.332026          12,753
    Remaining contract charges    612,020,788            --     836,819,540
 2003  Lowest contract charges          2,743      1.232914           3,381
    Highest contract charges           83,328      1.180250          98,348
    Remaining contract charges    541,344,418            --     647,204,394
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges         95,842      1.158680         111,059
    Highest contract charges               32      1.094892              35
    Remaining contract charges    405,232,866            --     586,603,134
 2006  Lowest contract charges        177,253      1.108511         196,487
    Highest contract charges           23,778      0.985873          23,453
    Remaining contract charges    327,961,526            --     467,011,109
 2005  Lowest contract charges            944      1.062963           1,016
    Highest contract charges           22,172      0.965887          21,415
    Remaining contract charges    292,511,953            --     407,864,229
 2004  Lowest contract charges            942      1.037708             989
    Highest contract charges           15,514      0.963422          14,947
    Remaining contract charges    317,378,466            --     443,754,331
 2003  Lowest contract charges         26,057      1.032133          26,894
    Highest contract charges          118,895      1.095596         130,261
    Remaining contract charges    364,952,623            --     543,786,675

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges        0.40%             0.45%              1.72%
    Highest contract charges          2.27%             0.94%             (0.44)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.40%             0.93%             17.41%
    Highest contract charges          2.31%             0.56%             14.91%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%             0.60%              9.55%
    Highest contract charges          2.29%             0.10%              7.22%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.40%             0.13%             15.84%
    Highest contract charges          2.28%             0.01%             13.37%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.39%               --              42.72%
    Highest contract charges          2.18%               --              40.18%
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges        0.40%             4.83%              4.53%
    Highest contract charges          1.48%             2.22%              2.51%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.39%             4.64%              4.29%
    Highest contract charges          2.30%             4.35%              2.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%             2.66%              2.43%
    Highest contract charges          2.29%             2.61%              0.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.40%             0.82%              0.54%
    Highest contract charges          2.28%             0.95%             (1.60)%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.40%             0.75%              0.35%
    Highest contract charges          2.19%             0.70%             (1.44)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2007  Lowest contract charges      1,271,870     $1.429010      $1,817,514
    Highest contract charges           72,926      1.305992          95,241
    Remaining contract charges    113,106,984            --     207,316,644
 2006  Lowest contract charges      1,255,571      1.393237       1,749,308
    Highest contract charges           73,920      1.292541          95,546
    Remaining contract charges    139,194,807            --     252,416,620
 2005  Lowest contract charges      1,309,743      1.341718       1,757,307
    Highest contract charges           71,620      1.263558          90,496
    Remaining contract charges    170,750,925            --     298,611,738
 2004  Lowest contract charges      1,364,567      1.321277       1,802,969
    Highest contract charges           68,988      1.263109          87,139
    Remaining contract charges    194,181,760            --     340,656,492
 2003  Lowest contract charges         26,327      1.145846          30,167
    Highest contract charges           24,147      1.241352          29,975
    Remaining contract charges    212,508,051            --     376,945,104
HARTFORD SMALL COMPANY HLS
 FUND
 2007  Lowest contract charges          2,903      1.786056           5,184
    Highest contract charges            3,953      1.554260           6,145
    Remaining contract charges    256,496,546            --     499,945,750
 2006  Lowest contract charges          4,679      1.569870           7,345
    Highest contract charges            4,049      1.395829           5,655
    Remaining contract charges    314,987,152            --     545,367,296
 2005  Lowest contract charges          4,679      1.377449           6,436
    Highest contract charges            4,316      1.251419           5,401
    Remaining contract charges    349,912,679            --     544,552,943
 2004  Lowest contract charges          4,682      1.142876           5,347
    Highest contract charges           53,486      1.060853          56,741
    Remaining contract charges    437,465,686            --     566,196,815
 2003  Lowest contract charges      3,676,318      1.062582       3,906,390
    Highest contract charges           49,486      1.185537          58,668
    Remaining contract charges    462,442,634            --     553,644,793

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2007  Lowest contract charges        0.80%             5.56%              2.57%
    Highest contract charges          2.29%             5.34%              1.04%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%            10.37%              3.84%
    Highest contract charges          2.30%            10.48%              2.29%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             4.06%              1.55%
    Highest contract charges          2.29%             4.05%              0.04%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.80%             4.66%              3.29%
    Highest contract charges          2.28%             3.73%              1.75%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.40%             5.85%              1.88%
    Highest contract charges          2.21%             3.97%              0.06%
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS
 FUND
 2007  Lowest contract charges        0.40%             0.18%             13.77%
    Highest contract charges          2.29%               --              11.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.40%             0.19%             13.97%
    Highest contract charges          2.30%             0.10%             11.54%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%               --              20.53%
    Highest contract charges          2.29%               --              17.96%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.40%               --              11.73%
    Highest contract charges          2.26%               --               9.36%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.80%               --              54.63%
    Highest contract charges          2.18%               --              52.48%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2007  Lowest contract charges          2,390     $1.451170          $3,469
    Highest contract charges          119,642      1.294836         154,916
    Remaining contract charges    219,178,458            --     295,811,183
 2006  Lowest contract charges          4,285      1.484315           6,361
    Highest contract charges           26,523      1.353222          35,892
    Remaining contract charges    258,815,780            --     361,695,744
 2005  Lowest contract charges         67,125      1.394629          93,612
    Highest contract charges           23,340      1.299100          30,321
    Remaining contract charges    316,924,437            --     421,505,848
 2004  Lowest contract charges          4,286      1.261210           5,405
    Highest contract charges           32,309      1.199985          38,770
    Remaining contract charges    257,627,961            --     314,116,886
 2003  Lowest contract charges        224,898      1.089679         245,067
    Highest contract charges           43,261      1.065429          46,092
    Remaining contract charges    110,186,728            --     118,527,859
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges     30,831,214      1.155697      35,631,544
    Highest contract charges          104,233      1.119452         116,683
    Remaining contract charges    848,396,388            --   2,221,705,209
 2006  Lowest contract charges     38,197,314      1.100045      42,018,765
    Highest contract charges          160,483      1.081649         173,584
    Remaining contract charges  1,024,827,494            --   2,633,272,546
 2005  Lowest contract charges     44,472,975      0.967155      43,012,261
    Highest contract charges          211,277      0.965353         203,957
    Remaining contract charges  1,207,020,400            --   2,830,366,244
 2004  Lowest contract charges         25,579      0.891825          22,812
    Highest contract charges          172,182      0.901119         155,157
    Remaining contract charges  1,333,776,892            --   3,118,306,073
 2003  Lowest contract charges         25,578      0.859567          21,986
    Highest contract charges           51,081      0.885188          45,216
    Remaining contract charges  1,182,412,244            --   3,203,380,573

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2007  Lowest contract charges        0.40%             0.20%             (2.23)%
    Highest contract charges          2.28%             0.06%             (4.32)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.43%             0.12%              6.43%
    Highest contract charges          2.30%             0.13%              4.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%             1.35%             10.58%
    Highest contract charges          2.30%             0.13%              8.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.39%               --              14.97%
    Highest contract charges          2.26%               --              12.53%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.79%               --              48.86%
    Highest contract charges          2.19%               --              46.80%
    Remaining contract charges          --                --                 --
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges        0.80%             0.95%              5.06%
    Highest contract charges          2.30%             0.84%              3.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             1.28%             13.74%
    Highest contract charges          2.31%             1.26%             12.05%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             1.81%              8.75%
    Highest contract charges          2.29%             2.04%              7.13%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.40%             1.11%              3.75%
    Highest contract charges          2.27%             2.04%              1.80%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.40%             1.23%             25.97%
    Highest contract charges          2.19%             1.50%             23.72%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2007  Lowest contract charges      2,775,107     $1.187797      $3,296,264
    Highest contract charges           66,172      1.079606          71,440
    Remaining contract charges    389,304,635            --     438,325,433
 2006  Lowest contract charges         15,382      1.168739          17,978
    Highest contract charges            8,834      1.061041           9,374
    Remaining contract charges    382,046,433            --     419,522,426
 2005  Lowest contract charges         38,680      1.128153          43,638
    Highest contract charges          127,202      1.054831         134,177
    Remaining contract charges    428,394,902            --     460,266,693
 2004  Lowest contract charges         38,679      1.115348          43,143
    Highest contract charges          103,464      1.062866         109,968
    Remaining contract charges    396,619,591            --     427,181,914
 2003  Lowest contract charges         65,824      1.097111          72,217
    Highest contract charges           97,817      1.065542         104,228
    Remaining contract charges    349,333,923            --     375,445,618
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges      3,069,643      1.511924       4,641,069
    Highest contract charges          118,757      1.357794         161,247
    Remaining contract charges    164,373,632            --     235,021,832
 2006  Lowest contract charges      3,662,763      1.398501       5,122,378
    Highest contract charges           56,509      1.278119          72,222
    Remaining contract charges    195,142,142            --     260,179,394
 2005  Lowest contract charges      3,769,919      1.157179       4,362,469
    Highest contract charges            9,456      1.076228          10,177
    Remaining contract charges    194,687,029            --     216,470,014
 2004  Lowest contract charges      3,214,557      1.078739       3,467,669
    Highest contract charges            9,456      1.020970           9,654
    Remaining contract charges    186,251,534            --     194,722,505
 2003  Lowest contract charges      3,076,785      0.982249       3,022,169
    Highest contract charges           51,218      0.950372          48,677
    Remaining contract charges    172,299,593            --     165,563,822

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2007  Lowest contract charges        0.80%             4.02%              3.55%
    Highest contract charges          2.26%             2.23%              1.75%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.41%             3.47%              3.60%
    Highest contract charges          2.51%               --               1.40%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%             2.90%              1.15%
    Highest contract charges          2.29%             3.06%             (0.76)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.40%             4.07%              1.66%
    Highest contract charges          2.27%             4.05%             (0.25)%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.40%             1.59%              1.74%
    Highest contract charges          2.20%             2.11%             (0.08)%
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges        0.80%             1.18%              8.11%
    Highest contract charges          2.29%             1.47%              6.23%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             1.27%             20.85%
    Highest contract charges          2.30%             1.48%             18.76%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             2.56%              7.27%
    Highest contract charges          2.29%             2.00%              5.41%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.80%             0.31%              9.82%
    Highest contract charges          2.24%               --               7.92%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.80%             0.87%             27.58%
    Highest contract charges          2.18%             1.19%             25.81%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges      2,147,674     $1.565461      $3,362,100
    Highest contract charges           57,044      1.422501          81,145
    Remaining contract charges    154,368,903            --     230,758,124
 2006  Lowest contract charges      2,274,890      1.684010       3,830,938
    Highest contract charges           12,348      1.557284          19,231
    Remaining contract charges    189,609,916            --     306,894,358
 2005  Lowest contract charges      2,098,093      1.426212       2,992,325
    Highest contract charges            5,032      1.342164           6,754
    Remaining contract charges    196,634,004            --     271,497,974
 2004  Lowest contract charges        456,563      1.327201         605,955
    Highest contract charges           91,095      1.278344         116,451
    Remaining contract charges    114,302,645            --     148,179,214
 2003  Lowest contract charges        152,768      1.125434         171,930
    Highest contract charges           41,721      1.100381          45,909
    Remaining contract charges     50,355,282            --      55,831,022
HARTFORD EQUITY INCOME HLS
 FUND
 2007  Lowest contract charges     16,304,389      1.542825      25,154,820
    Highest contract charges           18,159      1.446829          26,273
    Remaining contract charges    185,493,456            --     278,516,494
 2006  Lowest contract charges     15,408,931      1.454231      22,408,146
    Highest contract charges            4,956      1.376206           6,820
    Remaining contract charges    217,937,386            --     309,732,754
 2005  Lowest contract charges     13,837,423      1.213565      16,792,615
    Highest contract charges           78,552      1.175050          92,302
    Remaining contract charges    193,270,343            --     230,877,864
 2004  Lowest contract charges      7,147,978      1.167130       8,342,618
    Highest contract charges           69,508      1.147159          79,737
    Remaining contract charges     69,987,360            --      81,020,311
 2003  Lowest contract charges        138,594      1.075091         149,001
    Highest contract charges            7,893      1.072753           8,467
    Remaining contract charges      4,650,025            --       4,993,276

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges        0.80%             1.19%             (7.04)%
    Highest contract charges          2.28%             2.58%             (8.66)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             1.38%             18.08%
    Highest contract charges          2.30%             1.03%             16.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.79%             1.88%              7.46%
    Highest contract charges          2.26%             1.28%              5.60%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.79%             0.29%             17.93%
    Highest contract charges          2.26%             0.25%             16.17%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.79%             0.43%             40.75%
    Highest contract charges          2.18%             0.59%             38.79%
    Remaining contract charges          --                --                 --
HARTFORD EQUITY INCOME HLS
 FUND
 2007  Lowest contract charges        0.80%             2.17%              6.09%
    Highest contract charges          2.30%            17.53%              4.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.80%             2.08%             19.83%
    Highest contract charges          2.33%             1.87%             17.76%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.79%             2.04%              3.98%
    Highest contract charges          2.29%             1.69%              2.43%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.79%             2.21%              8.56%
    Highest contract charges          2.28%             1.79%              6.95%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.13%             0.23%              7.51%
    Highest contract charges          0.36%             0.25%              7.28%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2007  Lowest contract charges        506,544     $1.580315        $800,498
    Highest contract charges           16,138      1.914315          30,893
    Remaining contract charges      1,003,904            --       1,639,117
 2006  Lowest contract charges        565,434      1.169006         660,995
    Highest contract charges           15,238      1.428852          21,773
    Remaining contract charges      1,013,128            --       1,223,465
 2005  Lowest contract charges        544,192      0.970165         527,956
    Highest contract charges           80,760      0.940437          75,950
    Remaining contract charges        985,130            --       1,002,944
 2004  Lowest contract charges        597,053      0.853719         509,714
    Highest contract charges           11,108      1.062435          11,802
    Remaining contract charges        925,047            --         821,406
 2003  Lowest contract charges        614,675      0.750243         461,156
    Highest contract charges           11,870      0.942094          11,183
    Remaining contract charges        839,392            --         660,334
BLACKROCK LARGE CAP GROWTH V.
 I. FUND
 2007  Lowest contract charges        754,871      1.084639         818,762
    Highest contract charges          242,990      1.260229         306,223
    Remaining contract charges      2,113,306            --       2,406,974
 2006  Lowest contract charges        902,791      1.013309         914,806
    Highest contract charges          238,989      1.187980         283,913
    Remaining contract charges      2,412,238            --       2,588,383
 2005  Lowest contract charges      1,000,959      0.957033         957,950
    Highest contract charges          224,592      1.132150         254,272
    Remaining contract charges      2,714,278            --       2,764,604
 2004  Lowest contract charges      1,238,203      0.875864       1,084,498
    Highest contract charges          246,043      1.045485         257,234
    Remaining contract charges      2,720,813            --       2,563,387
 2003  Lowest contract charges      1,309,622      0.827154       1,083,259
    Highest contract charges          263,758      0.996266         262,773
    Remaining contract charges      2,746,223            --       2,462,570

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2007  Lowest contract charges        1.25%             0.98%             35.19%
    Highest contract charges          2.14%             1.15%             33.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%             0.97%             20.50%
    Highest contract charges          2.14%             0.88%             19.42%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%             1.16%             13.64%
    Highest contract charges          1.94%             1.19%             12.85%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.25%             1.63%             13.79%
    Highest contract charges          2.15%             1.61%             12.77%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.25%             1.04%             31.90%
    Highest contract charges          2.15%             1.06%             30.72%
    Remaining contract charges          --                --                 --
BLACKROCK LARGE CAP GROWTH V.
 I. FUND
 2007  Lowest contract charges        1.25%             0.26%              7.04%
    Highest contract charges          2.14%             0.30%              6.08%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.25%             0.27%              5.88%
    Highest contract charges          2.15%             0.29%              4.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.25%             0.17%              9.27%
    Highest contract charges          2.14%             0.18%              8.29%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.25%             0.23%              5.89%
    Highest contract charges          2.15%             0.23%              4.94%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.25%             0.60%             33.08%
    Highest contract charges          2.14%             0.84%             31.88%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges          4,895     $1.528653          $7,483
    Highest contract charges            9,953      1.478315          14,713
    Remaining contract charges        144,856            --         233,180
 2006  Lowest contract charges         21,246      1.408453          29,924
    Highest contract charges            2,907      1.373692           3,992
    Remaining contract charges        174,111            --         244,793
 2005  Lowest contract charges         71,756      1.257835          90,256
    Highest contract charges            3,102      1.253519           3,889
    Remaining contract charges        278,449            --         349,087
 2004  Lowest contract charges         45,830      1.052438          48,234
    Highest contract charges           45,999      1.036516          47,679
    Remaining contract charges        184,733            --         195,970
 2003  Lowest contract charges         61,536      0.925485          56,951
    Highest contract charges           30,487      0.916041          27,927
    Remaining contract charges        199,725            --         186,938
JENNISON PORTFOLIO
 2007  Lowest contract charges        135,145      0.723789          97,816
    Highest contract charges           14,254      0.989238          14,101
    Remaining contract charges        176,832            --         160,341
 2006  Lowest contract charges        152,722      0.658283         100,534
    Highest contract charges           24,728      0.906033          22,405
    Remaining contract charges        294,083            --         270,061
 2005  Lowest contract charges        189,394      0.658888         124,790
    Highest contract charges           45,040      0.913254          41,133
    Remaining contract charges        695,601            --         593,069
 2004  Lowest contract charges        187,426      0.586296         109,886
    Highest contract charges           45,057      0.818336          36,872
    Remaining contract charges        862,108            --         642,217
 2003  Lowest contract charges        220,306      0.544644         119,988
    Highest contract charges           45,074      0.765556          34,507
    Remaining contract charges        937,785            --         649,337

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges        1.45%             0.06%              8.53%
    Highest contract charges          2.28%             0.14%              7.62%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.45%               --              11.97%
    Highest contract charges          2.28%               --              11.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.44%               --              19.52%
    Highest contract charges          1.92%               --              18.86%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.45%               --              13.72%
    Highest contract charges          1.94%               --              13.15%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.45%               --              26.95%
    Highest contract charges          1.94%               --              26.31%
    Remaining contract charges          --                --                 --
JENNISON PORTFOLIO
 2007  Lowest contract charges        1.45%               --               9.95%
    Highest contract charges          2.15%               --               9.18%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.45%               --              (0.09)%
    Highest contract charges          2.15%               --              (0.79)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.44%               --              12.38%
    Highest contract charges          2.14%               --              11.60%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.45%             0.04%              7.65%
    Highest contract charges          2.15%             0.04%              6.89%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.45%               --              27.74%
    Highest contract charges          2.14%               --              26.85%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges        105,882     $1.414156        $149,734
    Highest contract charges            7,533      1.373749          10,348
    Remaining contract charges         70,141            --          97,243
 2006  Lowest contract charges        126,698      1.395399         176,794
    Highest contract charges            7,339      1.362323           9,999
    Remaining contract charges        325,720            --         446,895
 2005  Lowest contract charges        165,811      1.185487         196,566
    Highest contract charges            7,746      1.163189           9,010
    Remaining contract charges        406,084            --         473,805
 2004  Lowest contract charges        210,550      1.034969         217,913
    Highest contract charges            8,530      1.020594           8,705
    Remaining contract charges        434,659            --         444,260
 2003  Lowest contract charges        220,087      0.906539         199,517
    Highest contract charges            9,366      0.898432           8,415
    Remaining contract charges        424,004            --         380,893
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2007  Lowest contract charges          1,069      1.403518           1,500
    Highest contract charges           11,332      1.331283          15,086
    Remaining contract charges        143,653            --         197,002
 2006  Lowest contract charges            862      1.195379           1,030
    Highest contract charges            7,531      1.143533           8,612
    Remaining contract charges        223,328            --         261,864
 2005  Lowest contract charges            615      1.006610             619
    Highest contract charges           16,968      0.978494          16,603
    Remaining contract charges        560,252            --         554,862
 2004  Lowest contract charges            317      0.881989             280
    Highest contract charges           17,705      0.863380          15,286
    Remaining contract charges        532,478            --         463,691
 2003  Lowest contract charges            745      0.770623             574
    Highest contract charges           18,429      0.759647          13,999
    Remaining contract charges        390,776            --         298,376

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges        1.45%             0.91%              1.34%
    Highest contract charges          1.94%             1.05%              0.84%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.45%             1.03%             17.71%
    Highest contract charges          1.95%             0.99%             17.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.45%             0.70%             14.54%
    Highest contract charges          1.94%             0.81%             13.97%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.45%             0.94%             14.17%
    Highest contract charges          1.95%             0.92%             13.60%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.45%             1.16%             25.80%
    Highest contract charges          1.80%             8.90%             25.17%
    Remaining contract charges          --                --                 --
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2007  Lowest contract charges        1.44%             0.41%             17.41%
    Highest contract charges          2.29%             0.39%             16.42%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.46%             1.31%             18.75%
    Highest contract charges          2.28%             1.63%             17.75%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.41%             0.18%             14.13%
    Highest contract charges          2.14%             0.22%             13.33%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.42%               --              14.45%
    Highest contract charges          2.15%               --              13.66%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.40%               --              37.14%
    Highest contract charges          2.13%               --              36.18%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        114,465     $1.417654        $162,272
    Highest contract charges            8,412      1.330421          11,191
    Remaining contract charges     20,778,072            --      28,481,696
 2006  Lowest contract charges        107,619      1.332802         143,435
    Highest contract charges            8,411      1.265254          10,643
    Remaining contract charges     28,001,892            --      36,278,980
 2005  Lowest contract charges        105,597      1.202275         126,957
    Highest contract charges            8,412      1.154526           9,711
    Remaining contract charges     33,032,521            --      38,835,823
 2004  Lowest contract charges        141,888      1.158419         164,364
    Highest contract charges            8,412      1.125266           9,465
    Remaining contract charges     35,282,405            --      40,207,555
 2003  Lowest contract charges          3,384      1.071693           3,626
    Highest contract charges          784,006      1.053054         825,601
    Remaining contract charges     28,598,650            --      30,335,750
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2007  Lowest contract charges        207,899      1.257584         261,450
    Highest contract charges          296,802      1.184871         351,672
    Remaining contract charges     14,987,120            --      18,207,295
 2006  Lowest contract charges        273,838      1.197937         328,040
    Highest contract charges          285,201      1.140587         325,298
    Remaining contract charges     16,619,305            --      19,353,994
 2005  Lowest contract charges        253,861      1.166838         296,215
    Highest contract charges          290,032      1.122706         325,620
    Remaining contract charges     16,881,412            --      19,267,272
 2004  Lowest contract charges        250,094      1.158038         289,618
    Highest contract charges          234,686      1.126001         264,257
    Remaining contract charges     16,270,467            --      18,535,454
 2003  Lowest contract charges         43,687      1.122119          49,022
    Highest contract charges          306,516      1.102596         337,963
    Remaining contract charges      9,630,973            --      10,700,849

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        1.15%             2.26%              6.37%
    Highest contract charges          2.29%             2.25%              5.15%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.34%             10.86%
    Highest contract charges          2.30%             2.32%              9.59%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.15%             2.02%              3.79%
    Highest contract charges          2.29%             2.07%              2.60%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.14%             2.31%              8.09%
    Highest contract charges          2.24%             3.98%              6.86%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.76%             2.15%             16.39%
    Highest contract charges          2.13%             1.79%             19.50%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2007  Lowest contract charges        1.15%             4.57%              4.98%
    Highest contract charges          2.19%             4.57%              3.88%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             4.39%              2.67%
    Highest contract charges          2.20%             4.38%              1.59%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.15%             3.68%              0.76%
    Highest contract charges          2.19%             3.68%             (0.29)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.14%             3.32%              3.20%
    Highest contract charges          2.18%             3.37%              2.12%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.76%             2.06%              2.33%
    Highest contract charges          2.14%             3.76%              6.11%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2007  Lowest contract charges         64,276     $1.441381         $92,646
    Highest contract charges            9,330      1.352665          12,621
    Remaining contract charges      9,696,801            --      13,507,800
 2006  Lowest contract charges         69,430      1.418348          98,476
    Highest contract charges            9,331      1.346445          12,562
    Remaining contract charges     11,892,211            --      16,399,606
 2005  Lowest contract charges         71,134      1.210244          86,088
    Highest contract charges            9,330      1.162168          10,843
    Remaining contract charges     16,302,407            --      19,288,905
 2004  Lowest contract charges         72,773      1.161788          84,547
    Highest contract charges            9,330      1.128534          10,530
    Remaining contract charges     18,167,266            --      20,756,925
 2003  Lowest contract charges         35,587      1.057980          37,650
    Highest contract charges           95,511      1.039584          99,292
    Remaining contract charges     11,884,244            --      12,441,239
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2007  Lowest contract charges          6,119      1.305124           7,985
    Highest contract charges              213      1.229673             262
    Remaining contract charges      2,852,530            --       3,602,639
 2006  Lowest contract charges          5,171      1.335887           6,907
    Highest contract charges              727      1.271941             928
    Remaining contract charges      3,249,983            --       4,225,440
 2005  Lowest contract charges         26,185      1.106577          28,973
    Highest contract charges            2,263      1.064722           2,410
    Remaining contract charges      3,097,701            --       3,360,511
 2004  Lowest contract charges         23,664      1.085654          25,690
    Highest contract charges            3,107      1.055621           3,280
    Remaining contract charges      2,314,896            --       2,478,523
 2003  Lowest contract charges        229,232      0.986725         226,188
    Highest contract charges           37,452      0.971940          36,401
    Remaining contract charges      1,790,795            --       1,751,512

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2007  Lowest contract charges        1.15%             1.50%              1.62%
    Highest contract charges          2.29%             1.52%              0.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.57%             17.20%
    Highest contract charges          2.30%             1.57%             15.86%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.15%             1.45%              4.17%
    Highest contract charges          2.29%             1.45%              2.98%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.15%             1.66%              9.81%
    Highest contract charges          2.24%             3.05%              8.56%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.75%             1.64%             22.30%
    Highest contract charges          2.11%             1.99%             23.53%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2007  Lowest contract charges        1.15%             1.09%             (2.30)%
    Highest contract charges          2.21%             0.85%             (3.32)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.27%             20.72%
    Highest contract charges          2.22%             1.24%             19.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.15%             0.80%              1.93%
    Highest contract charges          2.20%             0.74%              0.86%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.15%             1.81%              9.95%
    Highest contract charges          2.15%             2.52%              8.80%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.24%             1.76%             24.01%
    Highest contract charges          1.33%             1.63%             21.42%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2007  Lowest contract charges          1,209     $1.143314          $1,382
    Highest contract charges            5,337      1.077183           5,749
    Remaining contract charges        857,766            --         947,020
 2006  Lowest contract charges        109,023      1.130449         123,245
    Highest contract charges            5,338      1.076309           5,744
    Remaining contract charges        888,847            --         976,349
 2005  Lowest contract charges         88,375      0.988859          87,389
    Highest contract charges            5,337      0.951443           5,078
    Remaining contract charges        939,768            --         908,950
 2004  Lowest contract charges         70,066      1.023210          71,692
    Highest contract charges            3,572      0.998161           3,565
    Remaining contract charges      1,105,672            --       1,113,474
 2003  Lowest contract charges         34,897      0.954392          33,305
    Highest contract charges            3,576      0.940077           3,362
    Remaining contract charges        774,143            --         731,915
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2007  Lowest contract charges        144,771      1.631868         236,247
    Highest contract charges          168,043      1.537598         258,383
    Remaining contract charges      6,111,958            --       9,643,686
 2006  Lowest contract charges        167,092      1.465147         244,815
    Highest contract charges          179,430      1.395064         250,316
    Remaining contract charges      7,170,864            --      10,214,499
 2005  Lowest contract charges        175,587      1.226820         215,414
    Highest contract charges          194,472      1.180456         229,566
    Remaining contract charges      7,867,362            --       9,435,280
 2004  Lowest contract charges        128,872      1.131448         145,811
    Highest contract charges          114,066      1.100168         125,492
    Remaining contract charges      5,521,058            --       6,141,680
 2003  Lowest contract charges          3,398      1.043964           3,548
    Highest contract charges            1,477      1.025816           1,515
    Remaining contract charges      2,398,288            --       2,477,934

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2007  Lowest contract charges        1.17%               --               1.14%
    Highest contract charges          2.19%               --               0.08%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.82%             14.32%
    Highest contract charges          2.20%             0.73%             13.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.14%             0.63%             (3.36)%
    Highest contract charges          2.19%             0.59%             (4.37)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.14%               --               7.14%
    Highest contract charges          2.05%               --               6.18%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.25%               --              22.05%
    Highest contract charges          1.37%               --              16.32%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2007  Lowest contract charges        1.15%             0.01%             11.38%
    Highest contract charges          2.19%             0.01%             10.22%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.72%             19.43%
    Highest contract charges          2.20%             1.68%             18.18%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.14%             2.02%              8.43%
    Highest contract charges          2.19%             2.16%              7.30%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.12%             0.19%              8.38%
    Highest contract charges          2.17%             0.04%              7.25%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.75%               --              31.13%
    Highest contract charges          2.12%             0.36%             28.67%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2007  Lowest contract charges        180,459     $1.148817        $207,315
    Highest contract charges           95,283      1.082387         103,133
    Remaining contract charges     15,368,127            --      17,065,312
 2006  Lowest contract charges        184,491      1.079893         199,231
    Highest contract charges           94,687      1.028188          97,356
    Remaining contract charges     18,927,698            --      19,879,106
 2005  Lowest contract charges        161,750      1.067331         172,640
    Highest contract charges           95,329      1.026960          97,899
    Remaining contract charges     23,545,603            --      24,575,441
 2004  Lowest contract charges        146,941      1.021457         150,094
    Highest contract charges          102,175      0.993195         101,480
    Remaining contract charges     27,779,403            --      27,909,875
 2003  Lowest contract charges         39,960      1.000693          39,988
    Highest contract charges           91,949      0.983280          90,412
    Remaining contract charges     20,411,588            --      20,211,359
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2007  Lowest contract charges            487      1.066722             512
    Highest contract charges           73,360      1.020037          74,830
    Remaining contract charges      2,969,925            --       3,071,851
 2006  Lowest contract charges            489      1.032532             505
    Highest contract charges           22,832      0.994769          22,711
    Remaining contract charges      4,734,947            --       4,774,203
 2005  Lowest contract charges            491      1.001103             491
    Highest contract charges           41,224      0.966778          39,854
    Remaining contract charges      6,119,103            --       6,012,749
 2004  Lowest contract charges         68,987      0.988240          68,174
    Highest contract charges           46,255      0.962979          44,543
    Remaining contract charges      4,434,099            --       4,328,793
 2003  Lowest contract charges         19,943      0.994392          19,831
    Highest contract charges           78,870      0.977074          77,062
    Remaining contract charges      5,121,555            --       5,052,534

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2007  Lowest contract charges        1.15%               --               6.38%
    Highest contract charges          2.19%               --               5.27%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --               1.18%
    Highest contract charges          2.20%               --               0.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.15%             0.18%              4.49%
    Highest contract charges          2.19%             0.18%              3.40%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.15%               --               2.08%
    Highest contract charges          2.18%               --               1.01%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.75%               --              18.69%
    Highest contract charges          2.11%               --              23.60%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2007  Lowest contract charges        1.32%             4.38%              3.31%
    Highest contract charges          1.99%             4.48%              2.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.36%             4.27%              3.14%
    Highest contract charges          2.00%             4.33%              2.37%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.28%             1.98%              1.30%
    Highest contract charges          2.15%             2.51%              0.40%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.25%             0.69%             (0.55)%
    Highest contract charges          2.15%             0.67%             (1.44)%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.74%             0.25%             (0.49)%
    Highest contract charges          2.14%             0.46%             (1.63)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2007  Lowest contract charges         30,166     $1.598511         $48,220
    Highest contract charges           51,954      1.506079          78,247
    Remaining contract charges      2,709,880            --       4,187,963
 2006  Lowest contract charges         60,368      1.420762          85,769
    Highest contract charges           61,869      1.352734          83,693
    Remaining contract charges      3,681,882            --       5,088,189
 2005  Lowest contract charges         58,158      1.170801          68,092
    Highest contract charges           60,993      1.126515          68,709
    Remaining contract charges      4,126,321            --       4,724,084
 2004  Lowest contract charges         43,499      1.114753          48,491
    Highest contract charges           43,728      1.083908          47,397
    Remaining contract charges      4,112,810            --       4,510,458
 2003  Lowest contract charges          3,502      0.991168           3,471
    Highest contract charges            1,666      0.973914           1,623
    Remaining contract charges      2,682,783            --       2,632,720
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2007  Lowest contract charges            187     15.443882           2,902
    Highest contract charges            8,001     15.147374         121,188
    Remaining contract charges         31,474            --         480,505
 2006  Lowest contract charges            188     12.771333           2,400
    Highest contract charges              993     12.570422          12,466
    Remaining contract charges         27,287            --         345,262
 2005  Lowest contract charges          2,415     11.262190          27,196
    Highest contract charges            1,040     11.202980          11,647
    Remaining contract charges         10,678            --         119,879
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2007  Lowest contract charges          2,897     13.605746          39,418
    Highest contract charges            1,557     13.327333          20,750
    Remaining contract charges         58,730            --         787,379
 2006  Lowest contract charges            204     13.859145           2,825
    Highest contract charges           15,723     13.695397         215,336
    Remaining contract charges         38,122            --         523,686
 2005  Lowest contract charges          2,328     12.093359          28,159
    Highest contract charges           11,284     12.072150         136,226
    Remaining contract charges          2,540            --          30,689

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2007  Lowest contract charges        1.15%               --              12.51%
    Highest contract charges          2.20%               --              11.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              21.35%
    Highest contract charges          2.20%               --              20.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.14%               --               5.03%
    Highest contract charges          2.19%               --               3.93%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.13%               --              12.47%
    Highest contract charges          2.18%               --              11.29%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.75%               --              35.59%
    Highest contract charges          2.13%               --              39.25%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2007  Lowest contract charges        1.15%               --              20.93%
    Highest contract charges          1.90%               --              20.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.23%               --              13.33%
    Highest contract charges          2.15%               --              12.21%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.17%               --               7.00%
    Highest contract charges          2.10%               --               6.53%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2007  Lowest contract charges        1.14%             0.02%             (1.83)%
    Highest contract charges          1.84%               --              (2.61)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.22%               --              14.40%
    Highest contract charges          1.89%               --              13.55%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.42%               --              11.72%
    Highest contract charges          1.68%               --              11.56%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2007  Lowest contract charges         13,241    $12.674245        $167,834
    Highest contract charges            2,069     12.446934          25,748
    Remaining contract charges         11,268            --         140,964
 2006  Lowest contract charges         13,242     12.035193         159,372
    Highest contract charges            5,611     11.911783          66,838
    Remaining contract charges          4,488            --          53,799
 2005  Lowest contract charges          2,488     10.859653          27,021
    Highest contract charges            4,953     10.818375          53,583
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2007  Lowest contract charges        1.25%             0.60%              5.31%
    Highest contract charges          1.93%             0.76%              4.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.24%               --              10.83%
    Highest contract charges          1.90%               --              10.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.17%               --               5.12%
    Highest contract charges          1.79%               --               4.78%
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Riders (if applicable), and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/ EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV 70 Death Benefit Charge, Optional Death Benefit Charge, Earnings Protection Benefit Charge, Blue Rider Option Charge, Red Rider Option Charge. These charges range from 0.15% to 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee ranging from $25-30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2007 and 2006 and for the Years Ended December 31, 2007, 2006 and 2005
Supplemental Schedules
Year Ended December 31, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                       PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                            F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements                                         F-8
Supplementary Information
  Schedule I -- Selected Financial Data                                 F-28
  Schedule II -- Summary Investment Schedule                            F-31
  Schedule III -- Investment Risks Interrogatories                      F-32

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the three years ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 or 2006, or the results of its operations or its cash flows for the three years ended December 31, 2007.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the three years ended December 31, 2007, on the basis of accounting described in Note 2.

Our 2007 audit was conducted for the purpose of forming an opinion on the basic 2007 statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2007 are presented for purposes of additional analysis and are not a required part of the basic 2007 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2007 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2007 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department to change from the continous CARVM to the curtate CARVM reserving methodology. The change resulted in a basis change which decreased reserves by $236 million and was reported as a direct increase to surplus.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

March 27, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2007                 2006
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $5,605,630           $5,036,594
 Common and Preferred Stocks                   316,558              245,850
 Mortgage Loans                                350,528              160,595
 Real Estate                                    27,569               25,667
 Policy Loans                                  343,773              324,631
 Cash and Short-Term Investments               565,283              467,648
 Other Invested Assets                         629,835              245,454
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS       7,839,176            6,506,439
                                        --------------       --------------
 Investment Income Due and Accrued              77,351               66,244
 Federal Income Taxes Recoverable               24,162                   --
 Deferred Tax Asset                            145,516               91,537
 Other Assets                                  189,180              104,023
 Separate Account Assets                    81,072,392           76,317,895
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $89,347,777          $83,086,138
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $5,976,074           $6,422,847
 Liability for Deposit Type Contracts           73,736               80,785
 Policy and Contract Claim Liabilities          31,281               32,635
 Asset Valuation Reserve                        46,855               41,544
 Payable to Parents, Subsidiaries or
  Affiliates                                    41,011               30,498
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (2,471,367)          (2,438,731)
 Other Liabilities                           2,021,207              930,986
 Separate Account Liabilities               81,072,392           76,317,895
                                        --------------       --------------
                     TOTAL LIABILITIES      86,791,189           81,418,459
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,483,869            1,376,953
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        194,430                   --
 Unassigned Funds                              875,789              288,226
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,556,588            1,667,679
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $89,347,777          $83,086,138
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          2007                 2006                2005
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                    $10,313,501           $9,842,305          $9,152,337
 Net Investment Income                                                      348,437              339,347             326,928
 Commissions and Expense Allowances on Reinsurance Ceded                    333,674               94,873              84,961
 Reserve Adjustment on Reinsurance Ceded                                 (1,710,405)          (1,659,418)         (1,552,540)
 Fee Income                                                               1,786,396            1,650,017           1,369,610
 Other Revenues                                                              83,752               15,635             107,757
                                                                     --------------       --------------       -------------
                                                     TOTAL REVENUES      11,155,355           10,282,759           9,489,053
                                                                     --------------       --------------       -------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                 341,654              280,782             265,994
 Disability and Other Benefits                                                7,588               18,311              14,118
 Surrenders and Other Fund Withdrawals                                    9,528,808            9,054,230           6,974,564
 Commissions                                                                962,917              864,564             783,178
 (Decrease) Increase in Aggregate Reserves for Life and Accident
  and Health Policies                                                       (70,821)             274,407             (11,074)
 General Insurance Expenses                                                 532,485              528,545             449,607
 Net Transfers (from) to Separate Accounts                                 (237,153)            (675,124)          1,192,568
 Modified Coinsurance Adjustment on Reinsurance Assumed                    (509,774)            (530,122)           (483,138)
 Other Expenses                                                             144,927               55,838              41,735
                                                                     --------------       --------------       -------------
                                        TOTAL BENEFITS AND EXPENSES      10,700,631            9,871,431           9,227,552
                                                                     --------------       --------------       -------------
 Net gain from operations before federal income tax expense                 454,724              411,328             261,501
 Federal income tax expense                                                  88,449               31,961              42,463
                                                                     --------------       --------------       -------------
                                           NET GAIN FROM OPERATIONS         366,275              379,367             219,038
                                                                     --------------       --------------       -------------
 Net realized capital (losses) gains, after tax                             (81,759)             (40,656)                 54
                                                                     --------------       --------------       -------------
                                                         NET INCOME        $284,516             $338,711            $219,092
                                                                     --------------       --------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES
 ISSUED AND OUTSTANDING
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,376,953           1,371,883           1,371,883
 Capital Contribution                                                        106,916               5,070                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,483,869           1,376,953           1,371,883
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                                --                  --                  --
 Gain on Inforce Reinsurance                                                 194,430                  --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        194,430                  --                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  288,226             115,883             (66,391)
 Net Income                                                                  284,516             338,711             219,092
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            262,434             (35,674)             (7,075)
 Change in Net Unrealized Foreign Exchange Capital Losses                     (5,386)              2,957                (495)
 Change in Net Deferred Income Tax                                           (82,891)             30,476              82,268
 Change in Asset Valuation Reserve                                            (5,311)             (6,795)             (4,632)
 Change in Non-Admitted Assets                                               100,351             (42,153)           (106,914)
 Change in Reserve on Account of Change in Valuation Basis                   236,861                  --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                  (198)               (179)                 30
 Correction of Reserves and Tax Liabilities                                    4,187                  --                  --
 Dividends to Stockholder                                                   (207,000)           (115,000)                 --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        875,789             288,226             115,883
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
 End of year                                                              $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2007                  2006                 2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                           $10,306,169           $9,836,688           $9,145,844
 Net Investment Income                                         378,000               383,972              369,012
 Miscellaneous Income                                          493,502               98,373               1,909
                                                               ---                   ---                  ---
  Total Income                                                 11,177,671            10,319,033           9,516,765
                                                               ---                   ---                  ---
 Benefits Paid                                                 10,132,212            9,346,769            7,273,337
 Federal Income Tax Payments (Recoveries)                      71,171                (103,806)            71,607
 Net Transfers (from) to Separate Accounts                     (204,517)             (188,413)            1,240,273
 Other Expenses                                                332,141               1,011,284            826,693
                                                               ---                   ---                  ---
  Total Benefits and Expenses                                  10,331,007            10,065,834           9,411,910
                                                               ---                   ---                  ---
                    NET CASH PROVIDED BY OPERATING ACTIVITIES  846,664               253,199              104,855
                                                               ---                   ---                  ---
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                         1,526,875             1,959,478            2,572,479
 Common and Preferred Stocks                                   149,356               24,070                --
 Mortgage Loans                                                63,357                8,746                11,039
 Other                                                         (32,175)              (16,109)             50,196
                                                               ---                   ---                  ---
  Total Investment Proceeds                                    1,707,413             1,976,185            2,633,714
                                                               ---                   ---                  ---
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         2,269,295             1,682,961            2,708,647
 Common and Preferred Stocks                                   214,967               140,727              13,467
 Mortgage Loans                                                253,365               70,991               40,175
 Real Estate                                                   2,781                 1,125                116
 Other                                                         384,420               109,533              134,301
                                                               ---                   ---                  ---
  Total Investments Acquired                                   3,124,828             2,005,337            2,896,706
                                                               ---                   ---                  ---
 Net Increase in Policy Loans                                  19,142                720                  13,391
                                                               ---                   ---                  ---
                       NET CASH USED FOR INVESTING ACTIVITIES  (1,436,557)           (29,872)             (276,383)
                                                               ---                   ---                  ---
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                          100,000                --                   --
 Dividends to Stockholder                                      (57,726)              (115,000)             --
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                   646,001                --                   --
 Net Other Cash (Used) Provided                                (747)                 13,463               85,968
                                                               ---                   ---                  ---
                NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                     MISCELLANEOUS ACTIVITIES  687,528               (101,537)            85,968
                                                               ---                   ---                  ---
 Net Increase (Decrease) in Cash and Short-Term Investments    97,635                121,790              (85,560)
 Cash and Short-Term Investments, Beginning of Year            467,648               345,858              431,418
                                                               ---                   ---                  ---
                 CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $565,283              $467,648             $345,858
                                                               ---                   ---                  ---
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                       6,916                 5,070                 --
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                      149,274                --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net Income                                                             $348,883            $312,900            $288,133
Deferral and amortization of policy acquisition costs, net                  (583,420)            (69,341)           (252,771)
Change in unearned revenue reserve                                           205,884             120,820             120,513
Deferred taxes                                                                76,671             (57,573)            (63,142)
Separate account expense allowance                                           382,281             143,649              25,180
Benefit reserve adjustment                                                  (328,431)            (91,421)             73,673
Prepaid reinsurance adjustment                                                 3,703                 615              (1,861)
Sales inducements                                                            (30,167)            (21,576)            (32,256)
Derivatives                                                                  263,627              60,110            (211,904)
Other, net                                                                   (54,515)            (59,472)            273,527
                                                                       -------------       -------------       -------------
                                                 STATUTORY NET INCOME       $284,516            $338,711            $219,092
                                                                       -------------       -------------       -------------
GAAP Stockholder's Equity                                                 $4,153,194          $3,916,947          $3,672,466
Deferred policy acquisition costs                                         (5,187,834)         (4,583,199)         (4,508,206)
Unearned revenue reserve                                                     861,421             648,448             524,372
Deferred taxes                                                               475,659             383,837             383,486
Separate account expense allowance                                         2,473,554           2,089,536           1,946,328
Unrealized gains on investments                                               56,340            (117,113)            (46,341)
Benefit reserve adjustment                                                   (44,469)           (274,921)            (46,363)
Asset valuation reserve                                                      (46,855)            (41,544)            (34,749)
Interest maintenance reserve                                                      --                  --             (17,845)
Prepaid reinsurance premium                                                  (40,877)            (33,931)            (27,377)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                               (569)           (200,371)           (200,192)
Other, net                                                                    27,124              50,090              14,787
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2007 and 2006, the Company had $10,136,370 and $8,037,610,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2007 and 2006 totaled $31,284 and $22,702, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2007 (including general and separate account liabilities) are as follows

                                                                       % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT         TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                    $1,367      0.00%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               783,940      1.01%
At market value                                        74,427,327     95.67%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      75,212,634     96.68%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         315,526      0.41%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,918,148      2.47%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   346,876      0.45%
                                                   --------------  --------
                                     TOTAL, GROSS      77,793,184    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET    $ 77,793,184    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $3,167,850
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     5,215
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        73,736
                                                   --------------
 Subtotal                                               3,246,802
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     74,546,383
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2007 and 2006.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $46,855 and $41,544 as of December 31, 2007, 2006 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2007 and 2006 were $(10,988), and $(525) respectively. The 2007 and 2006 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2007, 2006 and 2005 were $(10,549), $(15,707) and $(2,530), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2007, 2006 and 2005 included in the Company's Statements of Operations, was $(86), $2,664 and $7,879, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $560, $0 and $2,219 for the years ended December 31, 2007, 2006 and 2005. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $1,664, $0 and $0 for the years ended December 31, 2007, 2006 and 2005, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2007, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 97 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                               2007         2006        2005
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $335,302    $306,123     $301,532
Interest income from policy loans                21,532      21,199       22,418
Interest income from mortgage loans              17,414       9,591        4,933
Interest and dividends from other
 investments                                      9,101       9,577        4,968
                                            -----------  ----------  -----------
Gross investment income                         383,349     346,490      333,851
Less: investment expenses                        34,912       7,143        6,923
                                            -----------  ----------  -----------
                     NET INVESTMENT INCOME     $348,437    $339,347     $326,928
                                            -----------  ----------  -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS

                                 2007             2006             2005
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $86,420         $95,839          $108,881
Gross unrealized capital
 losses                          (152,307)        (62,923)          (67,624)
                              -----------       ---------       -----------
Net unrealized capital
 (losses) gains                   (65,887)         32,916            41,257
Balance, beginning of year         32,916          41,257           221,650
                              -----------       ---------       -----------
    CHANGE IN NET UNREALIZED
     CAPITAL LOSSES ON BONDS
  AND SHORT-TERM INVESTMENTS     $(98,803)        $(8,341)        $(180,393)
                              -----------       ---------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2007            2006            2005
--------------------------------------------------------------------------------
Gross unrealized capital gains       $1,751          $3,778          $1,002
Gross unrealized capital losses     (56,041)        (36,376)        (31,971)
                                  ---------       ---------       ---------
Net unrealized capital losses       (54,290)        (32,598)        (30,969)
Balance, beginning of year          (32,598)        (30,969)        (30,975)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
 (LOSSES) GAINS ON COMMON STOCKS
            AND PREFERRED STOCKS   $(21,692)        $(1,629)             $6
                                  ---------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                     2007            2006            2005
--------------------------------------------------------------------------------
Bonds and short-term investments    $(13,496)       $(19,176)         $(912)
Common stocks                            (11)             43             --
Preferred stocks                      (2,546)           (502)            --
Other invested assets                (72,007)        (40,976)        (7,003)
                                   ---------       ---------       --------
Realized capital losses              (88,060)        (60,611)        (7,915)
Capital gains tax benefit              4,248          (4,248)        (5,439)
                                   ---------       ---------       --------
Net realized capital losses,
 after tax                           (92,308)        (56,363)        (2,476)
Less: amounts transferred to IMR     (10,549)        (15,707)        (2,530)
                                   ---------       ---------       --------
    NET REALIZED CAPITAL (LOSSES)
                 GAINS, AFTER TAX   $(81,759)       $(40,665)           $54
                                   ---------       ---------       --------

For the years ended December 31, 2007, 2006 and 2005, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,478,584, $1,771,232 and $2,440,767, gross realized capital gains of $13,287, $9,836 and $18,351, and gross realized capital losses of $26,224, $29,012 and $19,087 respectively, before transfers to the IMR.

For the years ended December 31, 2007, 2006 and 2005, sales of common and preferred stocks resulted in proceeds of $149,356, $24,070 and $0, gross realized capital gains of $62, $43 and $0, and gross realized capital losses of $955, $502 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, credit spread including issuer default, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, index and total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value and carrying value of derivative instruments used during the year are disclosed in the strategy discussion below. During the years 2007 and 2006, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2007 and 2006, were $17,006,125 and $8,246,014, respectively. The fair value of derivative instruments is based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The fair value of derivative instruments held at December 31, 2007 and 2006, were $472,283 and $212,798, respectively. As of December 31, 2007 and 2006, the average fair value for derivatives held for other investment and/or risk management activities was $314,434 and $169,198, respectively. As of December 31, 2007 and 2006, the carrying value of derivative instruments was $466,251 and $235,338, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2007 and 2006, interest rate swaps used in cash flow hedge relationships had a notional value of $150,000 and $195,000, respectively, a fair value of $(341) and $(2,860), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2007 and 2006, foreign currency swaps used in cash flow hedge relationships had a notional value of $192,393 and $159,723, respectively, a fair value of $(23,535) and $(19,605), respectively, and a carrying value of $(29,875) and $0, respectively.

REPLICATION TRANSACTIONS

Credit Default Swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2007 and 2006, of $7,500, a fair value of $33 and $(75), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2007 and 2006, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $580,767 and $1,054,077, respectively, a fair value of $2,435 and $2,594, respectively, and a carrying value of $2,435 and $2,594, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(6,239) and $(235), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2007 and 2006, credit default swaps had a notional value of $447,700 and $88,000, respectively, a fair value of $3,597 and $(379), respectively, and a carrying value of $3,597 and $(379), respectively. For the years ended December 31, 2007, 2006 and 2005, credit derivatives reported a gain of $1,453, a loss of $(19) and a gain of $641, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return index, and interest rate swap contracts: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value of $14,946,569 and $5,708,864, respectively, a fair value of $495,575 and $235,076, respectively, and a carrying value of $495,575 and $235,076, respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a loss of $(48,528), $(25,898) and $(753), respectively, in realized capital gains and losses.

Interest rate swaps: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2007 and 2006, interest rate swaps had a notional value of $636,500 and $616,500, respectively, a fair value of $(1,777) and $(2,941), respectively, and a carrying value of $(1,777) and $(2,941), respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a gain of $447 and $772, respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Equity index options: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value $0 and $375,850, respectively, a fair value of $0 and $1,271, respectively, and a carrying value of $0 and $1,271, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(16,876) and $(6,573), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2007 and 2006, foreign currency swaps had a notional value of $44,196 and $40,000, respectively, a fair value of $(3,756) and $(283), respectively, and a carrying value of $(3,756) and $(283), respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a gain of $559, a loss of $(805) and $(1,788), respectively, in realized capital gains and losses.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2007 and 2006, the warrants had a notional value of $500, a fair value of $52 and $0, respectively, and a carrying value of $52 and $0, respectively. There were no realized gains and losses during the years 2007, 2006 and 2005.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than U.S. government, certain U.S. government agencies and short term investment pool as of December 31, 2007 and 2006.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $21,766                 $489                    $ --             $22,255
 -- Guaranteed and sponsored -- asset-backed             610,221                8,476                  (3,611)            615,086
States, municipalities and political subdivisions         36,155                   --                  (1,693)             34,462
International governments                                 16,739                  439                    (102)             17,076
Public utilities                                         467,158                3,364                 (11,666)            458,856
All other corporate -- excluding asset-backed          2,156,711               47,235                 (40,854)          2,163,092
All other corporate -- asset-backed                    2,296,880               26,417                 (94,381)          2,228,916
Short-term investments                                   476,505                   --                      --             476,505
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $6,082,135              $86,420               $(152,307)         $6,016,248
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $6,662               $1,425                     $(3)             $8,084
Common stock -- affiliated                                36,884                   --                 (30,221)              6,663
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $43,546               $1,425                $(30,224)            $14,747
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------
                           TOTAL PREFERRED STOCKS       $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $24,639                   $2                   $(172)            $24,469
 -- Guaranteed and sponsored -- asset-backed             669,419                5,876                  (7,797)            667,498
States, municipalities and political subdivisions         36,164                   --                  (1,267)             34,897
International governments                                 37,345                1,704                    (447)             38,602
Public utilities                                         450,849                7,852                  (8,749)            449,952
All other corporate -- excluding asset-backed          2,118,796               56,768                 (29,167)          2,146,397
All other corporate -- asset-backed                    1,672,157               23,637                 (15,324)          1,680,470
Short-term investments                                   395,954                   --                      --             395,954
Parents, subsidiaries and affiliates                      27,225                   --                      --              27,225
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                $(62,923)         $5,465,464
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $5,922               $1,448                     $(9)             $7,361
Common stock -- affiliated                                36,884                   --                 (31,069)              5,815
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $42,806               $1,448                $(31,078)            $13,176
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------
                           TOTAL PREFERRED STOCKS       $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------

The statement value and estimated fair value of bonds at December 31, 2007 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                       STATEMENT     ESTIMATED
                                                         VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                   $794,682      $790,941
Due after one year through five years                    1,960,800     1,937,752
Due after five years through ten years                   2,005,158     1,981,594
Due after ten years                                      1,321,495     1,305,961
                                                      ------------  ------------
                                               TOTAL    $6,082,135    $6,016,248
                                                      ------------  ------------

At December 31, 2007 and 2006, securities with a statement value of $3,805 and $3,509, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 9.38% and 5.26% during 2007 and 2006. During 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2007 and 2006, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2007 and 2006, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2007 and 2006.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2007, 2006 and 2005.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2007                             2006
                                                                  STATEMENT          ESTIMATED     STATEMENT          ESTIMATED
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $6,082,135          6,016,248    $5,432,548          5,465,464
 Preferred stocks                                                     301,811            276,320       232,674            229,706
 Common stocks                                                         14,747             14,747        13,176             13,176
 Mortgage loans                                                       350,528            351,604       160,595            159,537
 Derivative related assets (1)                                        473,685            479,381       244,422            244,422
 Policy loans                                                         343,773            343,773       324,631            324,631
 Other invested assets                                                183,719            183,719        26,759             26,759
LIABILITIES
 Liability for deposit type contracts                                 $73,736            $73,736       $80,785            $80,785
 Derivative related liabilities (1)                                     7,434              6,790         9,084              9,084
                                                                 ------------       ------------  ------------       ------------

(1) Included derivatives held for other investment and risk management activities as of December 31, 2007 and 2006, with a fair value asset position of $490,565 and $244,422, respectively, and a liability position of $5,561 and $9,084, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2007 and 2006. These derivatives are not reported on the balance sheet and have a fair value as of December 31, 2007 and 2006, of $(308) and ($22,540), respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's investment portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the statement value of the loaned securities was approximately $388,666 and $75,823, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $489, $192 and $159 for the years ended December 31, 2007, 2006 and 2005, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged of $10,939 and $7,889, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2007 and 2006, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $799,664 and $217,287, respectively. At December 31, 2007 and 2006, cash collateral of $667,016 and $172,047, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2007 and 2006. As of December 31, 2007 and 2006, all collateral accepted was held in separate custodial accounts.

(1) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                           AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR
                             COST             VALUE           LOSSES            COST             VALUE
---------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored               $ --                    $ --             $ --             $110             $110
 -- guaranteed &
  sponsored - -
   asset-backed                44,618           44,107             (511)         190,627          187,527
States, municipalities &
 political subdivisions        35,000           33,354           (1,646)           1,155            1,108
International
 Governments                       --               --               --           14,074           13,972
Public utilities              172,959          166,639           (6,320)         111,623          106,277
All other corporate
 including international      627,727          609,966          (17,761)         477,236          454,143
All other
 corporate-asset-backed     1,053,508          974,477          (79,031)         475,498          460,148
                          -----------      -----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES    1,933,812        1,828,543         (105,269)       1,270,323        1,223,285
Common stock --
 unaffiliated                      --               --               --                3               --
Common stock --
 affiliated                        --               --               --           36,884            6,663
Preferred stock --
 unaffiliated                 207,806          188,684          (19,122)          69,480           62,785
                          -----------      -----------      -----------      -----------      -----------
            TOTAL EQUITY      207,806          188,684          (19,122)         106,367           69,448
                          -----------      -----------      -----------      -----------      -----------
        TOTAL SECURITIES   $2,141,618       $2,017,227        $(124,391)      $1,376,690       $1,292,733
                          -----------      -----------      -----------      -----------      -----------

                            12 MONTHS OR MORE                         TOTAL
                                  UNREALIZED       AMORTIZED          FAIR          UNREALIZED
                                    LOSSES           COST             VALUE           LOSSES
------------------------  -------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                             $ --             $110             $110             $ --
 -- guaranteed &
  sponsored - -
   asset-backed                       (3,100)         235,245          231,634           (3,611)
States, municipalities &
 political subdivisions                  (47)          36,155           34,462           (1,693)
International
 Governments                            (102)          14,074           13,972             (102)
Public utilities                      (5,346)         284,582          272,916          (11,666)
All other corporate
 including international             (23,093)       1,104,963        1,064,109          (40,854)
All other
 corporate-asset-backed              (15,350)       1,529,006        1,434,625          (94,381)
                                  ----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES             (47,038)       3,204,135        3,051,828         (152,307)
Common stock --
 unaffiliated                             (3)               3               --               (3)
Common stock --
 affiliated                          (30,221)          36,884            6,663          (30,221)
Preferred stock --
 unaffiliated                         (6,695)         277,286          251,469          (25,817)
                                  ----------      -----------      -----------      -----------
            TOTAL EQUITY             (36,919)         314,173          258,132          (56,041)
                                  ----------      -----------      -----------      -----------
        TOTAL SECURITIES            $(83,957)      $3,518,308       $3,309,960        $(208,348)
                                  ----------      -----------      -----------      -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 95% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                          LESS THAN 12 MONTHS                          12 MONTHS OR MORE
                           AMORTIZED          FAIR              UNREALIZED       AMORTIZED          FAIR
                             COST             VALUE               LOSSES           COST             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                    $7,988           $7,967                $(21)         $11,657          $11,506
 -- guaranteed &
  sponsored --  asset-
  backed                       57,489           56,968                (521)         302,471          295,195
States, municipalities &
 political subdivisions        26,164           25,591                (573)          10,000            9,306
International
 Governments                       --               --                  --           14,663           14,216
Public utilities               99,646           98,353              (1,293)         171,165          163,709
All other corporate
 including international      465,006          459,063              (5,943)         671,415          648,191
All other corporate --
 asset-backed                 317,346          314,913              (2,433)         561,586          548,695
                          -----------      -----------          ----------      -----------      -----------
  TOTAL FIXED MATURITIES      973,639          962,855             (10,784)       1,742,957        1,690,818
Common stock --
  unaffiliated                     --               --                  --              516              507
Common stock --
 affiliated                        --               --                  --           36,884            5,815
Preferred stock --
  unaffiliated                 83,674           82,501              (1,173)          99,048           94,923
                          -----------      -----------          ----------      -----------      -----------
            TOTAL EQUITY       83,674           82,501              (1,173)         136,448          101,245
                          -----------      -----------          ----------      -----------      -----------
        TOTAL SECURITIES   $1,057,313       $1,045,356            $(11,957)      $1,879,405       $1,792,063
                          -----------      -----------          ----------      -----------      -----------

                          12 MONTHS OR MORE                              TOTAL
                              UNREALIZED        AMORTIZED            FAIR                UNREALIZED
                                LOSSES            COST               VALUE                 LOSSES
------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                        $(151)           $19,645            $19,473                  $(172)
 -- guaranteed &
  sponsored --  asset-
  backed                          (7,276)           359,960            352,163                 (7,797)
States, municipalities &
 political subdivisions             (694)            36,164             34,897                 (1,267)
International
 Governments                        (447)            14,663             14,216                   (447)
Public utilities                  (7,456)           270,811            262,062                 (8,749)
All other corporate
 including international         (23,224)         1,136,421          1,107,254                (29,167)
All other corporate --
 asset-backed                    (12,891)           878,932            863,608                (15,324)
                              ----------      -------------      -------------          -------------
  TOTAL FIXED MATURITIES         (52,139)         2,716,596          2,653,673                (62,923)
Common stock --
  unaffiliated                        (9)               516                507                     (9)
Common stock --
 affiliated                      (31,069)            36,884              5,815                (31,069)
Preferred stock --
  unaffiliated                    (4,125)           182,722            177,424                 (5,298)
                              ----------      -------------      -------------          -------------
            TOTAL EQUITY         (35,203)           220,122            183,746                (36,376)
                              ----------      -------------      -------------          -------------
        TOTAL SECURITIES        $(87,342)        $2,936,718         $2,837,419               $(99,299)
                              ----------      -------------      -------------          -------------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                  2007              2006
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted
 and non-admitted)                                $610,815         $598,106
Total of all deferred tax liabilities             (116,655)         (44,644)
                                              ------------       ----------
Net deferred assets (admitted and
 non-admitted)                                     494,160          553,462
Net admitted deferred assets                       145,516           91,537
                                              ------------       ----------
Total deferred tax assets non-admitted            $348,644         $461,925
Increase in deferred taxes non-admitted          $(113,281)         $46,114
                                              ------------       ----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                         2007       2006            2005
--------------------------------------------------------------------------------
Federal                                  $88,449    $31,961         $42,463
Federal income tax on capital gains        4,248     (4,248)         (5,439)
                                       ---------  ---------       ---------
        CURRENT INCOME TAXES INCURRED    $92,697    $27,713         $37,024
                                       ---------  ---------       ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                        2007         2006         CHANGE
--------------------------------------------------------------------------------
Reserves                                 $25,989      $50,141      $(24,152)
Tax DAC                                  283,943      266,428        17,515
Unrealized Losses                         54,684       28,465        26,219
Bonds and Other Investments               53,588       30,220        23,368
Minimum Tax Credit/Foreign Tax
 Credits                                 164,056      184,765       (20,709)
Other                                     28,555       38,087        (9,532)
                                     -----------  -----------  ------------
          TOTAL DEFERRED TAX ASSETS     $610,815     $598,106       $12,709
                                     -----------  -----------  ------------
   DEFERRED TAX ASSETS NON-ADMITTED     $348,644     $461,925     $(113,281)
                                     -----------  -----------  ------------

Deferred tax liabilities resulting from book/tax difference:

                                 2007              2006            CHANGE
--------------------------------------------------------------------------------
Bonds and Other Investments          $ --         $(21,397)         $21,397
Accrued Deferred
 Compensation                      (2,153)          (4,627)           2,474
Reserves                          (87,097)              --          (87,097)
Deferred and Uncollected          (19,853)         (17,661)          (2,192)
Other                              (7,552)            (959)          (6,593)
                             ------------       ----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES     $(116,655)        $(44,644)        $(72,011)
                             ------------       ----------       ----------
TOTAL ADMITTED DEFERRED TAX
                     ASSETS      $145,516          $91,537          $53,979
                             ------------       ----------       ----------

                                  2007              2006           CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets         $610,815         $598,106         $12,709
Total deferred tax
 liabilities                      (116,655)         (44,644)        (72,011)
                               -----------       ----------       ---------
Net deferred tax asset
 (liability)                      $494,160         $553,462        $(59,302)
Adjust for stock compensation
 transfer                                                             2,630
Adjust for change in deferred
 tax on unrealized gains
 (losses)                                                           (26,219)
                                                                  ---------
Adjustment change in net
 deferred income tax                                               $(82,891)
                                                                  ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Expense for the following reasons:

                                             EFFECTIVE                            EFFECTIVE                            EFFECTIVE
                           2007               TAX RATE         2006               TAX RATE          2005               TAX RATE
------------------------------------------------------------------------------------------------------------------------------------
Tax provision at
 statutory rate            $132,025              35.0%         $128,249              35.0%           $89,641              35.0%
Tax preferred
 investments               (100,000)            (26.5)%        (107,070)            (29.2)%         (114,783)            (44.8)%
IMR adjustment               (3,662)             (1.0)%          (6,430)             (1.8)%           (3,643)             (1.4)%
Gain on reinsurance
 booked to surplus           68,051              18.0%               --                --                 --                --
Correction of deferred
 balances                     8,698               2.3%               --                --                 --                --
2005 Tax Return true
 up adjustment                   --                --            (3,636)             (1.0)%               --                --
Foreign Tax Credits         (12,692)             (3.3)%         (11,157)             (3.0)%               --                --
Change in basis of
 reserves booked to
 surplus                     82,901              22.0%               --                --                 --                --
Other                           267               0.1%           (2,719)             (0.7)%           (1,526)             (0.6)%
                        -----------            ------       -----------            ------        -----------            ------
                 TOTAL     $175,588              46.6%          $(2,763)             (0.7)%         $(30,311)            (11.8)%
                        -----------            ------       -----------            ------        -----------            ------

                                              EFFECTIVE                         EFFECTIVE                           EFFECTIVE
                                 2007         TAX RATE         2006              TAX RATE         2005              TAX RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                     $92,697        24.6%         $27,713              6.8%          $37,025              14.4%
Adjusted change in net
 deferred income taxes             82,891        22.0%         (30,476)            (7.5)%         (67,336)            (26.2)%
                              -----------       -----       ----------            -----        ----------            ------
TOTAL STATUTORY INCOME TAXES     $175,588        46.6%         $(2,763)            (0.7)%        $(30,311)            (11.8)%
                              -----------       -----       ----------            -----        ----------            ------

(e) As of December 31, 2007, the Company had no operating loss carry forward and no foreign tax credit carryforward.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2007                                        $66,530
2006                                        $61,303
2005                                        $41,532

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $248,182 in 2007, an increase of $7,492 from the 2006 balance of $240,690. The total amount of reinsurance credits taken for this agreement is $381,819 in 2007, an increase of $11,527 from the 2006 balance of $370,292.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $47,999 as of December 31, 2007, and $5,313, net of the recaptured premiums, as of December 31, 2006 and holds reserves of $66,677 and $28,863 at December 31, 2007 and 2006, respectively.

Effective September 30, 2007, the Company entered into another reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $8,416 as of December 31, 2007 and holds reserves of $8,429 at December 31, 2007.

The amount of reinsurance recoverables from reinsurers was $27,577 and $11,213 at December 31, 2007 and 2006, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,974,834    $1,050,543    $(2,049,303)         $5,976,074
Policy and Contract Claim Liabilities                                    $47,256       $14,423       $(30,399)            $31,281
Premium and Annuity Considerations                                   $11,045,000      $241,808      $(973,307)        $10,313,501
Death, Annuity, Disability and Other Benefits                           $334,482      $115,945      $(101,185)           $349,242
Surrenders and Other Fund Withdrawals                                $10,633,115      $624,725    $(1,729,032)         $9,528,808

                                                                       DIRECT        ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health Policies           $6,189,958    $1,385,824    $(1,152,935)        $6,422,847
Policy and Contract Claim Liabilities                                     $51,900       $13,508       $(32,773)           $32,635
Premium and Annuity Considerations                                     $9,936,139      $210,011      $(303,845)        $9,842,305
Death, Annuity, Disability and Other Benefits                            $275,788      $106,626       $(83,321)          $299,093
Surrenders and Other Fund Withdrawals                                 $10,086,669      $673,938    $(1,706,377)        $9,054,230

                                                                        DIRECT       ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2005
Aggregate Reserves for Life and
 Accident and Health Policies                                          $5,709,495    $1,474,084    $(1,033,127)        $6,150,452
Policy and Contract Claim Liabilities                                     $21,717        $9,087        $(5,885)           $24,919
Premium and Annuity Considerations                                     $9,133,178      $270,423      $(251,264)        $9,152,337
Death, Annuity, Disability and Other Benefits                            $214,103      $115,716       $(49,707)          $280,112
Surrenders and Other Fund Withdrawals                                  $7,991,353      $624,025    $(1,640,814)        $6,974,564

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2007
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,418               $3,775
Ordinary Renewal                                45,181               52,893
Group Life                                          30                   56
                                             ---------            ---------
                                      TOTAL    $48,629              $56,724
                                             ---------            ---------

                                                            2006
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

At December 31, 2007 and 2006, the Company reported $32,272 and $10,339, respectively, as a receivable from and $41,011 and $30,498, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $12,807, $10,717 and $8,226 for 2007, 2006 and 2005, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2007, 2006 or 2005.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2007 and 2006 and 2005 was $5,528 and $4,113 and $3,326,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2007 and 2006, dividends of $207,000 and $115,000, respectively, were paid. In 2005, no dividends were paid or declared. The amount available for dividends in 2008 is approximately $366,275.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $114,240.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $81,072,392 and $76,317,895 as of December 31, 2007 and 2006, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,542,870, $1,378,577 and $1,369,610 for the years ended December 31, 2007, 2006 and 2005, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2007 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended
 2006                                                            $ --                $ --              $7,121,542      $7,121,542
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
      a. Market value                                              --                  --              78,639,797      78,639,797
      b. Amortized cost                                            --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      c. Total reserves                                          $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
      a. Subject to discretionary withdrawal                     $ --                $ --                    $ --            $ --
      b. With MVA adjustment                                       --                  --                      --              --
      c. @ BV without MV adjustment and with surrender
       charge of 5% or more                                        --                  --                      --              --
      d. @ Market value                                            --                  --              78,520,741      78,520,741
      e. @ BV without MV adjustment and with surrender
       charge less than 5%                                         --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      f. Subtotal                                                $ --                $ --             $78,520,741     $78,520,741
      g. Not subject to discretionary withdrawal                   --                  --                 119,056         119,056
                                                                 ----                ----          --------------  --------------
      h. Total                                                   $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $7,121,542          $6,907,635          $6,181,003
Transfer from Separate Accounts                                           (7,340,251)         (7,637,822)         (5,041,408)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                    (218,708)           (730,187)          1,139,595
Internal Exchanges & Other Separate Account Activity                         (18,445)             55,063              52,973
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations        $(237,153)          $(675,124)         $1,192,568
                                                                       -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported reserves have been understated and surplus has been overstated. The correction related to prior years was booked directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus have been understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through the second quarter of 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $519, $308 and $1,450 in 2007, 2006 and 2005, respectively, of which $480, $279 and
$1,020 in 2007, 2006 and 2005, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,881 and $3,914 as of December 31, 2007 and 2006, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $12,104, $15,719 and $16,470 in 2007, 2006 and 2005,
respectively. Future minimum rental commitments are as follows:

2008                                7,870
2009                                5,068
2010                                3,654
2011                                2,246
Thereafter                          1,482
                                ---------
Total                             $20,320
                                ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,953, $4,891 and $12,860 in 2007, 2006 and
2005, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. The 2004 through 2006 examination will begin in 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E) FUNDING OBLIGATION

At December 31, 2007, the Company had an outstanding commitment totaling $16,373, of which $10,532 related to funding limited partnership investments and $5,841 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,359
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         311,409
 Bonds of Affiliates                                                    910
 Preferred Stocks (unaffiliated)                                     15,327
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           748
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      17,414
 Real Estate                                                          1,805
 Contract loans                                                      21,532
 Cash/short-term Investments                                         20,579
 Derivative Instruments                                             (16,152)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                            7,373
                                                              -------------
 GROSS INVESTMENT INCOME                                            383,349
 Less: Investment Expenses                                           34,912
                                                              -------------
                                       NET INVESTMENT INCOME       $348,437
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,569
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $14,319
 Residential Mortgages                                                   --
 Commercial Mortgages                                               336,209
                                        TOTAL MORTGAGE LOANS       $350,528
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $350,528
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                           $9,672
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,663
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $794,682
 Over 1 year through 5 years                                      1,960,800
 Over 5 years through 10 years                                    2,005,158
 Over 10 years through 20 years                                     617,377
 Over 20 years                                                      704,118
                                                              -------------
                                           TOTAL BY MATURITY     $6,082,135
                                                              -------------
By Class -- Statement Value
 Class 1                                                         $4,518,111
 Class 2                                                          1,377,489
 Class 3                                                            163,975
 Class 4                                                             17,394
 Class 5                                                              4,286
 Class 6                                                                880
                                                              -------------
                                              TOTAL BY CLASS     $6,082,135
                                                              -------------

Total Publicly Traded                                                 $4,285,074
Total Privately Placed                                                 1,797,061
                                                                   -------------
                                              TOTAL BY MAJOR TYPE     $6,082,135
                                                                   -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $301,811
 Common Stocks -- Market Value                                            14,747
 Short-Term Investments -- Book Value                                    476,505
 Options, Caps, and Floors Owned -- Statement Value                      404,762
 Options, Caps, and Floors Written and Inforce -- Statement Value             --
 Collar, Swap, and Forward Agreements Open -- Statement Value             61,489
 Financial Futures Contracts Open -- Current Value                       399,820
 Cash on Deposit                                                          71,359
 Cash Equivalents                                                         17,419
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,464,073
 Credit Life                                                                  --
 Group Life                                                              197,838
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $52,276
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,347,444
 Credit Life                                                                  --
 Group Life                                                                5,670
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                            $1
 Income Payable                                                            3,390
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $45,960
 Deferred -- Fully Paid Account Balance                               80,673,716
 Deferred -- Not Fully Paid -- Account Balance                            95,478
Group:
 Amount of Income Payable                                                    $79
 Fully Paid Account Balance                                              355,682
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,127
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $39,202
 Dividend Accumulations -- Account Balance                                   129

CLAIM PAYMENTS:
Group Accident & Health
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --
Other Accident & Health
 2007                                                                       $563
 2006                                                                        257
 2005                                                                        112
 2004                                                                         33
 2003                                                                        145
 Prior                                                                       766
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       ADMITTED ASSETS AS
                                                                   GROSS INVESTMENT                     REPORTED IN THE
                                                                       HOLDINGS                         ANNUAL STATEMENT
                  INVESTMENTCATEGORIES                       AMOUNT             PERCENTAGE       AMOUNT             PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
1. Bonds:
  1.1 U.S. treasury securities                                 $21,767               0.3           $21,767               0.3
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
     1.21 issued by U.S. government agencies                        --                --                --                --
     1.22 issued by U.S. government sponsored agencies              --                --                --                --
  1.3 Foreign government (including Canada, excluding            5,071               0.1             5,071               0.1
   mortgage-backed securities)
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
     1.41 State, territories, and possessions general            1,155                --             1,155                --
      obligations
     1.42 Political subdivisions of states, territories             --                --                --                --
      & possessions & political subdivisions general
      obligations
     1.43 Revenue and assessment obligations                    35,000               0.4            35,000               0.4
     1.41 Industrial development and similar obligations            --                --                --                --
  1.5 Mortgage-backed securities (includes residential
   and commercial MBS):
     1.51 Pass-through securities:
         1.511 Issued or guaranteed by GNMA                     18,344               0.2            18,344               0.2
         1.512 Issued or guaranteed bly FNMA and FHLMC         377,186               4.8           377,186               4.8
         1.513 All other                                            --                --                --                --
     1.52 CMOs and REMICs:
         1.521 Issued or guaranteed by GNMA, FNMA, and         148,490               1.9           148,490               1.9
          FHLMC or VA
         1.522 Issued by non-U.S. Government issuers and            --                --                --                --
          collateralized by MBS issued or guaranteed by
          GNMA, FNMA, FHLMC or VA
         1.523 All other                                     2,089,693              26.7         2,089,693              26.7
2. Other debt and other fixed income securities
 (excluding short-term):
  2.1 Unaffiliated domestic securities (includes credit      1,821,585              23.2         1,821,585              23.2
   tenant loans rated by the SVO)
  2.2 Unaffiliated foreign securities                        1,087,341              13.9         1,087,341              13.9
  2.3 Affiliated securities                                         --                --                --                --
3. Equity Interests:
  3.1 Investment in mutual funds                                 8,084               0.1             8,084               0.1
  3.2 Preferred stocks:
     3.21 Affiliated                                                --                --                --                --
     3.22 Unaffiliated                                         301,811               3.9           301,811               3.9
  3.3 Publicly traded securities (excluding preferred
   stocks):
     3.31 Affiliated                                                --                --                --                --
     3.32 Unaffiliated                                              --                --                --                --
  3.4 Other equity securities:
     3.41 Affiliated                                             6,663               0.1             6,663               0.1
     3.42 Unaffiliated                                              --                --                --                --
  3.5 Other equity securities including tangible
   personal property under lease:
     3.51 Affiliated                                                --                --                --                --
     3.52 Unaffiliated                                              --                --                --                --
4. Mortgage loans:
  4.1 Construction and land development                             --                --                --                --
  4.2 Agricultural                                                  --                --                --                --
  4.3 Single family residential properties                          --                --                --                --
  4.4 Multifamily residential properties                            --                --                --                --
  4.5 Commercial loans                                         350,528               4.5           350,528               4.5
  4.6 Mezzanine real estate loans                                   --                --                --                --
5. Real estate investments
  5.1 Property occupied by company                              27,569               0.4            27,569               0.4
  5.2 Property held for production of income                        --                --                --                --
  5.3 Property held for sale                                        --                --                --                --
6. Policy Loans                                                343,773               4.4           343,773               4.4
7. Receivables for securities                                  146,476               1.9           146,476               1.9
8. Cash and short-term investments                             565,283               7.2           565,283               7.2
9. Other invested assets                                       483,357               6.2           483,357               6.2
                                                          ------------            ------       -----------            ------
10. TOTAL INVESTED ASSETS                                   $7,839,176             100.0        $7,839,176             100.0
                                                          ------------            ------       -----------            ------

                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES

                                  Due April 1
                      For the year ended December 31, 2007
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089

    NAIC Group Code        0091        NAIC Company Code         71153              Employer's ID Number               39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on        $8,275,384,866
 Page 2 of this annual statement.

2.   Ten largest exposures to a single issuer/borrower/investment.

                                                                                                    4
                                                                                                PERCENTAGE
                                                             2                                   OF TOTAL
                        1                               DESCRIPTION                3             ADMITTED
                     ISSUER                             OF EXPOSURE             AMOUNT            ASSETS
---------------------------------------------------------------------------------------------------------------------------------
  2.01 SHORT TERM INVESTMENT POOL (STIP)           BOND                         $297,454,961           3.594  %
  2.02 GOLDENTREE LOAN OPPORTUNITIES               BOND                         $125,000,000           1.511  %
  2.03 JP MORGAN TREASURY PLUS                     BOND                          $79,293,511           0.958  %
  2.04 NORTHWOODS CAPITAL LTD WOODS_07-8A          BOND                          $75,000,000           0.906  %
  2.05 BANK OF NEW YORK CASH RESERVE ACCT          BOND                          $62,599,084           0.756  %
  2.06 HTFD REGENCY CENTERS FIXED LIFE             MORTGAGE LOAN                 $60,000,000           0.725  %
  2.07 UNION PACIFIC CORPORATION                   BOND                          $60,000,000           0.725  %
  2.08 HUTCHISON WHAMPOA LIMITED                   BOND                          $56,650,421           0.685  %
  2.09 CBS CORP                                    BOND                          $55,160,453           0.667  %
  2.10 PARCS LTD                                   BOND                          $49,825,283           0.602  %

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                  1                           2
---------------------------------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                                $4,518,110,874          54.597  %
  3.02 NAIC-2                                                                $1,377,489,022          16.646  %
  3.03 NAIC-3                                                                  $163,975,331           1.981  %
  3.04 NAIC-4                                                                   $17,394,081           0.210  %
  3.05 NAIC-5                                                                    $4,285,823           0.052  %
  3.06 NAIC-6                                                                      $880,000           0.011  %

PREFERRED STOCKS                                                       3                           4
---------------------------------------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                                  $147,902,029           1.787  %
  3.08 P/RP-2                                                                  $122,237,327           1.477  %
  3.09 P/RP-3                                                                   $31,362,160           0.379  %
  3.10 P/RP-4                                                                             $           0.000  %
  3.11 P/RP-5                                                                      $309,220           0.004  %
  3.12 P/RP-6                                                                             $           0.000  %

4.   Assets held in foreign investments:

  4.01 Are assets held in foreign                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted
   assets?
  4.02 Total admitted assets held in         $1,074,069,210          12.979%
   foreign investments
  4.03 Foreign-currency-denominated            $248,406,483           3.002%
   investments
  4.04 Insurance liabilities denominated                  $           0.000%
   in that same foreign currency
  If response to 4.01 above is yes,
   responses are not required for
   interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
  5.01 Countries rated NAIC-1                                                $1,074,069,210          12.979%
  5.02 Countries rated NAIC-2                                                             $           0.000%
  5.03 Countries rated NAIC-3 or below                                                    $           0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                          1                           2
                                                       ---------------------------------------  --------------
     Countries rated NAIC-1:
  6.01 Country: CAYMAN ISLANDS                                                    $289,516,077           3.499%
  6.02 Country: UNITED KINGDOM                                                    $168,863,880           2.041%
     Countries rated NAIC-2:
  6.03 Country:                                                                              $           0.000%
  6.04 Country:                                                                              $           0.000%
     Countries rated NAIC-3 or below:
  6.05 Country:                                                                              $           0.000%
  6.06 Country:                                                                              $           0.000%

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
7.   Aggregate unhedged foreign currency exposure:                                        $           0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

  8.01 Countries rated NAIC-1                                                                $           0.000%
  8.02 Countries rated NAIC-2                                                                $           0.000%
  8.03 Countries rated NAIC-3 or below                                                       $           0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                        1                           2
---------------------------------------------------------------------------------------------------------------------------------
     Countries rated NAIC-1:
  9.01 Country:                                                                            $           0.000%
  9.02 Country:                                                                            $           0.000%
     Countries rated NAIC-2:
  9.03 Country:                                                                            $           0.000%
  9.04 Country:                                                                            $           0.000%
     Countries rated NAIC-3 or below:
  9.05 Country:                                                                            $           0.000%
  9.06 Country:                                                                            $           0.000%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                 1                        2
              ISSUER                 NAIC RATING        3             4
------------------------------------------------------------------------------------------------
  10.01 GOLDENTREE LOAN              1FE           $125,000,000         1.511%
   OPPORTUNITIES
  10.02 NORTHWOODS CAPITAL LTD       1FE            $75,000,000         0.906%
   WOODS_07-8A
  10.03 HUTCHISON WHAMPOA LIMITED    1FE            $56,650,421         0.685%
  10.04 TELECOM ITALIA S.P.A         2FE            $36,039,407         0.436%
  10.05 COCA-COLA AMATIL LIMITED     1              $34,632,536         0.419%
  10.06 EDIZIONE HOLDING             1FE            $29,241,006         0.353%
  10.07 LLOYDS TSB GROUP PLC         PIA            $27,478,825         0.332%
  10.08 CENT CDO 14 LTD              IFE            $25,200,000         0.305%
  10.09 FRANCE TELECOM               IFE            $24,303,826         0.294%
  10.10 CREDIT AGRICOLE SA           PILFE         $20,000,000          0.242%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

  11.01 Are assets held in Canadian                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted assets?
   If response to 11.01 is yes, detail is not
   required for the remainder of
   Interrogatory 11.

  11.02 Total admitted assets held in                      $209,209,163       2.528%
   Canadian Investments
  11.03 Canadian currency-denominated                       $12,827,398       0.155%
   investments
  11.04 Canadian-denominated insurance                                $       0.000%
   liabilities
  11.05 Unhedged Canadian currency exposure                           $       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

  12.01 Are assets held in investments with                               Yes x No / /
   contractual sales restrictions less than
   2.5% of the reporting entity's total
   admitted assets?

     If response to 12.01 is yes, responses
     are not required for the remainder of
     Interrogatory 12.

                   1                                2                  3
------------------------------------------------------------------------------------------------------
     12.02 Aggregate statement value of                   $              0.000%
      investments with contractual sales
      restrictions:
      Largest 3 investments with
      contractual sales restrictions:
  12.03                                                   $              0.000%
  12.04                                                   $              0.000%
  12.05                                                   $              0.000%

13. Amounts and percentages of admitted assets held in the largest 10 equity interests:

  13.01 Are assets held in equity interest less than 2.5% of                        Yes / / No
   the reporting entity's total admitted assets?                                        x
   If response to 13.01 above is yes, responses are not
   required for the remainder of Interrogatory 13.

                   1
             NAME OF ISSUER                           2                   3
---------------------------------------------------------------------------------------------------------
  13.02 LLOYDS TSB GROUP PLC                       $27,478,825              0.332%
  13.03 GOLDMAN SACHS GROUP INC                    $27,459,000              0.332%
  13.04 CREDIT AGRICOLE SA                         $20,000,000              0.242%
  13.05 CHUBB CORPORATION (THE)                    $19,981,421              0.241%
  13.06 BANCO BILBAO VIZCAYA ARGENTARIA            $19,792,200              0.239%
   S.A.
  13.07 BNP PARIBAS                                $19,000,000              0.230%
  13.08 TORONTO-DOMINION BANK (THE)                $14,578,000              0.176%
  13.09 RESONA HOLDINGS INC                        $14,089,908              0.170%
  13.10 NIB CAPITAL NV                             $13,847,931              0.167%
  13.11 SOCIETE GENERALE                           $12,600,000              0.152%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated,                       Yes x No / /
   privately placed equities less than 2.5% of the reporting entity's total admitted assets?
   If response to 14.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 14.

                      1                            2            3
---------------------------------------------------------------------------------------
  14.02 Aggregate statement value of                    $         0.000%
   investments held in nonaffiliated,
   privately placed equities:
   Largest 3 investments held in
   nonaffiliated, privately placed equities:
  14.03                                                 $         0.000%
  14.04                                                 $         0.000%
  14.05                                                 $         0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

  15.01 Are assets held in general                              Yes x No / /
   partnership interests less than 2.5% of
   the reporting entity's total admitted
   assets?
   If response to 15.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 15.

                      1                            2            3
---------------------------------------------------------------------------------------
  15.02 Aggregate statement value of                    $         0.000%
   investments held in general partnership
   interests:
   Largest 3 investments in general
   partnership interests:
  15.03                                                 $         0.000%
  15.04                                                 $         0.000%
  15.05                                                 $         0.000%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in                          Yes / / No x
   Schedule B less than 2.5% of the reporting entity's total admitted assets?
   If response to 16.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 16 and
   Interrogatory 17.

                      1
TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)       2            3
---------------------------------------------------------------------------------------
  16.02 HTFD REGENCY CENTERS FIXED LIFE        $60,000,000        0.725%
  16.03 WACHOVIA MONTCLAIR PLAZA PN 2006       $49,621,270        0.600%
  16.04 FORTIS                                 $41,740,409        0.504%
  16.05 HTFD_1880 CENTURY PARK EAST WHLN 06    $35,000,000        0.423%
  16.06 JPMC DRA PORTFOLIO PNO5                $35,000,000        0.423%
  16.07 HTFD ESTATE ON QUARRY LAKES WHLN 2007  $23,527,504        0.284%
  16.08 HTFD CHANNEL ISLANDS WHLN 2007         $18,753,334        0.227%
  16.09 HTFD ST. JOHNS PROP. HQ BLDG. WHLN 06  $11,431,811        0.138%
  16.10 PRINCIPAL SANDS POINT PN 06            $11,427,989        0.138%
  16.11 KB FISERVE BLDG WHLN 06                $7,849,189         0.095%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                              LOANS
---------------------------------------------------------------------------------------
  16.12 Construction loans                              $         0.000%
  16.13 Mortgage loans over 90 days past due            $         0.000%
  16.14 Mortgage loans in the process of                $         0.000%
   foreclosure
  16.15 Mortgage loans foreclosed                       $         0.000%
  16.16 Restructured mortgage loans                     $         0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                    RESIDENTIAL                    COMMERCIAL                         AGRICULTURAL
        LOAN-TO-VALUE             1            2                3                 4                 5                 6
--------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                    $        0.000%      $                       0.000%                   $          0.000%
  17.02 91% to 95%                   $        0.000%      $                       0.000%                   $          0.000%
  17.03 81% to 90%                   $        0.000%      $                       0.000%                   $          0.000%
  17.04 71% to 80%                   $        0.000%      $107,080,645            1.294%                   $          0.000%
  17.05 below 70%                    $        0.000%      $195,624,239            2.364%         $14,319,074          0.173%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported                    Yes x No / /
   less than 2.5% of the reporting entity's total admitted assets?
   If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

      DESCRIPTION                2                 3
--------------------------------------------------------------------------------
  18.02                                   $           0.000  %
  18.03                                   $           0.000  %
  18.04                                   $           0.000  %
  18.05                                   $           0.000  %
  18.06                                   $           0.000  %

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments in mezzanine real estate loans.

  19.01 Are assets held in investments held in mezzanine real      Yes x No / /
   estate loans less than 2.5% of the reporting entity's admitted assets?
   Is response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

           1                     2                 3
--------------------------------------------------------------------------------
  19.02 Aggregate                         $           0.000  %
   statement value of
   investments held in
   mezzanine real
   estate loans Largest
   three investments
   held in mezzanine
   real estate loans.
  19.03                                   $           0.000  %
  19.04                                   $           0.000  %
  19.05                                   $           0.000  %

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                        AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                  2                   3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do    $388,665,636           4.697  %          $197,522,197         $224,652,392         $409,563,021
   not include assets held as
   collateral for such
   transactions)
  20.02 Repurchase agreements                $           0.000  %                     $                    $                    $
  20.03 Reverse repurchase                   $           0.000  %                     $                    $                    $
   agreements
  20.04 Dollar repurchase                    $           0.000  %                     $                    $                    $
   agreements
  20.05 Dollar reverse                       $           0.000  %                     $                    $                    $
   repurchase agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                           OWNED                                                       WRITTEN
                                     1                  2                                      3                    4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                             $           0.000  %                                      $                0.000  %
  21.02 Income generation                   $           0.000  %                                      $                0.000  %
  21.03 Other                    $404,761,614           4.891  %                                      $                0.000  %

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  22.01 Hedging                     $3,489,804          0.042  %             $3,404,726           $3,081,019           $3,641,617
  22.02 Income generation                    $          0.000  %                      $                    $                    $
  22.03 Replications                  $112,363          0.001  %               $279,371             $219,338             $113,929
  22.04 Other                     $340,510,916          4.115  %            $23,117,070         $340,865,942         $344,677,551

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                              $          0.000  %                      $                    $                    $
  23.02 Income generation                    $          0.000  %                      $                    $                    $
  23.03 Replications                         $          0.000  %                      $                    $                    $
  23.04 Other                       $7,779,300          0.094  %             $5,724,450          $13,907,600           $5,077,150

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (c) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Fund Participation Agreement.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement, File No. 333-119415, filed on July 20, 2007.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101951, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-39620, filed on September 6, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
John Keenan                         Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Ritchey                      Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer and Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008, there were 491,913 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Senior Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
James Davey                       Senior Vice President/Business Line Principal
Peter Delehanty                   Senior Vice President/IIP Marketing
John N. Gamalis                   Treasurer
Stephen T. Joyce                  Senior Vice President/Business Line Principal
Kenneth A. McCullum               Senior Vice President
Vernon Meyer                      Senior Vice President
Brian Murphy                      Director
Mark A. Sides                     Chief Legal Officer and Secretary
Martin A. Swanson                 Vice President/Marketing
John C. Walters                   Chief Executive Officer, President and Director
William Wilcox                    Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2008.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Registrant)

By:    John C. Walters                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters                             Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters
       Chief Executive Officer and
       Chairman of the Board, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, President, Chief Executive
  Officer and Chairman of the Board, Director*                     *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Richard J. Wirth
  Director*                                                               Attorney-in-Fact
David M. Znamierowski, Executive Vice
  President & Chief Investment Officer,
  Director*                                                        Date:  April 7, 2008

333-101951

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.